UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Newmont Mining Corp.	3.5
Invitrogen Corp.	2.9
Nucor Corp.	2.6
Charles River Laboratories International, Inc.	2.0
Steel Dynamics, Inc.	1.9
12.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Materials	21.0
Health Care	19.1
Energy	15.6
Consumer Discretionary	12.1
Industrials	8.6
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	98.9%
Short-Term Investments and Net Other Assets	1.1%

* Foreign investments	26.8%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.5%
Autoliv, Inc.	192,500	$ 8,123,500
China Yuchai International Ltd.	100	1,822
Gentex Corp.	340,900	13,526,912
IMPCO Technologies, Inc. (a)(c)	1,134,900	7,183,917
Johnson Controls, Inc.	200	10,676
Nokian Tyres Ltd.	158,750	15,502,473
Starcraft Corp. (a)	105	1,428
Superior Industries International, Inc.	100	3,345
		44,354,073
Automobiles - 0.1%
Bajaj Auto Ltd.	35,300	678,589
Denway Motors Ltd.	4,000	1,449
Fiat Spa sponsord ADR	100	845
Harley-Davidson, Inc.	100	6,194
Hero Honda Motors Ltd.	155,171	1,710,341
Mahindra & Mahindra Ltd.	100	962
Maruti Udyog Ltd.	100	877
Monaco Coach Corp.	200	5,634
Tata Motors Ltd.	100	827
Thor Industries, Inc.	200	6,692
		2,412,410
Distributors - 0.0%
Advanced Marketing Services, Inc.	100	1,291
Educational Development Corp.	100	1,103
Li & Fung Ltd.	2,000	2,923
		5,317
Hotels, Restaurants & Leisure - 2.4%
Accor SA	100	4,231
AFC Enterprises, Inc. (a)	100	2,150
Applebee's International, Inc.	150	3,453
Buffalo Wild Wings, Inc.	91,400	2,527,210
Chicago Pizza & Brewery, Inc. (a)	100	1,521
Greek Organization of Football Prognostics SA	100	1,893
GTECH Holdings Corp.	22	998
Jurys Doyle Hotel Group PLC (Ireland)	100	1,268
Krispy Kreme Doughnuts, Inc. (a)	93,000	1,775,370
Kuoni Reisen Holding AG Class B (Reg.)	100	43,141
Outback Steakhouse, Inc.	808,100	33,423,016
P.F. Chang's China Bistro, Inc. (a)	100	4,115
Panera Bread Co. Class A (a)	100	3,588
Red Robin Gourmet Burgers, Inc. (a)	8,800	240,856
Royal Caribbean Cruises Ltd.	120,800	5,243,928
Sonic Corp. (a)	1,298,025	29,530,069
Starbucks Corp. (a)	100	4,348
Total Entertainment Restaurant Corp. (a)	100	1,353
		72,812,508
Household Durables - 1.7%
Alba PLC	756,464	11,113,708
CFM, Inc. (a)	100	731

	Shares	Value (Note 1)
Fedders Corp.	100	$ 435
Garmin Ltd.	51	1,889
Harman International Industries, Inc.	155,300	14,132,300
Hovnanian Enterprises, Inc. Class A (a)	200	6,942
Lennar Corp.:
Class A	200	8,944
Class B	20	829
LG Electronics, Inc.	167,270	7,939,712
Makita Corp. sponsored ADR	100	1,530
Mohawk Industries, Inc. (a)	100	7,333
Rational AG	39,471	2,565,800
Sekisui House Ltd.	877,000	9,875,876
Skyworth Digital Holdings Ltd.	2,000	526
Techtronic Industries Co. Ltd.	4,000	6,385
The Stanley Works	100	4,558
Toll Brothers, Inc. (a)	94,300	3,990,776
William Lyon Homes, Inc. (a)	100	9,215
		49,667,489
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,628
Alloy, Inc. (a)	100	615
Drugstore.com, Inc. (a)	100	349
eBay, Inc. (a)	100	9,195
GSI Commerce, Inc. (a)	100	963
InterActiveCorp (a)	487	14,678
J. Jill Group, Inc. (a)	100	2,359
Netflix, Inc. (a)	400	14,380
Overstock.com, Inc. (a)	100	3,908
Rakuten, Inc.	1	7,746
Sportsmans Guide, Inc. (a)	100	2,340
ValueVision Media, Inc. Class A (a)	100	1,302
		59,463
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	100	2,753
Asia Optical Co., Inc.	25,000	151,921
Leapfrog Enterprises, Inc. Class A (a)	100	1,989
Mega Bloks, Inc. (a)	100	1,649
Oakley, Inc.	100	1,294
Polaris Industries, Inc.	200	9,600
SCP Pool Corp.	150	6,750
SHIMANO, Inc.	100	2,418
		178,374
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	365,800	7,801,942
British Sky Broadcasting Group PLC (BSkyB)	100	1,132
Chum Ltd. Class B (non-vtg.)	200	4,198
Clear Media Ltd. (a)	1,000	795
Cumulus Media, Inc. Class A (a)	100	1,681
E.W. Scripps Co. Class A	100	10,500
EchoStar Communications Corp. Class A (a)	100	3,075
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)	100	$ 3,730
Entravision Communications Corp. Class A (a)	100	768
Fox Entertainment Group, Inc. Class A (a)	100	2,670
Gemstar-TV Guide International, Inc. (a)	100	480
Getty Images, Inc. (a)	100	6,000
Grupo Televisa SA de CV sponsored ADR	100	4,527
Harris Interactive, Inc. (a)	100	672
Insignia Systems, Inc. (a)	100	150
Modern Times Group AB (MTG) (B Shares) (a)	100	1,943
News Corp. Ltd. sponsored ADR	9	296
Omnicom Group, Inc.	100	7,589
Padmalaya Telefilms Ltd.	100	115
Pixar (a)	100	6,951
Radio One, Inc. Class A (a)	100	1,611
Saga Communications, Inc. Class A (a)	100	1,825
Salem Communications Corp. Class A (a)	36,900	1,001,097
SBS Broadcasting SA (a)	100	3,071
Scholastic Corp. (a)	100	2,995
SKY Perfect Communications, Inc.	4,246	4,974,878
Sogecable SA (a)	129,200	5,223,522
Spanish Broadcasting System, Inc. Class A (a)	100	931
Television Broadcasts Ltd.	1,000	4,282
The DIRECTV Group, Inc. (a)	82	1,402
The Reader's Digest Association, Inc. (non-vtg.)	100	1,599
TiVo, Inc. (a)	195,200	1,383,968
Torstar Corp. Class B	100	2,023
Univision Communications, Inc. Class A (a)	100	3,193
Washington Post Co. Class B	100	93,001
Westwood One, Inc. (a)	100	2,380
Yell Group PLC	100	627
Zee Telefilms Ltd.	695,914	1,907,993
		22,469,612
Multiline Retail - 0.2%
99 Cents Only Stores (a)	100	1,525
Big Lots, Inc. (a)	100	1,446
Dollar General Corp.	100	1,956
Dollar Tree Stores, Inc. (a)	100	2,743
Don Quijote Co. Ltd.	94,000	6,066,235
Family Dollar Stores, Inc.	100	3,042
Kohl's Corp. (a)	100	4,228
		6,081,175
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A	100	3,875
AC Moore Arts & Crafts, Inc. (a)	707,100	19,452,321

	Shares	Value (Note 1)
Advance Auto Parts, Inc. (a)	200	$ 8,836
AutoZone, Inc. (a)	100	8,010
Bed Bath & Beyond, Inc. (a)	100	3,845
Best Buy Co., Inc.	200	10,148
Cabela's, Inc. Class A	900	24,255
Cache, Inc. (a)	150	2,027
CarMax, Inc. (a)	1,313,800	28,732,806
Chico's FAS, Inc. (a)	42,700	1,928,332
Christopher & Banks Corp.	51	903
Cole National Corp. Class A (a)	100	2,335
Cost Plus, Inc. (a)	100	3,245
Deb Shops, Inc.	100	2,406
Esprit Holdings Ltd.	500	2,237
Forzani Group Ltd. Class A (a)	100	1,026
French Connection Group PLC	100	755
Genesco, Inc. (a)	100	2,363
Group 1 Automotive, Inc. (a)	100	3,321
Guitar Center, Inc. (a)	100	4,447
Hibbett Sporting Goods, Inc. (a)	150	4,103
Hot Topic, Inc. (a)	181,983	3,728,832
Kirkland's, Inc. (a)	100	1,193
KOMERI Co. Ltd.	659,700	17,912,707
Michaels Stores, Inc.	100	5,500
Nitori Co. Ltd.	274,600	17,465,802
O'Reilly Automotive, Inc. (a)	100	4,520
Pacific Sunwear of California, Inc. (a)	151,100	2,957,027
Peacock Group PLC	1,271,844	5,993,242
PETsMART, Inc.	100	3,245
Pier 1 Imports, Inc.	100	1,769
RONA, Inc. (a)	100,000	2,159,832
Ross Stores, Inc.	408,200	10,923,432
Sa Sa International Holdings Ltd.	2,000	782
Select Comfort Corp. (a)	346,900	9,851,960
Sharper Image Corp. (a)	100	3,139
Shimamura Co. Ltd.	100	8,797
Signet Group PLC	100	208
Sports Authority, Inc. (a)	100	3,590
Staples, Inc.	100	2,931
Talbots, Inc.	100	3,915
TBC Corp. (a)	100	2,380
The Bombay Company, Inc. (a)	100	613
Tiffany & Co., Inc.	100	3,685
TJX Companies, Inc.	100	2,414
Too, Inc. (a)	100	1,670
Tractor Supply Co. (a)	100	4,182
Urban Outfitters, Inc. (a)	200	12,182
Weight Watchers International, Inc. (a)	100	3,914
Williams-Sonoma, Inc. (a)	200	6,592
		121,271,651
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	11,968
Brown Shoe Co., Inc.	100	4,093
Coach, Inc. (a)	200	9,038
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Columbia Sportswear Co. (a)	579,600	$ 31,657,752
Compagnie Financiere Richemont unit	100	2,617
DHB Industries, Inc. (a)	100	1,518
Fossil, Inc. (a)	258,600	7,046,850
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	2,870
K-Swiss, Inc. Class A	200	4,042
Kenneth Cole Productions, Inc. Class A	100	3,427
Liz Claiborne, Inc.	100	3,598
NIKE, Inc. Class B	100	7,575
Polo Ralph Lauren Corp. Class A	100	3,445
Quiksilver, Inc. (a)	200	4,762
Ted Baker PLC	300,835	2,279,668
The Swatch Group AG (Bearer)	100	13,046
Timberland Co. Class A (a)	100	6,459
Weyco Group, Inc.	100	3,429
Wolverine World Wide, Inc.	100	2,625
		41,068,782
TOTAL CONSUMER DISCRETIONARY		360,380,854
CONSUMER STAPLES - 5.4%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	2,014
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,007
Fomento Economico Mexicano SA de CV sponsored ADR	100	4,584
Grupo Modelo SA de CV Series C	100	251
Hansen Natural Corp. (a)	100	2,533
Harbin Brewery Group Ltd.	2,000	1,436
MGP Ingredients, Inc.	100	3,869
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	885
		17,579
Food & Staples Retailing - 0.4%
Central European Distribution Corp. (a)	150	3,887
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,730
Costco Wholesale Corp.	100	4,107
Massmart Holdings Ltd.	622,969	3,311,026
Plant Co. Ltd.	113,700	1,733,949
United Natural Foods, Inc. (a)	200	5,782
Whole Foods Market, Inc.	64,100	6,118,345
		11,178,826
Food Products - 4.7%
Archer-Daniels-Midland Co.	316,500	5,310,870
Barry Callebaut AG	100	23,571
Bunge Ltd.	293,900	11,444,466
Central Garden & Pet Co. Class A (a)	100	3,577
Corn Products International, Inc.	432,000	20,109,600
Delta & Pine Land Co.	74,316	1,631,236

	Shares	Value (Note 1)
Fresh Del Monte Produce, Inc.	100	$ 2,527
Glanbia PLC	784,887	2,536,708
Green Mountain Coffee Roasters, Inc. (a)	248,711	4,618,563
Hershey Foods Corp.	504,300	23,333,961
Hormel Foods Corp.	100	3,110
IAWS Group PLC (Ireland)	50	598
Lindt & Spruengli AG (participation certificate)	2,770	2,915,439
McCormick & Co., Inc. (non-vtg.)	496,000	16,864,000
Peet's Coffee & Tea, Inc. (a)	100	2,499
People's Food Holdings Ltd.	8,370,665	5,506,055
PT Indofood Sukses Makmur Tbk	78,659,500	5,857,624
Riviana Foods, Inc.	100	2,617
Smithfield Foods, Inc. (a)	1,357,300	39,904,620
SunOpta, Inc. (a)	92,100	789,882
Tootsie Roll Industries, Inc.	103	3,348
Wimm-Bill-Dann Foods OJSC ADR (a)	65,400	912,330
Wm. Wrigley Jr. Co.	100	6,305
Yakult Honsha Co. Ltd.	1,000	14,692
		141,798,198
Household Products - 0.0%
Godrej Consumer Products Ltd. (a)	178,876	776,199
Hindustan Lever Ltd.	104,300	288,796
Kao Corp.	1,000	24,456
Reckitt Benckiser PLC	100	2,840
Uni-Charm Corp.	100	5,059
		1,097,350
Personal Products - 0.3%
Alberto-Culver Co.	150	7,521
Clarins SA	100	6,519
Hengan International Group Co. Ltd.	11,594,000	7,432,242
Kose Corp.	110	4,296
NBTY, Inc. (a)	100	2,939
USANA Health Sciences, Inc. (a)	200	6,216
		7,459,733
TOTAL CONSUMER STAPLES		161,551,686
ENERGY - 15.6%
Energy Equipment & Services - 9.2%
BJ Services Co. (a)	622,810	28,549,610
Cal Dive International, Inc. (a)	258,600	7,840,752
Carbo Ceramics, Inc.	25,000	1,706,250
Cooper Cameron Corp. (a)	317,000	15,437,900
Core Laboratories NV (a)	100	2,300
FMC Technologies, Inc. (a)	226,600	6,526,080
Global Industries Ltd. (a)	1,355,189	7,751,681
GlobalSantaFe Corp.	651,750	17,271,375
Gulf Island Fabrication, Inc.	168,300	3,640,329
Helmerich & Payne, Inc.	169,800	4,440,270
Hydril Co. (a)	239,600	7,547,400
Input/Output, Inc. (a)	1,239,000	10,271,310
Matrix Service Co. (a)	232,600	2,128,290
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	480,300	$ 21,719,166
National-Oilwell, Inc. (a)	235,300	7,409,597
Noble Corp. (a)	258,200	9,783,198
NS Group, Inc. (a)	100	1,644
Oceaneering International, Inc. (a)	334,986	11,473,271
Parker Drilling Co. (a)	1,344,400	5,135,608
Pason Systems, Inc.	626,100	14,550,641
Pioneer Drilling Co. (a)	718,200	5,515,776
Precision Drilling Corp. (a)	115,900	5,537,377
Pride International, Inc. (a)	519,500	8,888,645
Rowan Companies, Inc. (a)	549,900	13,379,067
Smith International, Inc. (a)	233,890	13,041,706
Tidewater, Inc.	100	2,980
Transocean, Inc. (a)	272,800	7,894,832
Trico Marine Services, Inc. (a)	686,600	308,970
Unit Corp. (a)	188,700	5,934,615
Varco International, Inc. (a)	1,084,548	23,740,745
Weatherford International Ltd. (a)	118,100	5,312,138
		272,743,523
Oil & Gas - 6.4%
Apache Corp.	100	4,355
Burlington Resources, Inc.	219,200	7,930,656
Caltex Australia Ltd.	1,004,943	6,483,197
China Petroleum & Chemical Corp. sponsored ADR	100	3,695
Comstock Resources, Inc. (a)	454,200	8,838,732
Enbridge Energy Partners LP	45,800	2,120,540
Golar LNG Ltd. (a)	312,000	4,818,289
Golar LNG Ltd. (Nasdaq) (a)	70	1,097
JKX Oil & Gas	91	202
KFX, Inc. (a)	65,600	499,872
Niko Resources Ltd.	138,000	3,993,403
Noble Energy, Inc.	214,700	10,949,700
OAO Gazprom sponsored ADR	100	2,870
Petro-Canada	100	4,322
PetroChina Co. Ltd. sponsored ADR	100	4,630
PetroKazakhstan, Inc. Class A	1,292,100	35,094,672
Petroleo Brasileiro SA Petrobras sponsored:
ADR	100	2,807
ADR (non-vtg.)	100	2,520
Pioneer Natural Resources Co.	309,500	10,857,260
Plains Exploration & Production Co. (a)	510,438	9,366,537
Pogo Producing Co.	120,500	5,952,700
Premcor, Inc. (a)	304,600	11,422,500
Southwestern Energy Co. (a)	1,058,900	30,358,663
Suncor Energy, Inc.	100	2,550
Surgutneftegaz JSC sponsored ADR	100	3,270
Talisman Energy, Inc.	457,200	9,974,151
Tesoro Petroleum Corp. (a)	436,500	12,047,400
Valero Energy Corp.	252,000	18,587,520

	Shares	Value (Note 1)
Vintage Petroleum, Inc.	70,700	$ 1,199,779
World Fuel Services Corp.	23,900	1,077,412
XTO Energy, Inc.	125	3,724
YUKOS Corp. sponsored ADR	100	3,180
		191,612,205
TOTAL ENERGY		464,355,728
FINANCIALS - 7.0%
Capital Markets - 0.2%
A.G. Edwards, Inc.	100	3,403
BlackRock, Inc. Class A	100	6,383
Charles Schwab Corp.	100	961
E*TRADE Financial Corp. (a)	100	1,115
Eaton Vance Corp. (non-vtg.)	100	3,821
Federated Investors, Inc. Class B (non-vtg.)	100	3,034
Franklin Resources, Inc.	100	5,008
International Assets Holding Corp. (a)	100	987
Investment Technology Group, Inc. (a)	100	1,279
Investors Financial Services Corp.	100	4,358
Mitsubishi Securities Co. Ltd.	556,000	7,408,885
Nuveen Investments, Inc. Class A	100	2,680
T. Rowe Price Group, Inc.	200	10,080
		7,451,994
Commercial Banks - 3.4%
Capitalia Spa	9,229,479	28,951,133
Banco Itau Holding Financeira SA sponsored ADR	8,000	373,120
Bank Austria Creditanstalt AG	170,570	10,026,910
Bank of Baroda	659,249	2,151,611
Bank of Fukuoka Ltd.	1,587,000	9,548,015
Bank of India	6,108,556	6,211,528
Bank of Yokohama Ltd.	2,431,000	15,417,048
BOK Financial Corp.	103	4,045
Boston Private Financial Holdings, Inc.	142,900	3,309,564
Bryn Mawr Bank Corp.	20	455
Cathay General Bancorp	10	667
Charter One Financial, Inc.	100	4,419
City National Corp.	100	6,570
Commerce Bancorp, Inc., New Jersey	183,800	10,110,838
CVB Financial Corp.	110	2,396
East West Bancorp, Inc.	200	6,140
First Horizon National Corp.	100	4,547
Fulton Financial Corp.	231	4,653
Great Southern Bancorp, Inc.	200	5,850
Hancock Holding Co.	300	8,718
Harleysville National Corp., Pennsylvania	125	3,200
HDFC Bank Ltd. sponsored ADR	100	2,686
Hiroshima Bank Ltd.	327,000	1,778,834
Independent Bank Corp., Massachusetts	100	2,895
International Bancshares Corp.	125	5,069
Irwin Financial Corp.	100	2,640
Kookmin Bank sponsored ADR (a)	100	3,138
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	100	$ 3,350
M&T Bank Corp.	100	8,730
Marshall & Ilsley Corp.	100	3,909
Nara Bancorp, Inc.	434,780	7,447,781
National Commerce Financial Corp.	100	3,250
North Fork Bancorp, Inc., New York	100	3,805
OTP Bank Rt.	100	2,047
Pacific Capital Bancorp	133	3,741
Popular, Inc.	100	4,277
PrivateBancorp, Inc.	200	5,492
SouthTrust Corp.	100	3,881
State Bancorp, Inc., New York	105	2,565
State Bank of India	326,976	3,208,454
Sterling Bancshares, Inc.	10	142
Sumitomo Trust & Banking Co. Ltd.	1,000	7,225
Synovus Financial Corp.	100	2,532
TCF Financial Corp.	100	5,805
Texas Regional Bancshares, Inc. Class A	100	4,591
Tompkins Trustco, Inc.	100	4,750
UCBH Holdings, Inc.	100	3,952
UnionBanCal Corp.	100	5,640
Valley National Bancorp	105	2,654
West Coast Bancorp, Oregon	100	2,144
Westcorp	100	4,545
Wintrust Financial Corp.	42,200	2,131,522
Zions Bancorp	100	6,145
		100,829,618
Consumer Finance - 0.0%
American Express Co.	100	5,138
Capital One Financial Corp.	100	6,838
First Cash Financial Services, Inc. (a)	150	3,192
Student Loan Corp.	100	13,650
		28,818
Diversified Financial Services - 0.1%
Deutsche Boerse AG	100	5,094
eSpeed, Inc. Class A (a)	100	1,765
Moody's Corp.	58,600	3,789,076
Power Financial Corp.	100	4,112
Principal Financial Group, Inc.	100	3,478
TSX Group, Inc.	100	3,568
		3,807,093
Insurance - 2.6%
ACE Ltd.	100	4,228
AFLAC, Inc.	2,800	114,268
Arthur J. Gallagher & Co.	100	3,045
Assurant, Inc.	232,000	6,120,160
Brown & Brown, Inc.	38,000	1,637,800
Erie Indemnity Co. Class A	100	4,678
Genworth Financial, Inc. Class A	100	2,295
Great-West Lifeco, Inc.	100	3,613

	Shares	Value (Note 1)
Hilb Rogal & Hobbs Co.	200	$ 7,136
Horace Mann Educators Corp.	100	1,748
MBIA, Inc.	22,700	1,296,624
Mercury General Corp.	34,500	1,712,925
MetLife, Inc.	100	3,585
Ohio Casualty Corp. (a)	281,300	5,662,569
Old Republic International Corp.	150	3,558
PartnerRe Ltd.	100	5,673
Progressive Corp.	67,100	5,723,630
Protective Life Corp.	100	3,867
Reinsurance Group of America, Inc.	456,400	18,552,660
Scottish Re Group Ltd.	8,100	188,325
StanCorp Financial Group, Inc.	84,300	5,648,100
Triad Guaranty, Inc. (a)	100	5,820
UICI (a)	33,400	795,254
UnumProvident Corp.	100	1,590
W.R. Berkley Corp.	706,275	30,334,511
Zenith National Insurance Corp.	300	14,580
		77,852,242
Real Estate - 0.4%
CBL & Associates Properties, Inc.	43,400	2,387,000
Corporate Office Properties Trust (SBI)	100	2,485
Equity Residential (SBI)	100	2,973
Kimco Realty Corp.	100	4,550
Pan Pacific Retail Properties, Inc.	76,600	3,869,832
Plum Creek Timber Co., Inc.	132,400	4,313,592
		10,580,432
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	146,600	5,057,700
Farmer Mac Class C (non-vtg.) (a)	100	2,393
Golden West Financial Corp., Delaware	30,770	3,272,390
MGIC Investment Corp.	100	7,586
NetBank, Inc.	76,900	840,517
New York Community Bancorp, Inc.	133	2,611
R&G Financial Corp. Class B	150	4,959
Radian Group, Inc.	100	4,790
Sterling Financial Corp., Washington (a)	110	3,506
W Holding Co., Inc.	153	2,627
Washington Federal, Inc.	110	2,640
		9,201,719
TOTAL FINANCIALS		209,751,916
HEALTH CARE - 19.1%
Biotechnology - 8.4%
Actelion Ltd. (Reg.) (a)	100	11,526
Affymetrix, Inc. (a)	157,100	5,141,883
Alnylam Pharmaceuticals, Inc.	100	756
Bachem Holding AG (B Shares)	100	5,731
BioSource International, Inc. (a)	100	706
Caliper Life Sciences, Inc. (a)	100	465
Celgene Corp. (a)	100	5,726
Cell Genesys, Inc. (a)	100	1,039
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celltech Group PLC sponsored ADR (a)	100	$ 1,993
Charles River Laboratories International, Inc. (a)	1,215,400	59,396,598
Ciphergen Biosystems, Inc. (a)	100	732
Connetics Corp. (a)	100	2,020
CSL Ltd.	19,303	300,868
CytRx Corp. (a)	100	112
Dendreon Corp. (a)	146,900	1,799,525
Digene Corp. (a)	100	3,653
Enzon Pharmaceuticals, Inc. (a)	100	1,276
Exact Sciences Corp. (a)	100	615
Gen-Probe, Inc. (a)	200	9,464
Genencor International, Inc. (a)	100	1,637
Genentech, Inc. (a)	32,400	1,820,880
Gilead Sciences, Inc. (a)	100	6,700
Global Bio-Chem Technology Group Co. Ltd.	15,460,000	11,198,877
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,932,500	126,359
Harvard Bioscience, Inc. (a)(c)	3,017,047	13,516,371
IDEXX Laboratories, Inc. (a)	100	6,294
Ilex Oncology, Inc. (a)	100	2,499
ImmunoGen, Inc. (a)	132,000	806,520
Invitrogen Corp. (a)	1,211,100	87,187,089
Kosan Biosciences, Inc. (a)	100	790
Lexicon Genetics, Inc. (a)	100	784
Luminex Corp. (a)	100	1,006
Martek Biosciences (a)	55,900	3,139,903
Medarex, Inc. (a)	100	729
MedImmune, Inc. (a)	100	2,340
Myriad Genetics, Inc. (a)	100	1,492
Nabi Biopharmaceuticals (a)	1,900	27,018
Neogen Corp. (a)	47,063	810,006
ONYX Pharmaceuticals, Inc. (a)	100	4,236
PRAECIS Pharmaceuticals, Inc. (a)	100	380
QIAGEN NV (a)	3,944,300	47,765,473
Renovis, Inc.	100	916
Seattle Genetics, Inc. (a)	81,000	569,430
Serologicals Corp. (a)	84,200	1,683,158
Sirna Therapeutics, Inc. (a)	100	294
Strategic Diagnostics, Inc. (a)	626,000	2,629,200
Tanox, Inc. (a)	100	1,907
Techne Corp. (a)	265,600	11,540,320
Trimeris, Inc. (a)	100	1,443
United Therapeutics Corp. (a)	100	2,565
		249,541,304
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)	100	1,898
Advanced Medical Optics, Inc. (a)	100	4,257
Advanced Neuromodulation Systems, Inc. (a)	150	4,920

	Shares	Value (Note 1)
Alcon, Inc.	100	$ 7,865
Align Technology, Inc. (a)	100	1,900
Apogent Technologies, Inc. (a)	100	3,200
Arthrocare Corp. (a)	100	2,908
Becton, Dickinson & Co.	100	5,180
Biacore International AB sponsored ADR	100	2,263
Bio-Rad Laboratories, Inc. Class A (a)	100	5,886
Biomet, Inc.	100	4,444
Biosite, Inc. (a)	100	4,492
Bruker BioSciences Corp. (a)	163	794
C.R. Bard, Inc.	200	11,330
Cardiodynamics International Corp. (a)	100	505
Cholestech Corp. (a)	291,900	2,378,985
Chromavision Medical Systems, Inc. (a)	100	186
Closure Medical Corp. (a)	100	2,511
CNS., Inc.	100	1,003
Cooper Companies, Inc.	100	6,317
CTI Molecular Imaging, Inc. (a)	100	1,418
Cyberonics, Inc. (a)	100	3,336
Cytyc Corp. (a)	100	2,537
DENTSPLY International, Inc.	100	5,210
Diagnostic Products Corp.	100	4,394
Edwards Lifesciences Corp. (a)	318,400	11,096,240
Epix Medical, Inc. (a)	228,600	4,823,460
Guidant Corp.	3,800	212,344
Illumina, Inc. (a)	200	1,270
INAMED Corp. (a)	150	9,428
Integra LifeSciences Holdings Corp. (a)	98,400	3,470,568
Kensey Nash Corp. (a)	100	3,450
Kinetic Concepts, Inc.	100	4,990
Matthews International Corp. Class A	100	3,294
Merit Medical Systems, Inc. (a)	133	2,124
Millipore Corp. (a)	154,300	8,697,891
Mine Safety Appliances Co.	300	10,110
Molecular Devices Corp. (a)	100	1,778
Nobel Biocare Holding AG (Switzerland)	100	15,688
Nutraceutical International Corp. (a)	100	2,131
Ocular Sciences, Inc. (a)	54,400	2,067,200
Orthologic Corp. (a)	100,600	872,202
Osteotech, Inc. (a)	100	649
PolyMedica Corp.	200	6,208
Possis Medical, Inc. (a)	148,300	5,064,445
Schick Technologies, Inc. (a)	100	1,345
Sola International, Inc. (a)	191,000	3,290,930
Sonic Innovations, Inc. (a)	164,700	935,496
SonoSight, Inc. (a)	100	2,391
St. Jude Medical, Inc. (a)	100	7,565
SurModics, Inc. (a)	100	2,464
Synovis Life Technologies, Inc. (a)	100	1,075
Synthes, Inc.	1,000	114,255
Tecan Group AG	100	4,282
Thoratec Corp. (a)	100	1,073
TriPath Imaging, Inc. (a)	100	941
Varian Medical Systems, Inc. (a)	100	7,935
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ventana Medical Systems, Inc. (a)	100	$ 4,753
VSM MedTech Ltd. (a)	100	222
Wilson Greatbatch Technologies, Inc. (a)	100	2,795
Wright Medical Group, Inc. (a)	100	3,560
Young Innovations, Inc.	100	2,540
Zimmer Holdings, Inc. (a)	100	8,820
		43,225,651
Health Care Providers & Services - 8.6%
Accredo Health, Inc. (a)	100	3,895
Advisory Board Co. (a)	100	3,560
Aetna, Inc.	240,900	20,476,500
American Healthways, Inc. (a)	147,600	3,929,112
AMERIGROUP Corp. (a)	49,400	2,430,480
AmSurg Corp. (a)	150	3,770
Andrx Corp. (a)	100	2,793
Anthem, Inc. (a)	100	8,956
Caremark Rx, Inc. (a)	1,049,006	34,554,258
Centene Corp. (a)	30,000	1,156,500
Cerner Corp. (a)	388,700	17,328,246
CIGNA Corp.	100	6,881
Computer Programs & Systems, Inc.	100	2,038
Covance, Inc. (a)	626,500	24,170,370
Coventry Health Care, Inc. (a)	269,350	13,171,215
Dendrite International, Inc. (a)	100	1,858
Dynacq Healthcare, Inc. (a)	100	590
Eclipsys Corp. (a)	100	1,526
eResearchTechnology, Inc. (a)	73,200	2,049,600
Express Scripts, Inc. (a)	100	7,923
First Health Group Corp. (a)	9,800	152,978
Health Management Associates, Inc. Class A	254,100	5,696,922
HealthExtras, Inc. (a)	131,900	2,185,583
ICON PLC sponsored ADR (a)	380,326	16,730,541
IDX Systems Corp. (a)	100	3,189
IMS Health, Inc.	1,757,800	41,202,832
Inveresk Research Group, Inc. (a)	639,800	19,731,432
iSoft Group PLC	602,200	4,744,133
Laboratory Corp. of America Holdings (a)	100	3,970
Lifeline Systems, Inc. (a)	200	4,732
Lincare Holdings, Inc. (a)	100	3,286
McKesson Corp.	3,500	120,155
MIM Corp.	100	870
Molina Healthcare, Inc.	132,200	5,047,396
NDCHealth Corp.	100	2,320
Odyssey Healthcare, Inc. (a)	200	3,764
Omnicare, Inc.	100	4,281
Orthodontic Centers of America, Inc. (a)	100	819
Oxford Health Plans, Inc.	100	5,504
PAREXEL International Corp. (a)	267,500	5,296,500
Patterson Dental Co. (a)	100	7,649

	Shares	Value (Note 1)
Pediatrix Medical Group, Inc. (a)	71,100	$ 4,966,335
Per-Se Technologies, Inc. (a)	100	1,454
Pharmaceutical Product Development, Inc. (a)	451,700	14,350,509
ProxyMed, Inc. (a)	181,142	3,054,054
Quest Diagnostics, Inc.	200	16,990
Renal Care Group, Inc. (a)	150	4,970
ResCare, Inc. (a)	1,188,803	15,097,798
Tripos, Inc. (a)	100	500
TriZetto Group, Inc. (a)	100	670
Vital Images, Inc. (a)	100	1,240
WebMD Corp. (a)	100	932
Wellcare Group, Inc.	1,900	32,300
WellPoint Health Networks, Inc. (a)	100	11,201
		257,797,880
Pharmaceuticals - 0.7%
Able Laboratories, Inc. (a)	100	2,056
Allergan, Inc.	100	8,952
Alpharma, Inc. Class A	100	2,048
Altana AG sponsored ADR	100	6,038
American Pharmaceutical Partners, Inc. (a)	150	4,557
Bentley Pharmaceuticals, Inc. (a)	100	1,374
Caraco Pharmaceutical Laboratories Ltd. (a)	100	964
Cipla Ltd.	50,500	232,866
Dr. Reddy's Laboratories Ltd. ADR	248,100	4,311,978
Endo Pharmaceuticals Holdings, Inc. (a)	200	4,690
Flamel Technologies SA sponsored ADR (a)	100	2,463
Forest Laboratories, Inc. (a)	200	11,326
Guilford Pharmaceuticals, Inc. (a)	100	475
Hi-Tech Pharmacal Co., Inc. (a)	100	1,634
Impax Laboratories, Inc. (a)	100	1,938
King Pharmaceuticals, Inc. (a)	100	1,145
KV Pharmaceutical Co. Class A (a)	150	3,464
Merck KGaA	117,343	7,084,020
Nektar Therapeutics (a)	100	1,996
Novo Nordisk AS Series B	100	5,161
Pure World, Inc. (a)	100	199
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,346,534
Roche Holding AG (participation certificate)	41,588	4,127,511
Salix Pharmaceuticals Ltd. (a)	100	3,295
Stada Arzneimittel AG	24	1,003
SuperGen, Inc. (a)	100	645
Warner Chilcott PLC ADR	100	5,019
Watson Pharmaceuticals, Inc. (a)	100	2,690
		21,176,041
TOTAL HEALTH CARE		571,740,876
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	100	$ 6,334
Applied Signal Technology, Inc.	100	3,505
Cubic Corp.	100	2,093
DRS Technologies, Inc. (a)	204,900	6,536,310
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	2,859
Engineered Support Systems, Inc.	225	13,165
General Dynamics Corp.	100	9,930
Herley Industries, Inc. (a)	100	1,954
Invision Technologies, Inc. (a)	100	4,990
KVH Industries, Inc. (a)	100	1,273
L-3 Communications Holdings, Inc.	478,800	31,983,840
Rockwell Collins, Inc.	100	3,332
VT Group PLC	100	481
		38,570,066
Air Freight & Logistics - 0.2%
Business Post Group PLC	100	893
C.H. Robinson Worldwide, Inc.	65,850	3,018,564
CNF, Inc.	100	4,156
Expeditors International of Washington, Inc.	54,900	2,712,609
FedEx Corp.	100	8,169
Forward Air Corp. (a)	100	3,740
UTI Worldwide, Inc.	100	5,269
		5,753,400
Airlines - 0.0%
Southwest Airlines Co.	100	1,677
Building Products - 0.0%
American Woodmark Corp.	100	5,985
Quixote Corp.	100	2,005
Simpson Manufacturing Co. Ltd.	100	5,612
Trex Co., Inc. (a)	100	3,775
Wienerberger AG	100	3,489
		20,866
Commercial Services & Supplies - 3.3%
Administaff, Inc. (a)	100	1,660
Apollo Group, Inc.:
- University of Phoenix Online (a)	100	8,759
Class A (a)	200	17,658
Avery Dennison Corp.	100	6,401
Benesse Corp.	100	3,329
Bennett Environmental, Inc. (a)	370,800	4,656,196
Bright Horizons Family Solutions, Inc. (a)(c)	685,300	36,738,933
Bunzl PLC	100	836
Career Education Corp. (a)	200	9,112
ChoicePoint, Inc. (a)	350,500	16,003,830
Cintas Corp.	100	4,767
Coinstar, Inc. (a)	100	2,197
Concorde Career Colleges, Inc. (a)	100	1,749

	Shares	Value (Note 1)
Corinthian Colleges, Inc. (a)	200	$ 4,948
Corporate Executive Board Co.	100	5,779
CoStar Group, Inc. (a)	100	4,593
Danka Business Systems PLC sponsored ADR (a)	17,000	76,840
DeVry, Inc. (a)	3,900	106,938
Education Management Corp. (a)	31,200	1,025,232
FTI Consulting, Inc. (a)	150	2,475
Fullcast Co. Ltd.	5,184	14,461,660
Gevity HR, Inc.	100	2,619
GFK AG	100	3,500
H&R Block, Inc.	100	4,768
Herman Miller, Inc.	100	2,894
HNI Corp.	100	4,233
Intertek Group PLC	100	1,041
Ionics, Inc. (a)	359,900	10,167,175
ITE Group PLC	100	119
ITT Educational Services, Inc. (a)	100	3,802
Labor Ready, Inc. (a)	100	1,550
Manpower, Inc.	38	1,929
National Research Corp. (a)	100	1,700
On Assignment, Inc. (a)	124,300	733,370
Princeton Review, Inc. (a)	578,377	4,378,314
Resources Connection, Inc. (a)	100	3,911
Ritchie Brothers Auctioneers, Inc.	200	5,822
Robert Half International, Inc.	100	2,977
Stericycle, Inc. (a)	100	5,174
Strayer Education, Inc.	100	11,157
Tetra Tech, Inc. (a)	447,374	7,301,144
Trojan Technologies Corp. (a)	100	571
Universal Technical Institute, Inc.	42,900	1,714,713
Vedior NV (Certificaten Van Aandelen)	101	1,476
West Corp. (a)	100	2,615
		97,500,466
Construction & Engineering - 1.3%
Arcadis NV	9,700	133,207
Chicago Bridge & Iron Co. NV	294,400	8,199,040
Dycom Industries, Inc. (a)	218,400	6,115,200
EMCOR Group, Inc. (a)	100	4,398
Fluor Corp.	459,000	21,880,530
Granite Construction, Inc.	100	1,823
Jacobs Engineering Group, Inc. (a)	55,000	2,165,900
Perini Corp. (a)	100	1,067
		38,501,165
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	100	2
BYD Co. Ltd. (H Shares)	184,500	545,235
Fujikura Ltd.	1,000	5,710
II-VI, Inc. (a)	100	3,066
Johnson Electric Holdings Ltd.	500	510
REPower Systems AG	100	2,229
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	259,700	$ 9,741,347
Roper Industries, Inc.	100	5,690
		10,303,789
Industrial Conglomerates - 0.0%
Teleflex, Inc.	18,000	902,700
Machinery - 2.0%
AGCO Corp. (a)	1,402,200	28,562,814
Cascade Corp.	200	6,250
Ceradyne, Inc. (a)	150	5,366
CNH Global NV	100	2,064
CUNO, Inc. (a)	99,900	5,329,665
Donaldson Co., Inc.	200	5,860
ESCO Technologies, Inc. (a)	100	5,336
Graco, Inc.	668,700	20,763,135
Husky Injection Molding Systems Ltd. (a)	100	401
Illinois Tool Works, Inc.	100	9,589
Joy Global, Inc.	100	2,994
Middleby Corp.	100	5,462
PACCAR, Inc.	150	8,699
Pentair, Inc.	200	6,728
Reliance Steel & Aluminum Co.	54,300	2,189,376
Toshiba Machine Co. Ltd.	1,000	4,389
Trinity Industries, Inc.	100	3,179
Wabash National Corp. (a)	100	2,755
Zenon Environmental, Inc. (a)	197,300	3,401,979
		60,316,041
Marine - 0.1%
Alexander & Baldwin, Inc.	48,700	1,629,015
Road & Rail - 0.1%
Canadian National Railway Co.	150	6,495
Guangshen Railway Co. Ltd. sponsored ADR	100	1,422
Heartland Express, Inc.	100	2,736
Knight Transportation, Inc. (a)	100	2,873
Landstar System, Inc. (a)	37,600	1,987,912
Old Dominion Freight Lines, Inc. (a)	150	4,422
		2,005,860
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	11,366
Richelieu Hardware Ltd.	100	1,421
		12,787
Transportation Infrastructure - 0.0%
Sea Containers Ltd. Class B	7,900	139,672
TOTAL INDUSTRIALS		255,657,504
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.4%
3Com Corp. (a)	100	625
Arris Group, Inc. (a)	100	594

	Shares	Value (Note 1)
Avaya, Inc. (a)	43,400	$ 685,286
Avocent Corp. (a)	100	3,674
Black Box Corp.	100	4,726
Comtech Telecommunications Corp. (a)	100	2,256
ECtel Ltd. (a)	100	289
Emulex Corp. (a)	100	1,431
F5 Networks, Inc. (a)	65,400	1,731,792
Harris Corp.	100	5,075
InterDigital Communication Corp. (a)	100	1,881
Juniper Networks, Inc. (a)	281	6,899
Loral Space & Communications Ltd.	67,810	9,832
NETGEAR, Inc.	283,600	3,045,864
Option NV (a)	90	2,289
Packeteer, Inc. (a)	10	162
Plantronics, Inc. (a)	100	4,210
Polycom, Inc. (a)	200	4,482
QLogic Corp. (a)	81	2,154
QUALCOMM, Inc.	100	7,298
Research in Motion Ltd. (a)	110,600	7,565,972
Scientific-Atlanta, Inc.	100	3,450
SeaChange International, Inc. (a)	100	1,688
SpectraLink Corp.	100	1,490
ViaSat, Inc. (a)	100	2,495
		13,095,914
Computers & Peripherals - 0.0%
Applied Films Corp. (a)	100	2,902
Avid Technology, Inc. (a)	100	5,457
Compal Electronics, Inc.	1,000	1,087
Drexler Technology Corp. (a)	100	1,333
EMC Corp. (a)	6,300	71,820
iCAD, Inc. (a)	100	370
Lexmark International, Inc. Class A (a)	100	9,653
M-Systems Flash Disk Pioneers Ltd. (a)	900	13,419
Moser-Baer India Ltd.	200	781
Network Appliance, Inc. (a)	100	2,153
Overland Storage, Inc. (a)	100	1,329
Psion PLC (a)	100	113
SanDisk Corp. (a)	200	4,338
Stratasys, Inc. (a)	150	3,714
Synaptics, Inc. (a)	100	1,915
		120,384
Electronic Equipment & Instruments - 4.9%
AU Optronics Corp. sponsored ADR	17,850	291,669
Brightpoint, Inc. (a)	150	2,063
CDW Corp.	90,892	5,795,274
CellStar Corp. (a)	100	736
Cognex Corp.	100	3,848
Dionex Corp. (a)	100	5,517
Elec & Eltek International Co. Ltd.	1,929,000	5,401,200
Excel Technology, Inc. (a)	100	3,325
Fargo Electronics, Inc. (a)	100	1,111
Flir Systems, Inc. (a)	136,745	7,507,301
Global Imaging Systems, Inc. (a)	100	3,666
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Hon Hai Precision Industries Co. Ltd.	7,609,400	$ 28,334,078
I. D. Systems Inc. (a)	100	1,507
Identix, Inc. (a)	100	747
INFICON Holding AG (a)	100	8,724
Itron, Inc. (a)	100	2,294
Keyence Corp.	19,700	4,559,561
Landauer, Inc.	100	4,466
Lexar Media, Inc. (a)	100	668
LoJack Corp. (a)	100	879
Metrologic Instruments, Inc. (a)	200	3,988
Mettler-Toledo International, Inc. (a)	186,700	9,174,438
MOCON, Inc.	100	850
MTS Systems Corp.	100	2,345
Nam Tai Electronics, Inc.	30	646
National Instruments Corp.	150	4,598
ScanSource, Inc. (a)	100	5,942
Symbol Technologies, Inc.	2,608,600	38,450,764
Thermo Electron Corp. (a)	100	3,074
Trimble Navigation Ltd. (a)	150	4,169
Universal Display Corp. (a)	100	1,074
Varian, Inc. (a)	100	4,215
Viisage Technology, Inc. (a)	100	872
Waters Corp. (a)	978,720	46,763,242
Yageo Corp. sponsored GDR (a)	100	245
		146,349,096
Internet Software & Services - 0.4%
Aquantive, Inc. (a)	190,200	1,879,176
Ariba, Inc. (a)	100	198
AsiaInfo Holdings, Inc. (a)	100	528
Ask Jeeves, Inc. (a)	100	3,903
Autobytel, Inc. (a)	100	908
Blue Coat Systems, Inc. (a)	100	3,349
CNET Networks, Inc. (a)	100	1,107
Digital Impact, Inc. (a)	100	190
Digital Insight Corp. (a)	10	207
Digital River, Inc. (a)	100	3,263
DoubleClick, Inc. (a)	515,559	4,005,893
EarthLink, Inc. (a)	100	1,035
FindWhat.com (a)	100	2,314
FreeMarkets, Inc. (a)	100	652
Internet Commerce Corp. Class A (a)	100	120
iPass, Inc.	100	1,059
j2 Global Communications, Inc. (a)	200	5,560
LookSmart Ltd. (a)	100	217
Neoforma, Inc. (a)	100	1,214
Netease.com, Inc. sponsored ADR (a)	100	4,132
Netegrity, Inc. (a)	100	846
NetRatings, Inc. (a)	10	163
NIC, Inc. (a)	10	72
Open Text Corp. (a)	100	3,201
PEC Solutions, Inc. (a)	100	1,193

	Shares	Value (Note 1)
Quovadx, Inc. (a)	10	$ 12
Raindance Communications, Inc. (a)	10	21
RealNetworks, Inc. (a)	647,309	4,427,594
Retek, Inc. (a)	100	614
Sina Corp. (a)	100	3,299
Sohu.com, Inc. (a)	39,000	775,320
Supportsoft, Inc. (a)	10	87
United Online, Inc. (a)	150	2,642
ValueClick, Inc. (a)	100	1,198
VeriSign, Inc. (a)	100	1,990
WebEx Communications, Inc. (a)	100	2,176
Websense, Inc. (a)	27,400	1,020,102
Yahoo!, Inc. (a)	200	7,266
		12,162,821
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	262,700	13,907,338
Alliance Data Systems Corp. (a)	100	4,225
Anteon International Corp. (a)	100	3,262
CACI International, Inc. Class A (a)	300	12,132
CheckFree Corp. (a)	100	3,000
Cognizant Technology Solutions Corp. Class A (a)	600	15,246
DST Systems, Inc. (a)	150,800	7,251,972
First Data Corp.	36	1,603
Global Payments, Inc.	100	4,502
Hewitt Associates, Inc. Class A (a)	100	2,750
iGate Corp. (a)	100	398
Indra Sistemas SA	90	1,150
Infocrossing, Inc. (a)	100	1,350
Infosys Technologies Ltd. sponsored ADR	100	9,277
infoUSA, Inc. (a)	100	1,014
InteliData Technologies Corp. (a)	100	66
Intrado, Inc. (a)	100	1,609
ManTech International Corp. Class A (a)	141,100	2,648,447
Maximus, Inc. (a)	100	3,546
Paychex, Inc.	100	3,388
Satyam Computer Services Ltd.	100	664
SRA International, Inc. Class A (a)	200	8,464
StarTek, Inc.	100	3,580
SunGard Data Systems, Inc. (a)	200	5,200
Syntel, Inc.	100	1,655
The BISYS Group, Inc. (a)	100	1,406
TietoEnator Oyj	100	3,043
Total System Services, Inc.	100	2,190
Tyler Technologies, Inc. (a)	100	946
		23,903,423
Office Electronics - 0.5%
Neopost SA	2,200	130,346
Zebra Technologies Corp. Class A (a)	172,750	15,029,250
		15,159,596
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. Class A (a)	100	230
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	100	$ 4,708
ARM Holdings PLC sponsored ADR	100	665
ASM Pacific Technology Ltd.	500	1,875
ATI Technologies, Inc. (a)	100	1,886
Broadcom Corp. Class A (a)	100	4,677
Cabot Microelectronics Corp. (a)	100	3,061
Cree, Inc. (a)	46,100	1,073,208
Hi/fn, Inc. (a)	8	96
International Rectifier Corp. (a)	77,600	3,214,192
Intersil Corp. Class A	57,000	1,234,620
KLA-Tencor Corp. (a)	100	4,938
Lam Research Corp. (a)	100	2,680
Linear Technology Corp.	100	3,947
Marvell Technology Group Ltd. (a)	200	5,340
Micrel, Inc. (a)	100	1,215
Microchip Technology, Inc.	100	3,154
Novellus Systems, Inc. (a)	100	3,144
NVIDIA Corp. (a)	209,700	4,298,850
Omnivision Technologies, Inc. (a)	400	6,380
Pixelworks, Inc. (a)	178,900	2,740,748
PLX Technology, Inc. (a)	100	1,726
Rambus, Inc. (a)	100	1,777
RF Micro Devices, Inc. (a)	100	750
Silicon Image, Inc. (a)	100	1,313
Standard Microsystems Corp. (a)	100	2,332
Tundra Semiconductor Corp. Ltd. (a)	100	1,706
Zoran Corp. (a)	100	1,835
		12,621,053
Software - 0.4%
Activision, Inc. (a)	225	3,578
Adobe Systems, Inc.	100	4,650
Altiris, Inc. (a)	100	2,761
Ansys, Inc. (a)	100	4,700
BEA Systems, Inc. (a)	100	822
Borland Software Corp. (a)	100	849
Bottomline Technologies, Inc. (a)	11	116
Business Objects SA sponsored ADR (a)	100	2,263
Cadence Design Systems, Inc. (a)	100	1,463
Check Point Software Technologies Ltd. (a)	100	2,699
Citrix Systems, Inc. (a)	100	2,036
Cognos, Inc. (a)	100	3,613
Concur Technologies, Inc. (a)	100	1,070
Creo, Inc. (a)	100	877
Dassault Systemes SA sponsored ADR	100	4,687
Digimarc Corp. (a)	100	1,335
Dwango Co. Ltd.	1	34,499
Electronic Arts, Inc. (a)	100	5,455
EPIQ Systems, Inc. (a)	100	1,450
Evolving Systems, Inc. (a)	100	475
FactSet Research Systems, Inc.	100	4,727

	Shares	Value (Note 1)
FileNET Corp. (a)	100	$ 3,157
Hudson Soft Co. Ltd.	100	934
Hyperion Solutions Corp. (a)	100	4,372
Informatica Corp. (a)	100	763
Intuit, Inc. (a)	100	3,858
Kewill Systems PLC (a)	100	120
Kronos, Inc. (a)	150	6,180
Macrovision Corp. (a)	100	2,503
Magma Design Automation, Inc. (a)	100	1,923
Manhattan Associates, Inc. (a)	100	3,088
Mercury Interactive Corp. (a)	100	4,983
Merge Technologies, Inc. (a)	100	1,463
MRO Software, Inc. (a)	100	1,361
NDS Group PLC sponsored ADR (a)	100	2,522
Network Associates, Inc. (a)	100	1,813
PeopleSoft, Inc. (a)	100	1,850
Plato Learning, Inc. (a)	94,100	932,531
Quality Systems, Inc. (a)	100	4,909
Quest Software, Inc. (a)	100	1,290
Red Hat, Inc. (a)	100	2,297
Renaissance Learning, Inc.	55,870	1,252,605
Roxio, Inc. (a)	100	491
RSA Security, Inc. (a)	100	2,047
ScanSoft, Inc. (a)	100	495
SERENA Software, Inc. (a)	100	1,909
Symantec Corp. (a)	17,700	774,906
Synopsys, Inc. (a)	100	2,843
TALX Corp.	83,200	2,032,576
Temenos Group AG (a)	100	916
THQ, Inc. (a)	182,500	4,179,250
Trend Micro, Inc. sponsored ADR	100	4,497
Vastera, Inc. (a)	392,400	1,177,200
WatchGuard Technologies, Inc. (a)	10	72
		10,495,849
TOTAL INFORMATION TECHNOLOGY		233,908,136
MATERIALS - 21.0%
Chemicals - 1.2%
American Vanguard Corp.	150	5,060
Asian Paints India Ltd. (a)	45,800	312,307
Balchem Corp.	100	2,750
BOC Group PLC	100	1,679
Cambrex Corp.	100	2,523
Ecolab, Inc.	500,300	15,859,510
Headwaters, Inc. (a)	100	2,593
IMC Global, Inc.	100	1,340
International Flavors & Fragrances, Inc.	100	3,740
Minerals Technologies, Inc.	56,200	3,259,600
Nitto Denko Corp.	233,100	12,095,069
Novozymes AS Series B	18,800	849,946
Potash Corp. of Saskatchewan	100	9,626
Praxair, Inc.	200	7,982
Quaker Chemical Corp.	100	2,762
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1,000	$ 1
Sensient Technologies Corp.	100	2,148
Sigma Aldrich Corp.	100	5,961
Sinopec Beijing Yanhua Petrochemical Co. Ltd. sponsored ADR (a)	100	1,617
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	667
sponsored ADR	134,900	4,477,331
Spartech Corp.	100	2,594
Terra Nitrogen Co. LP	100	1,200
Valspar Corp.	100	5,039
		36,913,045
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. (H Shares)	1,000,000	1,109,003
Cemex SA de CV sponsored ADR	104	3,026
Cheung Kong Infrastructure Holdings Ltd.	1,000	2,410
Florida Rock Industries, Inc.	150	6,326
James Hardie Industries NV	100	419
Vulcan Materials Co.	100	4,755
		1,125,939
Containers & Packaging - 0.4%
Aptargroup, Inc.	100	4,369
Essel Propack Ltd.	13,700	56,022
IPL, Inc. Class A	100	693
Packaging Corp. of America	443,600	10,602,040
		10,663,124
Metals & Mining - 19.0%
Agnico-Eagle Mines Ltd.	1,180,230	15,722,833
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
AK Steel Holding Corp. (a)	380,000	2,002,600
Alumina Ltd.	1,236,600	4,563,618
Alumina Ltd. sponsored ADR	131,100	1,959,945
Apex Silver Mines Ltd. (a)	100	1,705
Arch Coal, Inc.	340,200	12,447,918
AUR Resources, Inc. (a)	100	450
Barrick Gold Corp.	100	1,993
BHP Billiton Ltd. sponsored ADR	100	1,752
BHP Steel Ltd.	1,037,200	4,886,169
Brush Engineered Materials, Inc. (a)	100	1,890
Commercial Metals Co.	83,600	2,712,820
Compania de Minas Buenaventura SA sponsored ADR	1,405,000	31,050,500
CONSOL Energy, Inc.	681,900	24,548,400
Dofasco, Inc.	100	2,969
Falconbridge Ltd.	352,900	8,664,424
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300,600	43,114,890

	Shares	Value (Note 1)
Glamis Gold Ltd. (a)	146,800	$ 2,580,748
Goldcorp, Inc.	50,000	583,627
Golden Star Resources Ltd. (a)	250,000	1,167,629
Harmony Gold Mining Co. Ltd.	1,049,100	11,126,172
High River Gold Mines Ltd. (a)	1,989,600	2,431,253
IMCO Recycling, Inc. (a)	100	1,322
Inco Ltd. (a)	100	3,449
Inmet Mining Corp. (a)	658,400	9,131,419
International Steel Group, Inc.	2,500	74,375
IPSCO, Inc.	1,165,900	26,291,530
Kinross Gold Corp. (a)	3,984,866	22,166,359
Massey Energy Co.	562,800	15,876,588
Meridian Gold, Inc. (a)	100	1,294
Newmont Mining Corp.	2,665,980	103,333,371
Nippon Steel Corp.	3,401,000	7,242,258
Noranda, Inc.	100	1,720
Nucor Corp.	991,100	76,076,836
Peabody Energy Corp.	395,000	22,116,050
Phelps Dodge Corp.	160,700	12,455,857
Placer Dome, Inc.	100	1,679
POSCO sponsored ADR	100	3,351
Quanex Corp.	100	4,870
Ryerson Tull, Inc.	100	1,588
Schnitzer Steel Industries, Inc. Class A	150	5,094
Sons of Gwalia Ltd. ADR (a)	100	965
Steel Dynamics, Inc. (a)	1,977,210	56,607,522
Steel Technologies, Inc.	100	2,208
Stillwater Mining Co. (a)	100	1,501
Teck Cominco Ltd. Class B (sub. vtg.)	1,118,800	20,129,845
United States Steel Corp.	460,700	16,179,784
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	164,400	1,709,014
WMC Resources Ltd.	1,265,500	4,351,844
Xstrata PLC	276,600	3,708,923
		567,120,301
Paper & Forest Products - 0.4%
Aracruz Celulose SA sponsored ADR	100	3,266
International Forest Products (Interfor) Class A (a)	9,100	46,390
Lee & Man Paper Manufacturing Ltd.	6,292,000	5,646,811
MAXXAM, Inc. (a)	100	2,660
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,375,400	4,380,751
Votorantim Celulose e Papel SA sponsored ADR	100	3,180
		10,083,058
TOTAL MATERIALS		625,905,467
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
BCE, Inc.	100	2,002
Covad Communications Group, Inc. (a)	387,261	929,426
General Communications, Inc. Class A (a)	100	794
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Golden Telecom, Inc.	139,500	$ 3,925,530
Hungarian Telephone & Cable Corp. (a)	100	970
Matav Rt. sponsored ADR	100	2,031
Philippine Long Distance Telephone Co. (a)	100	2,052
Philippine Long Distance Telephone Co. sponsored ADR (a)	516,100	10,765,846
PT Indosat Tbk sponsored ADR	100	2,120
PT Telkomunikasi Indonesia Tbk sponsored ADR	695,200	10,810,360
Rostelecom sponsored ADR	100	1,292
Telefonica del Peru SA sponsored ADR	100	261
Teleglobe International Holdings Ltd. (a)	5	25
Warwick Valley Telephone Co.	300	6,375
		26,449,084
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL (For. Reg.)	100	217
America Movil SA de CV sponsored ADR	224,300	8,157,791
At Road, Inc. (a)	211,427	1,617,417
Boston Communications Group, Inc. (a)	100	1,025
Mobile TeleSystems OJSC sponsored ADR	55,700	6,795,400
MTN Group Ltd. (a)	2,190,216	10,145,657
Nextel Communications, Inc. Class A (a)	100	2,666
Nextel Partners, Inc. Class A (a)	100	1,592
NII Holdings, Inc. (a)	471,908	15,898,581
Telemig Celular Participacoes SA ADR	100	2,950
Telephone & Data Systems, Inc.	100	7,120
Vimpel Communications sponsored ADR (a)	100	9,645
		42,640,061
TOTAL TELECOMMUNICATION SERVICES		69,089,145
UTILITIES - 0.0%
Electric Utilities - 0.0%
Ameren Corp.	100	4,296
Black Hills Corp.	100	3,150
Cinergy Corp.	100	3,800
Empire District Electric Co.	100	2,011
FPL Group, Inc.	100	6,395
Otter Tail Corp.	100	2,686
PPL Corp.	100	4,590
Wisconsin Energy Corp.	100	3,261
		30,189
Gas Utilities - 0.0%
KeySpan Corp.	100	3,670
Multi-Utilities & Unregulated Power - 0.0%
Energy East Corp.	100	2,425
Equitable Resources, Inc.	1,100	56,881

	Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	100	$ 4,003
Questar Corp.	5,600	216,384
		279,693
TOTAL UTILITIES		313,552
TOTAL COMMON STOCKS (Cost $2,283,944,287)		2,952,654,864
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	100	67,084
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	122
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,459)		67,206
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.16% (b)	19,807,160	19,807,160
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	71,001,350	71,001,350
TOTAL MONEY MARKET FUNDS (Cost $90,808,510)		90,808,510
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,374,811,256)	3,043,530,580
NET OTHER ASSETS - (1.9)%	(58,193,567)
NET ASSETS - 100%	$2,985,337,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,314,182,787 and $878,592,003, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86,513 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $11,369,500. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.2%
Canada	6.9%
Japan	4.4%
Netherlands	1.9%
Cayman Islands	1.1%
Peru	1.0%
Italy	1.0%
India	1.0%
Others (individually less than 1%)	9.5%
100.0%

Companies which are affiliates of the fund at period end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bright Horizons Family Solutions, Inc.	$ 28,782,600	$ -	$ -	$ -	$ 36,738,933
Harvard Bioscience, Inc.	24,939,580	1,588,729	1,104,712	-	13,516,371
IMPCO Technologies, Inc.	1,771,032	6,691,612	791,283	-	7,183,917
TOTALS	$ 55,493,212	$ 8,280,341	$ 1,895,995	$ -	$ 57,439,221
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $128,510,000 of which $28,092,000 and $100,418,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,587,070) (cost $2,374,811,256) - See accompanying schedule		$ 3,043,530,580
Cash		617,427
Foreign currency held at value (cost $9,038,195)		8,993,492
Receivable for investments sold		4,201,220
Receivable for fund shares sold		4,928,190
Dividends receivable		1,817,550
Interest receivable		27,940
Prepaid expenses		4,347
Other receivables		256,232
Total assets		3,064,376,978
Liabilities
Payable for investments purchased	$ 5,321,531
Payable for fund shares redeemed	653,409
Accrued management fee	1,371,554
Distribution fees payable	364,734
Other affiliated payables	236,506
Other payables and accrued expenses	90,881
Collateral on securities loaned, at value	71,001,350
Total liabilities		79,039,965
Net Assets		$ 2,985,337,013
Net Assets consist of:
Paid in capital		$ 2,346,608,712
Accumulated net investment loss		(81,196)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,863,309)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		668,672,806
Net Assets		$ 2,985,337,013
Initial Class: Net Asset Value, offering price and redemption price per share ($747,711,432 ÷ 29,146,847 shares)		$ 25.65
Service Class: Net Asset Value, offering price and redemption price per share ($666,339,889 ÷ 26,053,220 shares)		$ 25.58
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,571,285,692 ÷ 61,790,767 shares)		$ 25.43

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 9,539,548
Interest		184,569
Security lending		495,497
Total income		10,219,614

Expenses
Management fee	$ 7,805,781
Transfer agent fees	909,886
Distribution fees	2,028,967
Accounting and security lending fees	433,156
Non-interested trustees' compensation	6,198
Custodian fees and expenses	197,020
Audit	25,377
Legal	1,465
Interest	709
Miscellaneous	61,611
Total expenses before reductions	11,470,170
Expense reductions	(422,281)	11,047,889
Net investment income (loss)		(828,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain of $497,820 on sales of investments in affiliated issuers)	102,252,078
Foreign currency transactions	(90,332)
Total net realized gain (loss)		102,161,746
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $336,495)	55,881,976
Assets and liabilities in foreign currencies	(49,956)
Total change in net unrealized appreciation (depreciation)		55,832,020
Net gain (loss)		157,993,766
Net increase (decrease) in net assets resulting from operations		$ 157,165,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (828,275)	$ (2,294,177)
Net realized gain (loss)	102,161,746	29,542,718
Change in net unrealized appreciation (depreciation)	55,832,020	575,223,419
Net increase (decrease) in net assets resulting from operations	157,165,491	602,471,960
Distributions to shareholders from net investment income	-	(5,082,393)
Share transactions - net increase (decrease)	391,938,620	440,089,337
Total increase (decrease) in net assets	549,104,111	1,037,478,904

Net Assets
Beginning of period	2,436,232,902	1,398,753,998
End of period (including accumulated net investment loss of $81,196 and undistributed net investment income of $76,412, respectively)	$ 2,985,337,013	$ 2,436,232,902
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	3,033,539	2,796,337	15,362,035
Redeemed	(1,972,466)	(820,174)	(2,686,035)
Net increase (decrease)	1,061,073	1,976,163	12,676,000

Dollars Sold	$ 75,752,954	$ 69,585,537	$ 380,650,840
Redeemed	(48,337,345)	(20,166,493)	(65,546,873)
Net increase (decrease)	$ 27,415,609	$ 49,419,044	$ 315,103,967

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,434,612	4,691,539	24,537,608
Reinvested	131,528	76,717	95,288
Redeemed	(5,011,471)	(2,353,097)	(5,472,778)
Net increase (decrease)	(445,331)	2,415,159	19,160,118

Dollars Sold	$ 95,795,053	$ 94,175,028	$ 482,784,357
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(89,867,137)	(43,168,976)	(104,711,381)
Net increase (decrease)	$ 8,134,952	$ 52,291,059	$ 379,663,326

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.01	-G	.09	.20	.19	-G
Net realized and unrealized gain (loss)	1.48	6.73	(2.00)	(.86)	4.95	5.05
Total from investment operations	1.49	6.73	(1.91)	(.66)	5.14	5.05
Distributions from net investment income	-	(.08)	(.18)	-	(.08)	-
Distributions from net realized gain	-	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	-	(.05)	(.02)
Total distributions	-	(.08)	(.18)	-	(.13)	(.11)
Net asset value, end of period	$ 25.65	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Total ReturnB,C,D	6.17%	38.64%	(9.82)%	(3.26)%	33.78%	49.04%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.70%	.70%	.69%	.74%	3.34%
Expenses net of voluntary waivers, if any	.69%A	.70%	.70%	.69%	.74%	1.00%
Expenses net of all reductions	.66%A	.68%	.63%	.62%	.69%	.97%
Net investment income (loss)	.09%A	-%	.51%	1.06%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 747,711	$ 678,480	$ 499,557	$ 574,934	$ 589,026	$ 1,744
Portfolio turnover rate	66%A	51%	135%	144%	245%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Income from Investment Operations
Net investment income (loss)E	-G	(.02)	.08	.18	.17	(.01)
Net realized and unrealized gain (loss)	1.48	6.72	(2.00)	(.86)	4.93	5.05
Total from investment operations	1.48	6.70	(1.92)	(.68)	5.10	5.04
Distributions from net investment income	-	(.06)	(.16)	-	(.07)	-
Distributions from net realized gain	-	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	-	(.05)	(.02)
Total distributions	-	(.06)	(.16)	-	(.12)	(.11)
Net asset value, end of period	$ 25.58	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Total ReturnB,C,D	6.14%	38.52%	(9.90)%	(3.36)%	33.54%	48.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.80%	.80%	.79%	.84%	3.41%
Expenses net of voluntary waivers, if any	.79%A	.80%	.80%	.79%	.84%	1.10%
Expenses net of all reductions	.76%A	.78%	.73%	.72%	.79%	1.07%
Net investment income (loss)	(.01)%A	(.10)%	.41%	.96%	.92%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,340	$ 580,179	$ 378,264	$ 366,665	$ 282,941	$ 25,908
Portfolio turnover rate	66%A	51%	135%	144%	245%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss)E	(.02)	(.05)	.05	.15	.14
Net realized and unrealized gain (loss)	1.47	6.69	(1.99)	(.86)	5.35
Total from investment operations	1.45	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	-	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	-	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 25.43	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total ReturnB,C,D	6.05%	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	.95%A	.95%	.95%	.94%	.99%A
Expenses net of voluntary waivers, if any	.95%A	.95%	.95%	.94%	.99%A
Expenses net of all reductions	.91%A	.93%	.88%	.88%	.94%A
Net investment income (loss)	(.16)%A	(.25)%	.25%	.81%	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571,286	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	66%A	51%	135%	144%	245%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Mid Cap Portfolio

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Reclassification of Financial Information. As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. Net investment loss for the fund decreased by $669,090, with a corresponding decrease to net realized gain. The reclassification has no impact on total net assets or total return of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 723,183,925	|
Unrealized depreciation	(60,328,890)
Net unrealized appreciation (depreciation)	$ 662,855,035
Cost for federal income tax purposes	$ 2,380,675,545

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28 % during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 312,435	|
Service Class 2	1,716,532
	$ 2,028,967

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 237,895	|
Service Class	208,428
Service Class 2	463,563	|
	$ 909,886

Mid Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $182,572 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $421,598 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $683.

8. Other Information

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 44% of the total outstanding shares of the fund.

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Mid Cap Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0804
1.723369.105

Fidelity® Variable Insurance Products

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Asset Manager: Growth Portfolio	3 4 19	Investment Summary Investments Financial Statements
Balanced Portfolio	23 24 38	Investment Summary Investments Financial Statements
Growth & Income Portfolio	42 43 45	Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	49 50 53	Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	57 58 66	Investment Summary Investments Financial Statements
Mid Cap Portfolio	70 71 85	Investment Summary Investments Financial Statements
Money Market Portfolio	89 93	Investments Financial Statements
Notes to Financial Statements	97	Notes to the Financial Statements

For a free copy of the fund's proxy voting guidelines call 877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Cardinal Health, Inc.	4.8
American International Group, Inc.	4.1
Microsoft Corp.	3.8
Fannie Mae	3.2
Pfizer, Inc.	3.1
19.0
Top Five Market Sectors as of June 30, 2004
(stocks only)	% of fund's net assets
Financials	19.0
Health Care	14.3
Information Technology	9.6
Consumer Discretionary	7.7
Consumer Staples	6.0
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks and Equity Futures	75.9%
Bonds	16.0%
Short-Term Investments and Net Other Assets	8.1%

* Foreign investments 9.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	5	$ 0
Automobiles - 0.2%
Fiat Spa (a)	28,000	235,490
Toyota Motor Corp.	8,800	359,128
		594,618
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	33,800	878,800
Rank Group PLC	20,400	111,347
		990,147
Household Durables - 0.2%
LG Electronics, Inc.	9,230	438,115
Techtronic Industries Co. Ltd.	194,000	309,662
		747,777
Media - 3.6%
Clear Channel Communications, Inc.	246,700	9,115,565
McGraw-Hill Companies, Inc.	1,500	114,855
News Corp. Ltd. sponsored ADR	38,200	1,256,016
NRJ Group	12,100	265,629
SKY Perfect Communications, Inc.	9	10,545
Taylor Nelson Sofres PLC	29,500	112,175
Time Warner, Inc. (a)	41,600	731,328
Tv Asahi Corp.	210	402,271
		12,008,384
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	170	5,950
Kohl's Corp. (a)	4,700	198,716
		204,666
Specialty Retail - 3.0%
Home Depot, Inc.	272,200	9,581,440
Office Depot, Inc. (a)	5,400	96,714
Staples, Inc.	13,800	404,478
		10,082,632
Textiles Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	3,655	437,428
The Swatch Group AG (Reg.)	19,206	513,431
		950,859
TOTAL CONSUMER DISCRETIONARY		25,579,083
CONSUMER STAPLES - 6.0%
Beverages - 1.0%
PepsiCo, Inc.	21,900	1,179,972
Pernod-Ricard	3,900	499,902
The Coca-Cola Co.	31,800	1,605,264
		3,285,138
Food & Staples Retailing - 3.0%
CVS Corp.	117,300	4,928,946

	Shares	Value (Note 1)
Safeway, Inc. (a)	90,200	$ 2,285,668
Wal-Mart Stores, Inc.	52,800	2,785,728
		10,000,342
Food Products - 0.1%
Barry Callebaut AG	1,060	249,856
People's Food Holdings Ltd.	201,000	132,214
		382,070
Household Products - 0.2%
Kimberly-Clark Corp.	3,400	223,992
Procter & Gamble Co.	9,200	500,848
		724,840
Personal Products - 0.8%
Alberto-Culver Co.	50,600	2,537,084
Estee Lauder Companies, Inc. Class A	3,600	175,608
		2,712,692
Tobacco - 0.9%
Altria Group, Inc.	60,000	3,003,000
TOTAL CONSUMER STAPLES		20,108,082
ENERGY - 4.0%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	67,100	1,598,993
ENSCO International, Inc.	49,500	1,440,450
GlobalSantaFe Corp.	69,300	1,836,450
Nabors Industries Ltd. (a)	9,500	429,590
Transocean, Inc. (a)	61,100	1,768,234
		7,073,717
Oil & Gas - 1.9%
Canadian Natural Resources Ltd.	16,100	483,398
ChevronTexaco Corp.	22,800	2,145,708
ConocoPhillips	18,523	1,413,120
EnCana Corp.	14,300	617,712
Exxon Mobil Corp.	16,700	741,647
Royal Dutch Petroleum Co. (Hague Registry)	5,500	284,185
Total SA Series B	2,370	455,419
		6,141,189
TOTAL ENERGY		13,214,906
FINANCIALS - 19.0%
Capital Markets - 2.8%
Bear Stearns Companies, Inc.	1,800	151,758
Collins Stewart Tullett PLC	41,600	319,399
Greenhill & Co., Inc.	100	2,091
JAFCO Co. Ltd.	3,000	232,380
Julius Baer Holding AG (Bearer)	1,270	353,230
Lehman Brothers Holdings, Inc.	2,000	150,500
Man Group PLC	13,300	345,548
Merrill Lynch & Co., Inc.	39,800	2,148,404
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	95,500	$ 5,039,535
UBS AG (Reg.)	8,509	604,650
		9,347,495
Commercial Banks - 3.3%
Banco Popular Espanol SA (Reg.)	5,800	328,360
Bank of America Corp.	67,965	5,751,179
Bank One Corp.	51,500	2,626,500
Societe Generale Series A	4,000	340,756
SouthTrust Corp.	5,900	228,979
Sumitomo Mitsui Financial Group, Inc.	49	340,824
Synovus Financial Corp.	22,800	577,296
UFJ Holdings, Inc. (a)	126	564,741
Wachovia Corp.	6,000	267,000
		11,025,635
Consumer Finance - 0.1%
MBNA Corp.	21,500	554,485
Diversified Financial Services - 2.4%
Citigroup, Inc.	171,000	7,951,500
Insurance - 6.3%
AFLAC, Inc.	4,800	195,888
AMBAC Financial Group, Inc.	15,400	1,130,976
American International Group, Inc.	192,700	13,735,656
Hartford Financial Services Group, Inc.	36,500	2,509,010
MBIA, Inc.	14,500	828,240
MetLife, Inc.	47,500	1,702,875
PartnerRe Ltd.	5,500	312,015
St. Paul Travelers Companies, Inc.	15,628	633,559
		21,048,219
Thrifts & Mortgage Finance - 4.1%
Fannie Mae	151,200	10,789,632
Golden West Financial Corp., Delaware	400	42,540
Greenpoint Financial Corp.	7,400	293,780
MGIC Investment Corp.	19,700	1,494,442
New York Community Bancorp, Inc.	45,233	887,924
Sovereign Bancorp, Inc.	3,000	66,300
		13,574,618
TOTAL FINANCIALS		63,501,952
HEALTH CARE - 14.3%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	603	69,499
Angiotech Pharmaceuticals, Inc. (a)	5,400	110,194
CSL Ltd.	21,942	342,001
QIAGEN NV (a)	15,600	188,916
		710,610

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	29,800	$ 1,028,398
Smith & Nephew PLC	37,000	408,998
		1,437,396
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	229,850	16,100,978
Fountain View, Inc. (l)	225	3,771
Henry Schein, Inc. (a)	4,200	265,188
Service Corp. International (SCI) (a)	15,898	117,168
Wellcare Group, Inc.	200	3,400
		16,490,505
Pharmaceuticals - 8.7%
Altana AG	4,300	259,225
Barr Pharmaceuticals, Inc. (a)	3,300	111,210
Johnson & Johnson	96,300	5,363,910
Merck & Co., Inc.	63,700	3,025,750
Novartis AG (Reg.)	11,663	519,004
Novo Nordisk AS Series B	5,400	278,693
Pfizer, Inc.	298,600	10,236,008
Recordati Spa	5,813	110,313
Roche Holding AG (participation certificate)	7,740	768,177
Schering-Plough Corp.	71,353	1,318,603
Shire Pharmaceuticals Group PLC (a)	29,500	262,943
Wyeth	188,400	6,812,544
		29,066,380
TOTAL HEALTH CARE		47,704,891
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	7,200	374,976
United Technologies Corp.	10,200	933,096
		1,308,072
Commercial Services & Supplies - 0.5%
Adecco SA	10,038	501,338
Aramark Corp. Class B	9,900	284,724
Capita Group PLC	22,600	130,962
ChoicePoint, Inc. (a)	14,300	652,938
		1,569,962
Electrical Equipment - 0.1%
ABB Ltd. (Switzerland) (Reg.) (a)	39,448	216,279
Furukawa Electric Co. Ltd.	34,000	147,332
		363,611
Industrial Conglomerates - 3.6%
General Electric Co.	254,380	8,241,912
Tyco International Ltd.	112,900	3,741,506
		11,983,418
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	20,600	1,407,186
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.2%
CSX Corp.	11,200	$ 367,024
Union Pacific Corp.	3,800	225,910
		592,934
TOTAL INDUSTRIALS		17,225,183
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	79,386	1,881,448
Comverse Technology, Inc. (a)	33,100	660,014
Motorola, Inc.	81,320	1,484,090
		4,025,552
Computers & Peripherals - 1.5%
Dell, Inc. (a)	81,000	2,901,420
Diebold, Inc.	5,300	280,211
Hewlett-Packard Co.	69,100	1,458,010
Sun Microsystems, Inc. (a)	54,100	234,794
		4,874,435
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	34,300	547,085
Jabil Circuit, Inc. (a)	16,600	417,988
Sanmina-SCI Corp. (a)	36,400	331,240
Solectron Corp. (a)	126,900	821,043
Thermo Electron Corp. (a)	6,900	212,106
Yageo Corp. (a)	308,000	158,725
		2,488,187
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	16,400	868,216
First Data Corp.	36,700	1,633,884
		2,502,100
Semiconductors & Semiconductor Equipment - 1.2%
ASM International NV (Netherlands) (a)	16,100	333,412
ASML Holding NV (NY Shares) (a)	19,600	335,356
Intel Corp.	48,500	1,338,600
KLA-Tencor Corp. (a)	2,200	108,636
Lam Research Corp. (a)	11,000	294,800
Linear Technology Corp.	3,100	122,357
Novellus Systems, Inc. (a)	2,300	72,312
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,905	364,851
Tokyo Electron Ltd.	5,100	290,237
United Microelectronics Corp. (a)	661,000	492,255
United Microelectronics Corp. sponsored ADR (a)	76,809	331,047
Xilinx, Inc.	2,100	69,951
		4,153,814
Software - 4.2%
BEA Systems, Inc. (a)	40,500	332,910

	Shares	Value (Note 1)
Dassault Systemes SA	8,500	$ 395,071
Microsoft Corp.	436,075	12,454,302
Temenos Group AG (a)	9,346	85,650
VERITAS Software Corp. (a)	24,700	684,190
		13,952,123
TOTAL INFORMATION TECHNOLOGY		31,996,211
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co.	25,400	1,033,780
Nitto Denko Corp.	5,800	300,950
		1,334,730
Construction Materials - 0.1%
HeidelbergCement AG	5,163	257,854
Metals & Mining - 0.2%
Alcan, Inc.	16,500	682,810
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	18,500	604,210
Bowater, Inc.	4,100	170,519
International Paper Co.	3,200	143,040
Votorantim Celulose e Papel SA sponsored ADR	7,000	222,600
		1,140,369
TOTAL MATERIALS		3,415,763
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.7%
BellSouth Corp.	61,700	1,617,774
China Telecom Corp. Ltd. (H Shares)	994,000	350,783
Deutsche Telekom AG (Reg.) (a)	26,200	464,002
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	349,100	1,253,269
SBC Communications, Inc.	342,100	8,295,925
Verizon Communications, Inc.	94,400	3,416,336
Versatel Telecom International NV (a)	113,200	220,894
		15,618,986
Wireless Telecommunication Services - 0.8%
KDDI Corp.	126	731,117
Nextel Communications, Inc. Class A (a)	37,900	1,010,414
Vodafone Group PLC	429,500	949,195
		2,690,726
TOTAL TELECOMMUNICATION SERVICES		18,309,712
UTILITIES - 0.7%
Electric Utilities - 0.6%
Entergy Corp.	5,900	330,459
FirstEnergy Corp.	25,400	950,214
PG&E Corp. (a)	24,600	687,324
		1,967,997
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource, Inc.	7,100	$ 146,402
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	3,000	120,090
TOTAL UTILITIES		2,234,489
TOTAL COMMON STOCKS (Cost $220,664,029)		243,290,272
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	5,200	261,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	54,574
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,688)		316,524
Corporate Bonds - 11.1%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	$ 180,000	279,914
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	720,000	1,164,312
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	100,000	86,500
TOTAL CONVERTIBLE BONDS		1,530,726
Nonconvertible Bonds - 10.6%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	54,428
Dana Corp.:
9% 8/15/11	95,000	111,150
10.125% 3/15/10	160,000	181,200
Delco Remy International, Inc. 9.375% 4/15/12 (f)	80,000	78,000
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,650

	Principal Amount	Value (Note 1)
Visteon Corp.:
7% 3/10/14	$ 245,000	$ 236,119
8.25% 8/1/10	65,000	69,388
		741,935
Automobiles - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	60,000	63,300
General Motors Corp.:
7.2% 1/15/11	125,000	130,974
8.25% 7/15/23	70,000	73,308
8.375% 7/15/33	25,000	26,462
		294,044
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	50,000	50,250
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (f)	70,000	67,900
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	30,000	29,250
Gaylord Entertainment Co. 8% 11/15/13	60,000	60,900
Host Marriott LP 7.125% 11/1/13	200,000	196,000
Mandalay Resort Group 6.5% 7/31/09	180,000	183,600
MGM MIRAGE:
5.875% 2/27/14 (f)	140,000	127,050
9.75% 6/1/07	15,000	16,425
Morton's Restaurant Group, Inc. 7.5% 7/1/10	40,000	37,200
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	190,000	184,300
Six Flags, Inc.:
8.875% 2/1/10	75,000	74,625
9.625% 6/1/14 (f)	215,000	213,925
9.75% 4/15/13	20,000	20,100
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	265,000	278,250
Station Casinos, Inc. 6% 4/1/12	90,000	86,850
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	100,000	106,750
Vail Resorts, Inc. 6.75% 2/15/14	70,000	66,063
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	57,000	60,420
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	95,400
		1,905,008
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	120,000	130,200
WCI Communities, Inc. 7.875% 10/1/13	60,000	60,750
		190,950
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (f)	40,000	40,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
The Hockey Co. 11.25% 4/15/09	$ 175,000	$ 204,750
True Temper Sports, Inc. 8.375% 9/15/11	80,000	80,000
		325,450
Media - 0.8%
Advanstar Communications, Inc. 10.75% 8/15/10	70,000	77,175
AOL Time Warner, Inc. 7.625% 4/15/31	75,000	81,161
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(i)	140,000	143,150
8% 4/15/12 (f)	185,000	182,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	110,000	106,150
Cox Communications, Inc. 7.125% 10/1/12	40,000	43,838
CSC Holdings, Inc.:
7.625% 4/1/11	335,000	340,025
7.625% 7/15/18	115,000	107,525
Dex Media, Inc. 8% 11/15/13 (f)	120,000	113,700
EchoStar DBS Corp. 10.375% 10/1/07	85,000	90,780
Houghton Mifflin Co. 9.875% 2/1/13	110,000	110,275
Kabel Deutschland Gmbh 10.625% 7/1/14 (f)	110,000	113,025
LBI Media Holdings, Inc. 0% 10/15/13 (d)	150,000	106,500
Liberty Media Corp. 8.25% 2/1/30	100,000	113,935
News America Holdings, Inc. 7.75% 12/1/45	50,000	57,006
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	111,750
PRIMEDIA, Inc. 7.625% 4/1/08	500,000	495,000
Radio One, Inc. 8.875% 7/1/11	105,000	114,450
Telewest PLC 11% 10/1/07 (c)	300,000	178,500
Videotron LTEE 6.875% 1/15/14	50,000	48,000
		2,734,633
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8% 3/15/14	210,000	200,550
Boise Cascade Corp. 6.5% 11/1/10	60,000	61,200
CSK Automotive, Inc. 7% 1/15/14	40,000	38,200
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	40,000	41,600
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	80,500
Sonic Automotive, Inc. 8.625% 8/15/13	120,000	124,500
		546,550
TOTAL CONSUMER DISCRETIONARY		6,788,820

	Principal Amount	Value (Note 1)
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	$ 65,000	$ 70,829
NeighborCare, Inc. 6.875% 11/15/13 (f)	125,000	132,500
Rite Aid Corp. 6.875% 8/15/13	70,000	64,750
Safeway, Inc. 6.5% 3/1/11	35,000	37,085
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(i)	90,000	91,463
8.125% 6/15/12 (f)	70,000	70,613
		467,240
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	30,000	32,550
Corn Products International, Inc. 8.25% 7/15/07	235,000	256,150
Dean Foods Co. 8.15% 8/1/07	111,000	118,770
Hines Nurseries, Inc. 10.25% 10/1/11	30,000	32,400
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	40,550
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	50,000	54,250
		534,670
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	70,000	53,900
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	30,000	30,550
Philip Morris Companies, Inc. 7.75% 1/15/27	50,000	51,123
		81,673
TOTAL CONSUMER STAPLES		1,137,483
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9.625% 12/1/07	110,000	121,000
Hanover Compressor Co.:
8.625% 12/15/10	40,000	41,500
9% 6/1/14	60,000	62,250
Key Energy Services, Inc. 8.375% 3/1/08	100,000	103,500
Kinder Morgan, Inc. 6.5% 9/1/12	25,000	26,488
Pride International, Inc. 7.375% 7/15/14 (f)(g)	60,000	60,675
Seabulk International, Inc. 9.5% 8/15/13	105,000	107,625
SESI LLC 8.875% 5/15/11	30,000	32,325
		555,363
Oil & Gas - 0.8%
Amerada Hess Corp.:
6.65% 8/15/11	5,000	5,291
7.125% 3/15/33	15,000	14,952
7.375% 10/1/09	10,000	10,890
Chesapeake Energy Corp. 7.5% 6/15/14 (f)	60,000	61,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
El Paso Corp. 7.875% 6/15/12	$ 165,000	$ 148,294
El Paso Energy Corp.:
6.95% 12/15/07	95,000	91,438
7.375% 12/15/12	80,000	69,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	25,000	26,832
EXCO Resources, Inc. 7.25% 1/15/11	40,000	40,500
Forest Oil Corp. 8% 12/15/11	120,000	127,800
General Maritime Corp. 10% 3/15/13	165,000	182,738
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	41,000	47,560
KCS Energy, Inc. 7.125% 4/1/12 (f)	60,000	60,000
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	60,000	61,050
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	125,000	134,375
Range Resources Corp.:
7.375% 7/15/13	135,000	134,325
7.375% 7/15/13 (f)	40,000	39,800
Teekay Shipping Corp. 8.875% 7/15/11	325,000	357,500
The Coastal Corp.:
6.5% 5/15/06	87,000	85,586
6.5% 6/1/08	95,000	85,500
7.5% 8/15/06	440,000	435,600
7.625% 9/1/08	30,000	27,825
7.75% 6/15/10	200,000	180,500
9.625% 5/15/12	45,000	42,750
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	98,438
Williams Companies, Inc.:
7.125% 9/1/11	95,000	96,425
7.5% 1/15/31	10,000	9,050
7.625% 7/15/19	180,000	172,800
		2,849,119
TOTAL ENERGY		3,404,482
FINANCIALS - 2.2%
Capital Markets - 0.2%
Amvescap PLC 5.9% 1/15/07	25,000	26,402
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	180,000	186,750
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	21,492
Equinox Holdings Ltd. 9% 12/15/09 (f)	30,000	29,700
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	134,511
J.P. Morgan Chase & Co.:
4.875% 3/15/14	30,000	28,264
6.75% 2/1/11	75,000	81,743

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc. 4.125% 1/15/09	$ 75,000	$ 73,977
Morgan Stanley:
4.75% 4/1/14	100,000	92,262
6.6% 4/1/12	40,000	43,063
		718,164
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	70,000	74,673
Bank One NA, Chicago 3.7% 1/15/08	50,000	49,673
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	10,000	9,701
5.25% 2/10/14 (f)	30,000	28,761
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	42,901
Korea Development Bank 3.875% 3/2/09	75,000	71,803
Wachovia Corp. 4.875% 2/15/14	15,000	14,328
		291,840
Consumer Finance - 0.1%
Capital One Bank:
4.875% 5/15/08	50,000	50,538
5% 6/15/09	25,000	25,072
Ford Motor Credit Co.:
7.375% 10/28/09	55,000	58,697
7.375% 2/1/11	100,000	105,477
Household Finance Corp.:
6.375% 10/15/11	15,000	16,011
7% 5/15/12	5,000	5,523
Household International, Inc. 8.875% 2/15/08	75,000	81,672
MBNA America Bank NA 6.625% 6/15/12	30,000	32,162
MBNA Corp. 7.5% 3/15/12	45,000	51,018
		426,170
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	190,000	199,500
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	170,000	151,300
6.977% 11/23/22	15,332	13,492
7.377% 5/23/19	151,667	106,167
7.379% 5/23/16	102,559	71,791
7.8% 4/1/08	80,000	72,800
8.608% 10/1/12	120,000	110,400
10.18% 1/2/13	65,000	47,450
Bellsouth Capital Funding Corp. 7.875% 2/15/30	25,000	28,966
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	145,000	139,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	180,000	115,200
8.625% 4/1/09	335,000	266,325
Citigroup, Inc. 7.25% 10/1/10	75,000	84,465
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20	$ 170,391	$ 136,313
6.9% 7/2/18	151,878	118,465
7.373% 12/15/15	162,305	128,221
7.568% 12/1/06	60,000	44,400
7.73% 9/15/12	25,742	19,307
8.312% 10/2/12	108,220	80,083
8.388% 5/1/22	43,837	33,316
8.499% 11/1/12	52,098	39,595
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	105,000	105,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	18,300
7.57% 11/18/10	20,000	18,561
7.711% 9/18/11	15,000	9,450
7.779% 11/18/05	70,000	43,400
7.779% 1/2/12	129,400	69,876
7.92% 5/18/12	310,000	202,971
10.06% 1/2/16	80,000	40,000
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	60,857
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	70,000	77,525
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	154,000	165,550
EnCana Holdings Finance Corp. 5.8% 5/1/14	65,000	66,128
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	110,000	121,825
Goldman Sachs Capital I 6.345% 2/15/34	50,000	46,954
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(i)	100,000	103,750
11% 7/15/10 (f)	80,000	88,800
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	10,000	10,008
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	25,000	24,237
7.45% 11/24/33 (f)	15,000	14,356
Inmarsat Finance PLC 7.625% 6/30/12 (f)	100,000	96,750
Ispat Inland ULC 9.75% 4/1/14 (f)	95,000	97,850
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	30,000	29,490
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	130,000	135,850
Nexstar Finance, Inc. 7% 1/15/14	90,000	84,600
NiSource Finance Corp. 7.875% 11/15/10	70,000	80,248

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	$ 128,622	$ 91,321
7.626% 4/1/10	135,096	105,375
7.691% 4/1/17	17,854	13,569
7.95% 9/1/16	18,015	13,872
8.304% 9/1/10	89,446	70,215
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	51,125
7.875% 2/1/09 (i)	100,000	108,750
Petronas Capital Ltd. 7% 5/22/12 (f)	55,000	59,967
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	100,000	96,768
Ship Finance International Ltd. 8.5% 12/15/13 (f)	460,000	443,900
Sprint Capital Corp. 6.875% 11/15/28	75,000	72,094
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	40,000	38,900
Telecom Italia Capital 5.25% 11/15/13 (f)	50,000	48,392
Tyco International Group SA yankee 6.75% 2/15/11	25,000	27,165
UGS Corp. 10% 6/1/12 (f)	110,000	116,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	110,000	127,325
Verizon Global Funding Corp.:
7.25% 12/1/10	70,000	78,258
7.75% 12/1/30	30,000	33,695
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	40,000	41,600
		5,457,983
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	26,701
Real Estate - 0.1%
EOP Operating LP:
4.75% 3/15/14	30,000	27,640
7.75% 11/15/07	50,000	55,489
Regency Centers LP 6.75% 1/15/12	45,000	48,904
Senior Housing Properties Trust 8.625% 1/15/12	115,000	124,775
		256,808
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	50,000	46,635
Independence Community Bank Corp. 3.75% 4/1/14 (i)	20,000	19,030
Washington Mutual, Inc.:
4.375% 1/15/08	20,000	20,127
4.625% 4/1/14	50,000	45,602
		131,394
TOTAL FINANCIALS		7,309,060
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	$ 60,000	$ 61,200
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13	345,000	349,313
Concentra Operating Corp. 9.125% 6/1/12 (f)	20,000	20,900
Fountain View, Inc. 9.25% 8/19/08 (e)	454,253	454,253
Genesis HealthCare Corp. 8% 10/15/13 (f)	30,000	30,825
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	185,000	188,700
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	70,000	70,700
National Nephrology Associates, Inc. 9% 11/1/11 (f)	40,000	45,800
Psychiatric Solutions, Inc. 10.625% 6/15/13	75,000	85,500
Quintiles Transnational Corp. 10% 10/1/13	25,000	24,875
Tenet Healthcare Corp.:
6.375% 12/1/11	105,000	90,300
7.375% 2/1/13	165,000	150,150
		1,511,316
TOTAL HEALTH CARE		1,572,516
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	65,000	60,613
8.875% 5/1/11	60,000	55,950
9.5% 11/1/08	305,000	295,850
Bombardier, Inc. 6.3% 5/1/14 (f)	100,000	84,935
Raytheon Co. 8.3% 3/1/10	50,000	58,650
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	90,000	85,500
		641,498
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	31,037	22,657
7.9% 12/15/09	30,000	15,000
8.3% 12/15/29	190,000	77,900
NWA Trust 10.23% 6/21/14	56,615	49,821
		165,378
Building Products - 0.1%
Mueller Group, Inc. 5.9188% 11/1/11 (f)(i)	120,000	123,000

	Principal Amount	Value (Note 1)
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	$ 60,000	$ 56,850
6.375% 4/15/11 (f)	60,000	58,800
7.625% 1/1/06	185,000	193,788
American Color Graphics, Inc. 10% 6/15/10	40,000	35,800
		345,238
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	50,000	42,750
Machinery - 0.1%
Cummins, Inc. 9.5% 12/1/10 (i)	80,000	90,800
Dresser, Inc. 9.375% 4/15/11	30,000	32,100
Invensys PLC 9.875% 3/15/11 (f)	130,000	130,000
Terex Corp. 7.375% 1/15/14	120,000	117,600
		370,500
Marine - 0.0%
Horizon Lines LLC 9% 11/1/12 (f)	40,000	40,750
OMI Corp. 7.625% 12/1/13	50,000	49,000
		89,750
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	40,000	43,000
TFM SA de CV yankee 11.75% 6/15/09	360,000	352,800
		395,800
TOTAL INDUSTRIALS		2,173,914
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	100,000	96,000
Marconi Corp. PLC 8% 4/30/08 (f)	72,959	78,795
Motorola, Inc.:
6.5% 11/15/28	100,000	96,858
7.625% 11/15/10	25,000	28,146
Nortel Networks Corp. 6.125% 2/15/06	145,000	145,363
		445,162
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	280,000	284,200
Flextronics International Ltd. 6.5% 5/15/13	30,000	29,175
Sanmina-SCI Corp. 10.375% 1/15/10	85,000	97,750
		411,125
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	110,000	99,550
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	125,000	128,125
7.625% 6/15/13	180,000	184,500
		312,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	$ 65,000	$ 60,613
7.75% 5/15/13	40,000	37,700
9.25% 2/15/08	20,000	20,950
Semiconductor Note Partners Trust 0% 8/4/11 (f)	155,000	221,650
Viasystems, Inc. 10.5% 1/15/11 (f)	165,000	174,075
		514,988
TOTAL INFORMATION TECHNOLOGY		1,783,450
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	65,000	66,625
Berry Plastics Corp. 10.75% 7/15/12	90,000	99,450
Compass Minerals Group, Inc. 10% 8/15/11	150,000	166,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	165,000	183,150
Geon Co. 6.875% 12/15/05	25,000	25,375
Huntsman ICI Holdings LLC 0% 12/31/09	85,000	41,225
Lyondell Chemical Co.:
9.625% 5/1/07	45,000	46,800
9.875% 5/1/07	135,000	141,075
Nalco Co. 7.75% 11/15/11 (f)	70,000	72,975
PolyOne Corp.:
8.875% 5/1/12	90,000	87,750
10.625% 5/15/10	50,000	52,750
The Scotts Co. 6.625% 11/15/13	70,000	70,000
		1,053,675
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	70,000	69,825
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10	80,000	84,800
Crown European Holdings SA 10.875% 3/1/13	85,000	97,325
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	305,000	327,875
Owens-Illinois, Inc.:
7.15% 5/15/05	110,000	113,163
7.8% 5/15/18	30,000	27,075
8.1% 5/15/07	150,000	154,500
Sealed Air Corp.:
5.625% 7/15/13 (f)	5,000	4,939
6.875% 7/15/33 (f)	15,000	15,141
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	100,000	96,000
		920,818
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	60,000	60,300

	Principal Amount	Value (Note 1)
California Steel Industries, Inc. 6.125% 3/15/14	$ 85,000	$ 78,838
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	130,000	117,000
International Steel Group, Inc. 6.5% 4/15/14 (f)	190,000	177,650
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,675
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	90,000	92,250
		564,713
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
8% 1/15/24 (f)	120,000	120,300
9.5% 12/1/11	245,000	286,650
International Paper Co.:
4.25% 1/15/09	5,000	4,915
5.5% 1/15/14	20,000	19,579
Norske Skog Canada Ltd.:
7.375% 3/1/14	50,000	48,250
8.625% 6/15/11	140,000	148,400
Solo Cup Co. 8.5% 2/15/14 (f)	60,000	55,800
Stone Container Corp. 9.75% 2/1/11	205,000	225,500
Weyerhaeuser Co. 6.75% 3/15/12	25,000	27,074
		936,468
TOTAL MATERIALS		3,545,499
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	58,697
BellSouth Corp. 6.55% 6/15/34	30,000	29,905
British Telecommunications PLC 8.875% 12/15/30	50,000	61,684
France Telecom SA:
8.75% 3/1/11	40,000	46,353
9.5% 3/1/31	50,000	62,751
NTL Cable PLC 8.75% 4/15/14 (f)	170,000	174,675
Primus Telecommunications Group, Inc. 8% 1/15/14	85,000	73,100
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	25,000	23,250
7.5% 2/15/14 (f)	175,000	159,250
Qwest Corp. 9.125% 3/15/12 (f)	140,000	151,200
Qwest Services Corp. 13.5% 12/15/10 (f)	150,000	174,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	15,000	15,847
Telefonica Europe BV 7.75% 9/15/10	50,000	57,188
Triton PCS, Inc.:
8.75% 11/15/11	210,000	173,250
9.375% 2/1/11	65,000	55,575
		1,316,725
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09 (f)	$ 20,000	$ 18,785
5.5% 3/1/14 (f)	15,000	13,818
American Cellular Corp. 10% 8/1/11	60,000	52,200
American Tower Corp. 9.375% 2/1/09	175,000	187,250
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,000	5,687
8.75% 3/1/31	60,000	73,150
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	120,000	111,300
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	120,000	118,800
7.5% 12/1/13	80,000	79,200
10.75% 8/1/11	90,000	100,575
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	80,000	88,600
Millicom International Cellular SA 10% 12/1/13 (f)	120,000	121,200
Nextel Communications, Inc.:
7.375% 8/1/15	390,000	391,950
9.5% 2/1/11	35,000	39,113
Nextel Partners, Inc. 8.125% 7/1/11	100,000	101,500
Rogers Wireless, Inc.:
6.375% 3/1/14	120,000	110,100
9.625% 5/1/11	230,000	256,450
Western Wireless Corp. 9.25% 7/15/13	140,000	143,500
		2,013,178
TOTAL TELECOMMUNICATION SERVICES		3,329,903
UTILITIES - 1.3%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	100,000	98,000
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	15,000	14,597
CMS Energy Corp.:
7.625% 11/15/04	190,000	192,613
7.75% 8/1/10 (f)	235,000	234,413
8.5% 4/15/11	40,000	41,000
8.9% 7/15/08	220,000	231,275
9.875% 10/15/07	245,000	264,294
DTE Energy Co. 7.05% 6/1/11	15,000	16,259

	Principal Amount	Value (Note 1)
Duke Capital Corp.:
6.25% 2/15/13	$ 50,000	$ 50,692
6.75% 2/15/32	55,000	52,766
Exelon Corp. 6.75% 5/1/11	50,000	54,376
FirstEnergy Corp. 6.45% 11/15/11	20,000	20,735
Illinois Power Co.:
7.5% 6/15/09	65,000	71,013
11.5% 12/15/10	160,000	189,200
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	50,000	50,770
Nevada Power Co. 10.875% 10/15/09	50,000	56,625
Pacific Gas & Electric Co.:
4.2% 3/1/11	5,000	4,761
4.8% 3/1/14	10,000	9,475
Progress Energy, Inc.:
6.85% 4/15/12	75,000	81,047
7.1% 3/1/11	30,000	32,874
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	40,000	37,500
Southern California Edison Co.:
5% 1/15/14	5,000	4,864
7.625% 1/15/10	120,000	135,408
TECO Energy, Inc. 6.125% 5/1/07	85,000	85,000
		2,029,557
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10	70,000	76,125
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	27,377
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	90,000	97,200
Northwest Pipeline Corp. 8.125% 3/1/10	70,000	75,950
Sonat, Inc.:
6.75% 10/1/07	35,000	33,206
7.625% 7/15/11	25,000	22,188
Southern Natural Gas Co. 8.875% 3/15/10	90,000	97,875
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	100,500
6.25% 1/15/08	215,000	218,225
		748,646
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 5/15/13 (f)	300,000	321,000
8.875% 2/15/11	46,000	47,783
9.375% 9/15/10	161,000	171,868
9.5% 6/1/09	248,000	265,050
Calpine Corp. 6.89% 7/15/07 (f)(i)	193,538	172,732
Calpine Generating Co. LLC 7% 4/1/10 (f)(i)	60,000	57,900
Constellation Energy Group, Inc. 7% 4/1/12	50,000	54,448
Dominion Resources, Inc.:
6.25% 6/30/12	85,000	89,090
8.125% 6/15/10	10,000	11,540
NRG Energy, Inc. 8% 12/15/13 (f)	190,000	191,425
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Reliant Energy, Inc. 9.25% 7/15/10	$ 85,000	$ 90,950
Western Resources, Inc. 7.125% 8/1/09	50,000	53,563
		1,527,349
TOTAL UTILITIES		4,305,552
TOTAL NONCONVERTIBLE BONDS		35,350,679
TOTAL CORPORATE BONDS (Cost $35,207,859)		36,881,405
U.S. Government and Government Agency Obligations - 1.7%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
3.25% 2/15/09	380,000	366,112
5.25% 8/1/12	28,000	27,983
5.5% 3/15/11	35,000	36,608
6.25% 2/1/11	100,000	107,364
Freddie Mac:
3.625% 9/15/08	71,000	69,991
4% 6/12/13	87,000	79,412
4.5% 1/15/14	200,000	190,073
5.875% 3/21/11	170,000	178,688
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,056,231
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bills, yield at date of purchase 1.25% 9/9/04 (h)	600,000	598,558
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	50,428
6.25% 5/15/30	450,000	503,842
U.S. Treasury Notes:
1.625% 2/28/06	3,215,000	3,167,907
3.125% 5/15/07	125,000	125,000
6.5% 2/15/10	230,000	259,163
TOTAL U.S. TREASURY OBLIGATIONS		4,704,898
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,796,235)		5,761,129
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.2%
4.5% 7/1/19 (g)	240,000	234,375
4.5% 10/1/33	1,212,825	1,135,918
5% 7/1/18	837,762	840,743

	Principal Amount	Value (Note 1)
5% 7/1/34 (g)	$ 400,000	$ 386,125
5.5% 4/1/16 to 6/1/29	360,924	369,289
5.5% 7/1/34 (g)	2,271,356	2,259,289
6% 4/1/13 to 4/1/33	661,919	690,244
6.5% 3/1/13 to 4/1/33	1,165,740	1,219,404
6.5% 7/1/19 (g)	291,806	307,855
7.5% 5/1/24 to 2/1/28	46,720	50,224
TOTAL FANNIE MAE		7,493,466
Freddie Mac - 0.0%
7.5% 8/1/28	11,819	12,767
Government National Mortgage Association - 0.2%
6.5% 8/15/27	113,359	119,133
7% 7/15/28 to 7/15/32	188,845	200,871
7.5% 1/15/26 to 8/15/28	119,870	129,402
8.5% 11/15/30	54,338	59,609
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		509,015
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,927,214)		8,015,248
Asset-Backed Securities - 0.1%

Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 1.73% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (i)	10,000	10,020
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (i)	15,000	15,018
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.0388% 7/15/11 (i)	25,000	25,474
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 2.5% 7/26/34 (i)	10,000	9,975
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (i)	30,000	30,106
Series 2002-C1 Class C1, 2.17% 2/9/09 (i)	50,000	50,734
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (i)	25,000	24,999
Series 2004-4:
Class A, 1.67% 8/25/34 (i)	24,459	24,416
Class M1, 1.78% 7/25/34 (i)	25,000	24,938
Class M2, 1.83% 6/25/34 (i)	15,000	14,953
Discover Card Master Trust I Series 2003-4 Class B1, 1.5688% 5/16/11 (i)	30,000	30,105
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	35,000	35,060
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (i)	$ 25,000	$ 24,999
Class M2, 2.45% 1/25/34 (i)	25,000	24,999
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	125,000	131,033
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 1.83% 6/25/34 (i)	25,000	25,002
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (i)	10,000	10,121
TOTAL ASSET-BACKED SECURITIES (Cost $510,071)		516,952
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (i)	18,628	18,667
Series 2004-AR5 Class 11A2, 1.67% 6/25/34 (i)	24,403	24,330
TOTAL PRIVATE SPONSOR		42,997
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	105,266
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	103,743
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	42,391	44,260
TOTAL U.S. GOVERNMENT AGENCY		253,269
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $268,736)		296,266
Commercial Mortgage Securities - 0.3%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	47,459	49,704
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	66,934	70,893
Class B, 7.48% 2/1/08	80,000	87,548

	Principal Amount	Value (Note 1)
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (f)(i)	$ 10,000	$ 9,997
Series 2003-FL9 Class B, 1.7388% 11/15/15 (f)(i)	15,000	15,014
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(i)(k)	60,000	2,834
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	50,000	55,850
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,239
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,126
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (f)(i)(k)	295,000	13,102
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	145,000	156,130
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	213,797	0
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	15,000	16,151
Series 1998-GLII Class E, 6.9702% 4/13/31 (i)	45,000	47,030
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	92,390
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	52,259	52,520
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,368
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	151,114
Class E2, 7.224% 11/15/07 (f)	100,000	107,391
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	29,899
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,178,058)		1,012,300
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic:
6.875% 4/28/09	50,000	54,920
7.125% 1/11/12	15,000	16,706
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
South African Republic 6.5% 6/2/14	$ 20,000	$ 20,000
United Mexican States 7.5% 4/8/33	100,000	97,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,807)		188,876
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	260,000	270,400
TOTAL FLOATING RATE LOANS (Cost $261,235)		270,400
Fixed-Income Funds - 0.3%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $899,956)	9,041	900,303
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 1.16% (b)	34,529,503	34,529,503
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	1,723,659	1,723,659
TOTAL MONEY MARKET FUNDS (Cost $36,253,162)		36,253,162
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $309,448,050)		333,702,837
NET OTHER ASSETS - (0.1)%		(334,011)
NET ASSETS - 100%		$ 333,368,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	Sept. 2004	$ 9,408,300	$ 62,090

The face value of futures purchased as a percentage of net assets - 2.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 25,000	$ (158)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	25,000	(72)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	25,000	45
		75,000	(185)

Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	275,000	(1,903)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	235,000	(1,293)
		510,000	(3,196)

Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 75,000	$ 238
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	500,000	1,058
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	150,000	480
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	75,000	841
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	100,000	(49)
		900,000	2,568
		$ 1,485,000	$ (813)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,292,245 or 2.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $598,558.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,771 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03 - 1/27/04	$ 2
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.1%
AAA,AA,A	0.5%
BBB	1.1%
BB	2.5%
B	5.8%
CCC,CC,C	1.5%
Not Rated	0.3%
Equities	75.9%
Short-Term Investments and Net Other Assets	8.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $117,052,746 and $121,103,081, respectively, of which long-term U.S. government and government agency obligations aggregated $19,406,221 and $21,386,898, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,235 for the period.
The fund participated in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $270,400 or 0.1% of net assets.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $74,491,000 of which $54,731,000, $11,142,000 and $8,618,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,706,185) (cost $309,448,050) - See accompanying schedule		$ 333,702,837
Cash		490,863
Foreign currency held at value (cost $ 1,280,908)		1,267,341
Receivable for investments sold		4,108,728
Receivable for swap agreements		28
Receivable for fund shares sold		22,966
Dividends receivable		237,155
Interest receivable		893,016
Receivable for daily variation on futures contracts		37,950
Prepaid expenses		789
Other receivables		7,453
Total assets		340,769,126
Liabilities
Payable for investments purchased Regular delivery	$ 1,908,483
Delayed delivery	3,219,099
Payable for fund shares redeemed	313,974
Swap agreements, at value	813
Accrued management fee	159,132
Distribution fees payable	1,916
Other affiliated payables	32,975
Other payables and accrued expenses	40,249
Collateral on securities loaned, at value	1,723,659
Total liabilities		7,400,300
Net Assets		$ 333,368,826
Net Assets consist of:
Paid in capital		$ 379,713,696
Undistributed net investment income		3,575,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,222,415)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,302,145
Net Assets		$ 333,368,826
Initial Class: Net Asset Value, offering price and redemption price per share ($320,251,912 ÷ 26,180,467 shares)		$ 12.23
Service Class: Net Asset Value, offering price and redemption price per share ($6,383,937 ÷ 525,223 shares)		$ 12.15
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,732,977 ÷ 556,889 shares)		$ 12.09

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 1,923,121
Interest		2,574,185
Security lending		2,724
Total income		4,500,030

Expenses
Management fee	$ 997,453
Transfer agent fees	121,423
Distribution fees	12,114
Accounting and security lending fees	91,935
Non-interested trustees' compensation	833
Custodian fees and expenses	31,047
Registration fees	5
Audit	25,094
Legal	325
Miscellaneous	13,634
Total expenses before reductions	1,293,863
Expense reductions	(21,855)	1,272,008
Net investment income (loss)		3,228,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,387,470
Foreign currency transactions	(15,887)
Futures contracts	429,310
Swap agreements	1,370
Total net realized gain (loss)		3,802,263
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,000,873)
Assets and liabilities in foreign currencies	(13,943)
Futures contracts	(334,331)
Swap agreements	(8,750)
Delayed delivery commitments	(9)
Total change in net unrealized appreciation (depreciation)		(2,357,906)
Net gain (loss)		1,444,357
Net increase (decrease) in net assets resulting from operations		$ 4,672,379

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,228,022	$ 7,266,015
Net realized gain (loss)	3,802,263	(6,943,753)
Change in net unrealized appreciation (depreciation)	(2,357,906)	65,516,088
Net increase (decrease) in net assets resulting from operations	4,672,379	65,838,350
Distributions to shareholders from net investment income	(7,897,225)	(8,995,679)
Share transactions - net increase (decrease)	(12,077,459)	(2,618,363)
Total increase (decrease) in net assets	(15,302,305)	54,224,308
Net Assets
Beginning of period	348,671,131	294,446,823
End of period (including undistributed net investment income of $3,575,400 and undistributed net investment income of $8,517,550, respectively)	$ 333,368,826	$ 348,671,131
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,130,153	9,762	158,111
Reinvested	611,000	11,814	12,205
Redeemed	(2,746,547)	(42,406)	(162,460)
Net increase (decrease)	(1,005,394)	(20,830)	7,856

Dollars Sold	$ 13,964,437	$ 119,018	$ 1,927,926
Reinvested	7,600,835	146,142	150,249
Redeemed	(33,521,816)	(515,522)	(1,948,728)
Net increase (decrease)	$ (11,956,544)	$ (250,362)	$ 129,447

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,762,140	14,055	234,611
Reinvested	904,884	18,903	12,490
Redeemed	(4,008,936)	(81,582)	(93,999)
Net increase (decrease)	(341,912)	(48,624)	153,102

Dollars Sold	$ 30,831,473	$ 157,481	$ 2,571,962
Reinvested	8,695,938	180,711	119,030
Redeemed	(43,277,864)	(881,741)	(1,015,353)
Net increase (decrease)	$ (3,750,453)	$ (543,549)	$ 1,675,639

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,600,835	$ 146,142	$ 150,248

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03
Income from Investment Operations
Net investment income (loss)	.12	.26	.32	.32	.42	.40
Net realized and unrealized gain (loss) E	.06	2.06	(2.23)	(1.31)	(2.52)	2.04
Total from investment operations	.18	2.32	(1.91)	(.99)	(2.10)	2.44
Distributions from net investment income	(.28)	(.32)	(.32)	(.39)	(.37)	(.41)
Distributions from net realized gain	-	-	-	(.47)	(1.50)	(.68)
Total distributions	(.28)	(.32)	(.32)	(.86)	(1.87)	(1.09)
Net asset value, end of period	$ 12.23	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38
Total ReturnB,C,D	1.42%	23.34%	(15.53)%	(7.39)%	(12.47)%	15.26%
Ratios to Average Net AssetsF
Expenses before expense reductions	.74%A	.73%	.73%	.73%	.69%	.71%
Expenses net of voluntary waivers, if any	.74%A	.73%	.73%	.73%	.69%	.71%
Expenses net of all reductions	.72%A	.72%	.69%	.72%	.68%	.70%
Net investment income (loss)	1.87%A	2.33%	2.88%	2.55%	2.61%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,252	$ 335,285	$ 284,298	$ 399,273	$ 482,165	$ 580,555
Portfolio turnover rate	76%A	65%	149%	111%	147%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96
Income from Investment Operations
Net investment income (loss)E	.11	.24	.30	.31	.40	.38
Net realized and unrealized gain (loss)	.06	2.05	(2.20)	(1.32)	(2.50)	2.03
Total from investment operations	.17	2.29	(1.90)	(1.01)	(2.10)	2.41
Distributions from net investment income	(.27)	(.31)	(.30)	(.37)	(.36)	(.41)
Distributions from net realized gain	-	-	-	(.47)	(1.50)	(.68)
Total distributions	(.27)	(.31)	(.30)	(.84)	(1.86)	(1.09)
Net asset value, end of period	$ 12.15	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28
Total ReturnB,C,D	1.35%	23.15%	(15.54)%	(7.57)%	(12.54)%	15.13%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87%A	.85%	.84%	.83%	.80%	.82%
Expenses net of voluntary waivers, if any	.87%A	.85%	.84%	.83%	.80%	.82%
Expenses net of all reductions	.86%A	.84%	.80%	.82%	.79%	.81%
Net investment income (loss)	1.74%A	2.21%	2.77%	2.44%	2.50%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,384	$ 6,692	$ 6,105	$ 9,542	$ 12,449	$ 10,825
Portfolio turnover rate	76%A	65%	149%	111%	147%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss)E	.09	.22	.28	.28	.34
Net realized and unrealized gain (loss)	.07	2.05	(2.21)	(1.30)	(1.96)
Total from investment operations	.16	2.27	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.26)	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	-	(.47)	(1.50)
Total distributions	(.26)	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 12.09	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Total ReturnB,C,D	1.27%	23.03%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06%A	1.05%	1.03%	1.00%	.97%A
Expenses net of voluntary waivers, if any	1.06%A	1.05%	1.03%	1.00%	.97%A
Expenses net of all reductions	1.05%A	1.04%	.99%	.99%	.95%A
Net investment income (loss)	1.55%A	2.01%	2.58%	2.28%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,733	$ 6,694	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	76%A	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Changes

Top Five Stocks as of June 30, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	3.8
Omnicom Group, Inc.	3.7
BellSouth Corp.	3.2
Morgan Stanley	3.2
Wells Fargo & Co.	3.0
16.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	18.4
Consumer Discretionary	13.6
Consumer Staples	10.2
Telecommunication Services	7.9
Information Technology	4.8
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	58.2%
Bonds	36.6%
Short-Term Investments and Net Other Assets	5.1%
Other Investments	0.1%
* Foreign investments	5.9%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	21,100	$ 991,700
Media - 9.5%
E.W. Scripps Co. Class A	41,800	4,389,000
EchoStar Communications Corp. Class A (a)	429,279	13,200,297
News Corp. Ltd. ADR	70,500	2,497,110
Omnicom Group, Inc.	165,300	12,544,617
		32,631,024
Multiline Retail - 1.5%
Barneys, Inc. warrants 4/1/08 (a)	120	4,200
Dollar Tree Stores, Inc. (a)	19,100	523,913
Kohl's Corp. (a)	108,500	4,587,380
		5,115,493
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	29,000	1,043,420
TOTAL CONSUMER DISCRETIONARY		39,781,637
CONSUMER STAPLES - 9.6%
Beverages - 0.6%
The Coca-Cola Co.	43,600	2,200,928
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	61,600	2,529,912
Wal-Mart Stores, Inc.	138,400	7,301,984
Walgreen Co.	72,800	2,636,088
		12,467,984
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	63,200	2,148,800
Unilever PLC sponsored ADR	10,400	413,608
		2,562,408
Household Products - 1.9%
Colgate-Palmolive Co.	46,400	2,712,080
Kimberly-Clark Corp.	58,100	3,827,628
		6,539,708
Personal Products - 2.0%
Gillette Co.	164,600	6,979,040
Tobacco - 0.7%
Altria Group, Inc.	47,950	2,399,898
TOTAL CONSUMER STAPLES		33,149,966
ENERGY - 3.2%
Oil & Gas - 3.2%
BP PLC sponsored ADR	70,800	3,792,756
Exxon Mobil Corp.	162,532	7,218,046
		11,010,802

	Shares	Value (Note 1)
FINANCIALS - 13.3%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	56,200	$ 5,291,792
Merrill Lynch & Co., Inc.	140,400	7,578,792
Morgan Stanley	205,100	10,823,127
		23,693,711
Commercial Banks - 3.0%
Wells Fargo & Co.	178,200	10,198,386
Consumer Finance - 0.5%
American Express Co.	35,600	1,829,128
Insurance - 2.9%
Allstate Corp.	43,300	2,015,615
American International Group, Inc.	68,350	4,871,988
PartnerRe Ltd.	19,200	1,089,216
St. Paul Travelers Companies, Inc.	45,249	1,834,394
		9,811,213
TOTAL FINANCIALS		45,532,438
HEALTH CARE - 2.4%
Biotechnology - 0.5%
Amgen, Inc. (a)	32,300	1,762,611
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	20,800	1,635,920
Medtronic, Inc.	14,300	696,696
		2,332,616
Pharmaceuticals - 1.2%
Allergan, Inc.	16,500	1,477,080
Pfizer, Inc.	80,100	2,745,828
		4,222,908
TOTAL HEALTH CARE		8,318,135
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	19,500	1,015,560
Northrop Grumman Corp.	27,800	1,492,860
		2,508,420
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	97,900	1,113,123
MAIR Holdings, Inc. (a)	2,493	20,343
Northwest Airlines Corp. (a)	47,800	531,536
Southwest Airlines Co.	31,200	523,224
		2,188,226
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	998,556
Industrial Conglomerates - 1.2%
General Electric Co.	127,800	4,140,720
Road & Rail - 0.4%
Union Pacific Corp.	19,900	1,183,055
TOTAL INDUSTRIALS		11,018,977
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	171,200	$ 4,057,440
Computers & Peripherals - 0.4%
Diebold, Inc.	25,500	1,348,185
IT Services - 0.4%
Paychex, Inc.	39,600	1,341,648
Software - 2.2%
Microsoft Corp.	272,600	7,785,456
TOTAL INFORMATION TECHNOLOGY		14,532,729
MATERIALS - 3.4%
Containers & Packaging - 1.9%
Packaging Corp. of America	25,900	619,010
Smurfit-Stone Container Corp. (a)	289,306	5,771,655
		6,390,665
Paper & Forest Products - 1.5%
International Paper Co.	116,100	5,189,670
TOTAL MATERIALS		11,580,335
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.7%
BellSouth Corp.	414,900	10,878,678
SBC Communications, Inc.	134,570	3,263,323
Verizon Communications, Inc.	241,700	8,747,123
		22,889,124
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)	163	163
TOTAL TELECOMMUNICATION SERVICES		22,889,287
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	34,300	1,921,143
TOTAL COMMON STOCKS (Cost $174,279,423)		199,735,449
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	80	7,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,680)		7,560
Corporate Bonds - 13.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	$ 227,038
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	145,500
TOTAL CONVERTIBLE BONDS		372,538
Nonconvertible Bonds - 13.6%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	150,000	163,283
Dana Corp.:
6.5% 3/1/09	30,000	31,050
9% 8/15/11	30,000	35,100
Delco Remy International, Inc. 9.375% 4/15/12 (f)	55,000	53,625
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,475
Visteon Corp.:
7% 3/10/14	170,000	163,838
8.25% 8/1/10	45,000	48,038
		512,409
Automobiles - 0.3%
Case New Holland, Inc. 9.25% 8/1/11 (f)	60,000	63,300
General Motors Corp.:
7.2% 1/15/11	500,000	523,898
8.25% 7/15/23	350,000	366,538
8.375% 7/15/33	120,000	127,019
		1,080,755
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	40,000	40,200
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14 (f)	40,000	38,800
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	15,000	14,625
Gaylord Entertainment Co. 8% 11/15/13	40,000	40,600
Host Marriott LP 7.125% 11/1/13	35,000	34,300
Mandalay Resort Group 6.5% 7/31/09	95,000	96,900
MGM MIRAGE:
5.875% 2/27/14 (f)	90,000	81,675
9.75% 6/1/07	15,000	16,425
Mohegan Tribal Gaming Authority 6.375% 7/15/09	80,000	80,200
Morton's Restaurant Group, Inc. 7.5% 7/1/10	30,000	27,900
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	110,000	106,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10	$ 30,000	$ 29,850
9.625% 6/1/14 (f)	160,000	159,200
9.75% 4/15/13	15,000	15,075
Station Casinos, Inc. 6% 4/1/12	60,000	57,900
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	58,713
Vail Resorts, Inc. 6.75% 2/15/14	40,000	37,750
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	144,375
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	27,000	28,620
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	106,000
		1,175,608
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	21,150
Standard Pacific Corp. 7.75% 3/15/13	150,000	151,125
WCI Communities, Inc. 7.875% 10/1/13	40,000	40,500
William Lyon Homes, Inc. 10.75% 4/1/13	95,000	104,500
		317,275
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	122,400
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (f)	30,000	30,525
The Hockey Co. 11.25% 4/15/09	100,000	117,000
True Temper Sports, Inc. 8.375% 9/15/11	50,000	50,000
		197,525
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	40,000	44,100
AMC Entertainment, Inc. 9.875% 2/1/12	35,000	36,750
American Media Operations, Inc. 10.25% 5/1/09	60,000	62,100
AOL Time Warner, Inc. 7.625% 4/15/31	200,000	216,428
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	90,000	92,025
8% 4/15/12 (f)	170,000	167,875
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	20,000	21,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	77,200

	Principal Amount	Value (Note 1)
Corus Entertainment, Inc. 8.75% 3/1/12	$ 240,000	$ 256,500
Cox Communications, Inc. 7.125% 10/1/12	195,000	213,710
CSC Holdings, Inc.:
7.625% 4/1/11	170,000	172,550
7.625% 7/15/18	20,000	18,700
Dex Media, Inc.:
0% 11/15/13 (d)(f)	75,000	48,000
8% 11/15/13 (f)	150,000	142,125
EchoStar DBS Corp. 10.375% 10/1/07	165,000	176,220
Houghton Mifflin Co. 9.875% 2/1/13	85,000	85,213
Kabel Deutschland Gmbh 10.625% 7/1/14 (f)(g)	80,000	82,200
LBI Media Holdings, Inc. 0% 10/15/13 (d)	90,000	63,900
LBI Media, Inc. 10.125% 7/15/12	160,000	178,400
Liberty Media Corp. 8.25% 2/1/30	250,000	284,839
News America Holdings, Inc. 7.75% 12/1/45	100,000	114,012
PEI Holdings, Inc. 11% 3/15/10	27,000	31,320
PRIMEDIA, Inc. 7.625% 4/1/08	260,000	257,400
Telewest PLC:
11% 10/1/07 (c)	30,000	17,850
yankee 9.625% 10/1/06 (c)	90,000	51,300
Time Warner, Inc. 6.625% 5/15/29	105,000	101,893
Videotron LTEE 6.875% 1/15/14	30,000	28,800
		3,042,560
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	120,000	124,800
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	145,000	138,475
9% 6/15/12	45,000	45,675
Boise Cascade Corp. 6.5% 11/1/10	40,000	40,800
CSK Automotive, Inc. 7% 1/15/14	20,000	19,100
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	30,000	31,200
Sonic Automotive, Inc. 8.625% 8/15/13	80,000	83,000
		358,250
TOTAL CONSUMER DISCRETIONARY		6,971,782
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	212,487
NeighborCare, Inc. 6.875% 11/15/13 (f)	75,000	79,500
Rite Aid Corp.:
6% 12/15/05 (f)	35,000	35,175
8.125% 5/1/10	60,000	63,300
9.5% 2/15/11	60,000	66,000
Safeway, Inc. 6.5% 3/1/11	190,000	201,317
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(h)	$ 60,000	$ 60,975
8.125% 6/15/12 (f)	70,000	70,613
		789,367
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	190,750
Del Monte Corp. 9.25% 5/15/11	145,000	158,413
Doane Pet Care Co. 10.75% 3/1/10	45,000	47,925
Hines Nurseries, Inc. 10.25% 10/1/11	20,000	21,600
Pierre Foods, Inc. 9.875% 7/15/12 (f)	30,000	30,413
Reddy Ice Group, Inc. 8.875% 8/1/11	20,000	21,100
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	32,550
		502,751
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	45,000	34,650
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	40,000	44,000
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	175,000	178,207
Philip Morris Companies, Inc. 7.75% 1/15/27	275,000	281,178
		459,385
TOTAL CONSUMER STAPLES		1,830,153
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	20,000	21,750
Hanover Compressor Co.:
8.625% 12/15/10	30,000	31,125
9% 6/1/14	30,000	31,125
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	105,951
Pride International, Inc. 7.375% 7/15/14 (f)(g)	40,000	40,450
Seabulk International, Inc. 9.5% 8/15/13	80,000	82,000
Universal Compression, Inc. 7.25% 5/15/10	115,000	118,738
		431,139
Oil & Gas - 0.7%
Amerada Hess Corp.:
6.65% 8/15/11	25,000	26,455
7.125% 3/15/33	75,000	74,762
7.375% 10/1/09	60,000	65,341

	Principal Amount	Value (Note 1)
Chesapeake Energy Corp.:
7.5% 9/15/13	$ 70,000	$ 72,888
7.5% 6/15/14 (f)	40,000	41,200
El Paso Corp.:
7% 5/15/11	90,000	78,750
7.875% 6/15/12	120,000	107,850
El Paso Energy Corp.:
6.95% 12/15/07	95,000	91,438
7.375% 12/15/12	30,000	26,063
El Paso Production Holding Co. 7.75% 6/1/13	180,000	166,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	120,000	128,794
EXCO Resources, Inc. 7.25% 1/15/11	30,000	30,375
General Maritime Corp. 10% 3/15/13	120,000	132,900
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	20,000	23,200
KCS Energy, Inc. 7.125% 4/1/12 (f)	40,000	40,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	117,700
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	40,000	40,700
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	60,000	64,500
8.75% 7/1/12	50,000	53,750
Range Resources Corp.:
7.375% 7/15/13	80,000	79,600
7.375% 7/15/13 (f)	30,000	29,850
Teekay Shipping Corp. 8.875% 7/15/11	200,000	220,000
The Coastal Corp.:
6.5% 5/15/06	15,000	14,756
6.5% 6/1/08	75,000	67,500
7.5% 8/15/06	90,000	89,100
7.625% 9/1/08	10,000	9,275
7.75% 6/15/10	35,000	31,588
Williams Companies, Inc.:
7.125% 9/1/11	235,000	238,525
7.5% 1/15/31	10,000	9,050
7.625% 7/15/19	105,000	100,800
8.625% 6/1/10	80,000	87,700
8.75% 3/15/32	25,000	25,000
		2,385,910
TOTAL ENERGY		2,817,049
FINANCIALS - 5.0%
Capital Markets - 0.9%
Amvescap PLC yankee 6.6% 5/15/05	35,000	36,048
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	150,000	155,625
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	200,000	214,918
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings Ltd. 9% 12/15/09 (f)	$ 20,000	$ 19,800
Goldman Sachs Group, Inc.:
4.125% 1/15/08	500,000	501,515
6.6% 1/15/12	410,000	441,196
J.P. Morgan Chase & Co.:
4.875% 3/15/14	165,000	155,452
6.75% 2/1/11	250,000	272,476
Merrill Lynch & Co., Inc. 4.125% 1/15/09	700,000	690,456
Morgan Stanley:
3.875% 1/15/09	500,000	486,805
4.75% 4/1/14	100,000	92,262
6.6% 4/1/12	160,000	172,250
		3,238,803
Commercial Banks - 0.4%
Bank of America Corp.:
6.25% 4/15/12	125,000	133,346
7.4% 1/15/11	200,000	226,664
Bank One NA, Chicago 3.7% 1/15/08	220,000	218,563
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	50,000	48,503
5.25% 2/10/14 (f)	155,000	148,598
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	150,154
Korea Development Bank 3.875% 3/2/09	250,000	239,345
PNC Funding Corp. 5.75% 8/1/06	155,000	162,887
Wachovia Corp. 4.875% 2/15/14	90,000	85,969
		1,414,029
Consumer Finance - 0.7%
American General Finance Corp. 2.75% 6/15/08	820,000	774,915
Capital One Bank:
4.875% 5/15/08	125,000	126,344
5% 6/15/09	250,000	250,716
Ford Motor Credit Co. 7.375% 10/28/09	525,000	560,294
Household Finance Corp.:
6.375% 10/15/11	260,000	277,526
7% 5/15/12	40,000	44,185
Household International, Inc. 8.875% 2/15/08	150,000	163,344
MBNA Corp.:
6.25% 1/17/07	120,000	127,143
7.5% 3/15/12	175,000	198,404
		2,522,871
Diversified Financial Services - 2.5%
Ahold Finance USA, Inc.:
6.875% 5/1/29	50,000	42,500
8.25% 7/15/10	150,000	157,500

	Principal Amount	Value (Note 1)
Alliance Capital Management LP 5.625% 8/15/06	$ 150,000	$ 156,902
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	115,000	102,350
6.977% 11/23/22	11,499	10,119
7.377% 5/23/19	99,781	69,846
7.379% 5/23/16	75,970	53,179
7.8% 4/1/08	10,000	9,100
8.608% 10/1/12	75,000	69,000
10.18% 1/2/13	45,000	32,850
Bellsouth Capital Funding Corp. 7.875% 2/15/30	115,000	133,245
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	128,250
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	110,000	105,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	116,000	74,240
9.625% 11/15/09	170,000	137,700
Citigroup, Inc. 7.25% 10/1/10	500,000	563,103
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	75,000	75,656
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	6,196
6.9% 7/2/18	75,939	59,232
7.373% 12/15/15	85,423	67,485
7.568% 12/1/06	40,000	29,600
7.73% 9/15/12	30,423	22,817
8.312% 10/2/12	32,466	24,025
8.321% 11/1/06	10,000	9,000
8.388% 5/1/22	21,919	16,658
8.499% 11/1/12	34,732	26,396
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	70,000	70,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	12,200
7.57% 11/18/10	45,000	41,762
7.779% 1/2/12	317,239	171,309
7.92% 5/18/12	75,000	49,106
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	304,284
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	40,000	44,300
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	17,000	18,275
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	81,388
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	50,000	50,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	130,000	143,975
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Goldman Sachs Capital I 6.345% 2/15/34	$ 265,000	$ 248,854
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	40,000	44,400
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	55,000	55,042
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	120,000	116,337
7.45% 11/24/33 (f)	85,000	81,352
Inmarsat Finance PLC 7.625% 6/30/12 (f)	80,000	77,400
Ispat Inland ULC 9.75% 4/1/14 (f)	100,000	103,000
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	75,000	66,000
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	145,000	142,533
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	105,000	109,725
Nexstar Finance, Inc. 7% 1/15/14	60,000	56,400
NiSource Finance Corp. 7.875% 11/15/10	335,000	384,042
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	24,756	20,547
7.626% 4/1/10	82,559	64,396
7.67% 1/2/15	21,493	18,054
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	409,000
7.875% 2/1/09 (h)	180,000	195,750
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	430,670
Qwest Capital Funding, Inc.:
7% 8/3/09	60,000	53,400
7.75% 8/15/06	270,000	267,300
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(h)	415,000	401,588
Ship Finance International Ltd. 8.5% 12/15/13 (f)	360,000	347,400
Sprint Capital Corp. 6.875% 11/15/28	295,000	283,568
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	30,000	29,175
Telecom Italia Capital 5.25% 11/15/13 (f)	250,000	241,962
Tyco International Group SA yankee 6.75% 2/15/11	200,000	217,316
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	40,275
UGS Corp. 10% 6/1/12 (f)	70,000	74,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	80,000	92,600

	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.:
7.25% 12/1/10	$ 385,000	$ 430,420
7.75% 12/1/30	200,000	224,636
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	30,000	31,200
		8,528,190
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	85,000	90,784
Real Estate - 0.3%
BRE Properties, Inc. 5.95% 3/15/07	250,000	263,276
EOP Operating LP:
7% 7/15/11	200,000	217,983
8.1% 8/1/10	200,000	228,724
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,900
8.625% 1/15/12	80,000	86,800
		837,683
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	250,000	233,175
Independence Community Bank Corp. 3.75% 4/1/14 (h)	85,000	80,877
Washington Mutual, Inc.:
4.375% 1/15/08	90,000	90,572
4.625% 4/1/14	250,000	228,008
		632,632
TOTAL FINANCIALS		17,264,992
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	40,000	40,800
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	235,000	237,938
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	40,000	39,500
Concentra Operating Corp. 9.125% 6/1/12 (f)	10,000	10,450
Fountain View, Inc. 9.25% 8/19/08 (e)	135,000	135,000
Genesis HealthCare Corp. 8% 10/15/13 (f)	20,000	20,550
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	155,000	158,100
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	40,000	40,400
National Nephrology Associates, Inc. 9% 11/1/11 (f)	30,000	34,350
Psychiatric Solutions, Inc. 10.625% 6/15/13	45,000	51,300
Quintiles Transnational Corp. 10% 10/1/13	20,000	19,900
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	80,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
6.375% 12/1/11	$ 65,000	$ 55,900
7.375% 2/1/13	150,000	136,500
		1,020,138
TOTAL HEALTH CARE		1,060,938
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08	65,000	60,613
8.875% 5/1/11	40,000	37,300
9.5% 11/1/08	135,000	130,950
Bombardier, Inc. 6.3% 5/1/14 (f)	400,000	339,739
Raytheon Co. 8.3% 3/1/10	250,000	293,251
		861,853
Airlines - 0.1%
Delta Air Lines, Inc.:
7.9% 12/15/09	10,000	5,000
8.3% 12/15/29	30,000	12,300
Northwest Airlines, Inc. 7.875% 3/15/08	255,000	178,500
		195,800
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (f)	50,000	55,000
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	80,000	82,000
		137,000
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	40,000	37,900
6.375% 4/15/11 (f)	40,000	39,200
7.625% 1/1/06	30,000	31,425
American Color Graphics, Inc. 10% 6/15/10	20,000	17,900
Mail-Well I Corp. 7.875% 12/1/13 (f)	15,000	13,538
		139,963
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	30,000	25,650
Machinery - 0.2%
Cummins, Inc. 9.5% 12/1/10 (h)	50,000	56,750
Dresser, Inc. 9.375% 4/15/11	30,000	32,100
Invensys PLC 9.875% 3/15/11 (f)	135,000	135,000
Terex Corp.:
7.375% 1/15/14	70,000	68,600
9.25% 7/15/11	195,000	214,013
		506,463

	Principal Amount	Value (Note 1)
Marine - 0.0%
Horizon Lines LLC 9% 11/1/12 (f)	$ 30,000	$ 30,563
OMI Corp. 7.625% 12/1/13	40,000	39,200
		69,763
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,000
11.75% 6/15/09	60,000	58,800
		78,800
TOTAL INDUSTRIALS		2,015,292
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Corning, Inc. 6.2% 3/15/16	40,000	37,500
L-3 Communications Corp. 6.125% 1/15/14	70,000	67,200
Marconi Corp. PLC 8% 4/30/08 (f)	51,071	55,157
Motorola, Inc.:
6.5% 11/15/28	360,000	348,690
7.625% 11/15/10	100,000	112,586
Nortel Networks Corp. 6.125% 2/15/06	80,000	80,200
		701,333
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	200,000	203,000
Flextronics International Ltd. 6.5% 5/15/13	20,000	19,450
Sanmina-SCI Corp. 10.375% 1/15/10	65,000	74,750
Solectron Corp. 7.375% 3/1/06	115,000	119,025
		416,225
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	80,000	72,400
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	60,000	61,500
7.15% 8/1/04	5,000	5,019
7.625% 6/15/13	70,000	71,750
		138,269
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	45,000	41,963
7.75% 5/15/13	110,000	103,675
9.25% 2/15/08	20,000	20,950
Semiconductor Note Partners Trust 0% 8/4/11 (f)	105,000	150,150
Viasystems, Inc. 10.5% 1/15/11 (f)	110,000	116,050
		432,788
TOTAL INFORMATION TECHNOLOGY		1,761,015
MATERIALS - 1.0%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	50,000	51,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Berry Plastics Corp. 10.75% 7/15/12	$ 60,000	$ 66,300
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	110,000	122,100
Geon Co. 6.875% 12/15/05	15,000	15,225
Huntsman ICI Holdings LLC 0% 12/31/09	55,000	26,675
Huntsman International LLC 9.875% 3/1/09	60,000	64,200
Lyondell Chemical Co.:
9.5% 12/15/08	25,000	26,063
9.625% 5/1/07	30,000	31,200
9.875% 5/1/07	55,000	57,475
Methanex Corp. yankee 7.75% 8/15/05	155,000	161,588
Millennium America, Inc.:
9.25% 6/15/08	40,000	42,400
9.25% 6/15/08 (f)	30,000	31,800
Nalco Co. 7.75% 11/15/11 (f)	50,000	52,125
PolyOne Corp.:
8.875% 5/1/12	45,000	43,875
10.625% 5/15/10	25,000	26,375
The Scotts Co. 6.625% 11/15/13	50,000	50,000
		868,651
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	140,000	155,750
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	50,000	49,875
		205,625
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	60,000	68,400
BWAY Corp. 10% 10/15/10	40,000	42,400
Crown European Holdings SA 10.875% 3/1/13	80,000	91,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	130,000	127,725
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	51,750
8.75% 11/15/12	25,000	27,000
8.875% 2/15/09	185,000	198,875
Owens-Illinois, Inc.:
7.15% 5/15/05	35,000	36,006
7.35% 5/15/08	295,000	294,263
7.8% 5/15/18	45,000	40,613
Sealed Air Corp.:
5.625% 7/15/13 (f)	30,000	29,635
6.875% 7/15/33 (f)	60,000	60,565
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	65,000	62,400
		1,131,232

	Principal Amount	Value (Note 1)
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 45,000	$ 45,225
California Steel Industries, Inc. 6.125% 3/15/14	60,000	55,650
Compass Minerals International, Inc. 0% 12/15/12 (d)	80,000	63,200
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	160,000	144,000
International Steel Group, Inc. 6.5% 4/15/14 (f)	125,000	116,875
Massey Energy Co. 6.625% 11/15/10	40,000	39,800
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,675
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	60,000	61,500
		564,925
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.5% 5/15/06	120,000	126,900
8% 1/15/24 (f)	80,000	80,200
8.125% 5/15/11	120,000	132,300
International Paper Co.:
4.25% 1/15/09	35,000	34,406
5.5% 1/15/14	95,000	93,002
Norske Skog Canada Ltd. 8.625% 6/15/11	150,000	159,000
Solo Cup Co. 8.5% 2/15/14 (f)	40,000	37,200
Weyerhaeuser Co. 6.75% 3/15/12	100,000	108,295
		771,303
TOTAL MATERIALS		3,541,736
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
BellSouth Corp. 6.55% 6/15/34	150,000	149,523
British Telecommunications PLC 8.875% 12/15/30	200,000	246,737
Citizens Communications Co. 9.25% 5/15/11	30,000	31,275
France Telecom SA:
8.75% 3/1/11	105,000	121,676
9.5% 3/1/31	200,000	251,004
Koninklijke KPN NV yankee 8% 10/1/10	200,000	231,574
NTL Cable PLC 8.75% 4/15/14 (f)	115,000	118,163
Primus Telecommunications Group, Inc. 8% 1/15/14	60,000	51,600
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	20,000	18,600
7.5% 2/15/14 (f)	120,000	109,200
Qwest Corp. 9.125% 3/15/12 (f)	85,000	91,800
Qwest Services Corp. 13.5% 12/15/10 (f)	75,000	87,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	30,000	31,693
Telefonica Europe BV 7.75% 9/15/10	200,000	228,751
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.:
8.75% 11/15/11	$ 110,000	$ 90,750
9.375% 2/1/11	105,000	89,775
		1,949,121
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	100,000	93,923
5.5% 3/1/14 (f)	90,000	82,907
American Cellular Corp. 10% 8/1/11	45,000	39,150
American Tower Corp. 9.375% 2/1/09	175,000	187,250
AT&T Wireless Services, Inc.:
7.875% 3/1/11	55,000	62,560
8.75% 3/1/31	195,000	237,738
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	80,000	74,200
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	80,000	79,200
7.5% 12/1/13	50,000	49,500
10.75% 8/1/11	25,000	27,938
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	55,375
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	80,800
Nextel Communications, Inc.:
7.375% 8/1/15	160,000	160,800
9.5% 2/1/11	20,000	22,350
Nextel Partners, Inc. 8.125% 7/1/11	80,000	81,200
Rogers Wireless, Inc.:
6.375% 3/1/14	155,000	142,213
9.625% 5/1/11	40,000	44,600
Western Wireless Corp. 9.25% 7/15/13	100,000	102,500
		1,624,204
TOTAL TELECOMMUNICATION SERVICES		3,573,325
UTILITIES - 1.7%
Electric Utilities - 0.8%
Allegheny Energy Supply Co. LLC:
8.25% 4/15/12 (f)	220,000	216,169
13% 11/15/07 (f)(h)	6,204	6,282
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	85,000	82,715
CMS Energy Corp.:
7.625% 11/15/04	110,000	111,513
7.75% 8/1/10 (f)	125,000	124,688
8.5% 4/15/11	85,000	87,125
8.9% 7/15/08	125,000	131,406
9.875% 10/15/07	105,000	113,269

	Principal Amount	Value (Note 1)
Duke Capital Corp.:
4.37% 3/1/09	$ 400,000	$ 388,658
6.75% 2/15/32	210,000	201,471
Edison International 6.875% 9/15/04	35,000	35,396
Exelon Corp. 6.75% 5/1/11	200,000	217,505
FirstEnergy Corp. 6.45% 11/15/11	85,000	88,125
Illinois Power Co.:
7.5% 6/15/09	155,000	169,338
11.5% 12/15/10	80,000	94,600
Nevada Power Co. 10.875% 10/15/09	65,000	73,613
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	84,905
Pacific Gas & Electric Co. 4.8% 3/1/14	45,000	42,639
PG&E Corp. 6.875% 7/15/08 (f)	45,000	46,969
Progress Energy, Inc.:
6.85% 4/15/12	125,000	135,078
7.1% 3/1/11	145,000	158,890
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	30,000	28,125
Southern California Edison Co. 5% 1/15/14	10,000	9,729
TECO Energy, Inc.:
6.125% 5/1/07	55,000	55,000
10.5% 12/1/07	105,000	116,944
		2,820,152
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	76,655
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	50,000	54,000
Sonat, Inc.:
6.625% 2/1/08	65,000	59,556
6.75% 10/1/07	70,000	66,413
6.875% 6/1/05	220,000	221,100
7.625% 7/15/11	20,000	17,750
Southern Natural Gas Co. 8.875% 3/15/10	40,000	43,500
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	206,911
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	20,000	20,100
		765,985
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	50,000	50,500
8.5% 11/1/07	29,000	29,725
8.75% 6/15/08	30,000	31,200
8.75% 5/15/13 (f)	170,000	181,900
8.875% 2/15/11	54,000	56,093
9% 5/15/15 (f)	90,000	96,300
9.375% 9/15/10	16,000	17,080
9.5% 6/1/09	144,000	153,900
Calpine Corp.:
6.89% 7/15/07 (f)(h)	114,138	101,868
8.5% 7/15/10 (f)	20,000	16,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Calpine Generating Co. LLC 7% 4/1/10 (f)(h)	$ 30,000	$ 28,950
Constellation Energy Group, Inc. 7% 4/1/12	350,000	381,138
Dominion Resources, Inc.:
6.25% 6/30/12	685,000	717,963
8.125% 6/15/10	60,000	69,240
NRG Energy, Inc. 8% 12/15/13 (f)	160,000	161,200
Reliant Energy, Inc.:
9.25% 7/15/10	60,000	64,200
9.5% 7/15/13	20,000	21,600
		2,179,357
TOTAL UTILITIES		5,765,494
TOTAL NONCONVERTIBLE BONDS		46,601,776
TOTAL CORPORATE BONDS (Cost $45,890,161)		46,974,314
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
3.25% 2/15/09	1,716,000	1,653,285
5.25% 8/1/12	75,000	74,953
5.5% 3/15/11	315,000	329,472
6.25% 2/1/11	260,000	279,147
6.625% 11/15/10	2,100,000	2,331,626
Freddie Mac:
3.625% 9/15/08	318,000	313,481
4% 6/12/13	1,575,000	1,437,640
6.25% 7/15/32	166,000	174,855
6.625% 9/15/09	475,000	524,892
6.75% 3/15/31	244,000	272,393
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,391,744
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bonds:
6.25% 5/15/30	1,500,000	1,679,472
8% 11/15/21	1,000,000	1,310,703

	Principal Amount	Value (Note 1)
U.S. Treasury Notes:
1.625% 2/28/06	$ 8,570,000	$ 8,444,467
3.125% 5/15/07	200,000	200,000
6.5% 2/15/10	1,190,000	1,340,888
7% 7/15/06	2,600,000	2,817,040
TOTAL U.S. TREASURY OBLIGATIONS		15,792,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,428,227)		23,184,314
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 8.0%
4.5% 7/1/19 (g)	2,000,000	1,953,125
4.5% 7/1/19 (g)	50,000	48,828
4.5% 7/1/33 to 10/1/33	4,117,496	3,856,399
5% 11/1/17 to 8/1/18	4,752,691	4,770,038
5% 7/1/34 (g)	3,000,000	2,895,938
5% 7/1/34 (g)	2,000,000	1,930,625
5.5% 2/1/11 to 6/1/29	1,527,179	1,560,915
5.5% 7/1/34 (g)	4,105,130	4,083,322
6% 4/1/09 to 1/1/34	2,272,032	2,362,207
6.5% 5/1/11 to 7/1/32	3,015,771	3,167,868
6.5% 7/1/19 (g)	54,792	57,806
7% 12/1/24 to 2/1/28	161,780	171,959
7.5% 10/1/26 to 8/1/28	509,007	546,531
TOTAL FANNIE MAE		27,405,561
Freddie Mac - 0.0%
7.5% 1/1/27	40,973	44,259
Government National Mortgage Association - 1.1%
6% 7/1/34 (g)	1,661,547	1,701,009
6.5% 10/15/27 to 8/15/32	1,014,386	1,062,817
7% 1/15/28 to 7/15/32	682,682	725,699
7.5% 6/15/27 to 3/15/28	153,508	165,724
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,655,249
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $31,035,519)		31,105,069
Asset-Backed Securities - 1.3%
	Principal Amount	Value (Note 1)
ACE Securities Corp. Series 2004-HE1:
Class M1, 1.8% 2/25/34 (h)	$ 50,000	$ 50,004
Class M2, 2.4% 2/25/34 (h)	50,000	50,010
American Express Credit Account Master Trust Series 2001-6 Class B, 1.5888% 12/15/08 (h)	200,000	200,706
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.73% 4/25/34 (h)	25,000	24,999
Class M2, 1.78% 4/25/34 (h)	25,000	24,999
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (h)	45,000	45,092
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (h)	75,000	75,092
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	140,000	144,996
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	116,000	113,561
Series 2003-B4 Class B4, 2.0388% 7/15/11 (h)	105,000	106,989
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	369,415	374,843
Class CTFS, 5.06% 2/15/08	22,446	22,748
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (h)	165,000	165,582
Series 2002-C1 Class C1, 2.17% 2/9/09 (h)	250,000	253,671
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (h)	100,000	99,996
Series 2004-3 Class M1, 1.8% 6/25/34 (h)	25,000	25,026
Series 2004-4:
Class A, 1.67% 8/25/34 (h)	97,835	97,665
Class M1, 1.78% 7/25/34 (h)	75,000	74,813
Class M2, 1.83% 6/25/34 (h)	80,000	79,750
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	600,000	630,407
Series 2003-4 Class B1, 1.5688% 5/16/11 (h)	155,000	155,541
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	90,154
Series 2001-C Class B, 5.54% 12/15/05	100,000	100,485
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (h)	75,000	74,997
Class M2, 2.45% 1/25/34 (h)	100,000	99,995
Home Equity Asset Trust Series 2002-4 Class M2, 3.35% 3/25/33 (h)	25,000	25,392
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	111,682	111,889
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	209,877

	Principal Amount	Value (Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.8% 7/25/34 (h)	$ 50,000	$ 49,998
Class M3, 2.25% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.2% 5/25/33 (h)	25,000	25,477
Series 2003-NC5 Class M2, 3.3% 4/25/33 (h)	50,000	51,081
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (h)	45,000	45,546
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	365,000	382,334
Series 2001-2 Class B, 1.5288% 6/16/08 (h)	200,000	199,997
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.66% 2/25/34 (h)	43,103	43,101
TOTAL ASSET-BACKED SECURITIES (Cost $4,277,441)		4,351,812
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (h)	93,140	93,337
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	23,740	24,252
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 11/25/16	50,000	51,828
TOTAL PRIVATE SPONSOR		169,417
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	240,214	250,808
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-29 Class ZM, 5.5% 5/25/34	14,471	14,568
Freddie Mac Multi-class participation certificates guaranteed target amortization class Series 2794 Class ZL, 6% 10/15/31	25,834	25,737
TOTAL U.S. GOVERNMENT AGENCY		291,113
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $464,842)		460,530
Commercial Mortgage Securities - 1.0%
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater Series 2004-1 Class A, 1.66% 4/25/34 (f)(h)	$ 98,172	$ 98,111
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (f)(h)	45,000	44,987
Series 2003-FL9 Class B, 1.7388% 11/15/15 (f)(h)(j)	90,000	90,083
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(h)	315,000	14,879
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	250,000	279,249
Series 2000-C1 Class A2, 7.545% 4/15/62	500,000	566,239
Series 2004-C1 Class A3, 4.321% 1/15/37	95,000	91,387
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	162,995
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (f)(h)(j)	1,540,000	68,397
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	567,780
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	70,000	75,370
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	123,213
Series 1998-GLII Class E, 6.9702% 4/13/31 (h)	120,000	125,412
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	255,066
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	101,629
Class C, 4.13% 11/20/37 (f)	110,000	96,987
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	105,000	101,682
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	533,533
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	165,000	164,443
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,390,817)		3,561,442
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount	Value (Note 1)

Chilean Republic:
5.5% 1/15/13	$ 40,000	$ 40,104
6.875% 4/28/09	150,000	164,760
7.125% 1/11/12	150,000	167,063
South African Republic 6.5% 6/2/14	90,000	90,000
State of Israel 4.625% 6/15/13	30,000	27,788
United Mexican States:
4.625% 10/8/08	150,000	147,900
6.375% 1/16/13	300,000	299,400
7.5% 4/8/33	175,000	170,188
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,091,470)		1,107,203
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (h)	190,000	197,600
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.32% 4/30/08 (h)	85,714	86,893
TOTAL FLOATING RATE LOANS (Cost $276,261)		284,493
Fixed-Income Funds - 2.0%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $6,999,960)	70,311	7,001,569
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 1.16% (b)	35,721,615	35,721,615
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	170,375	170,375
TOTAL MONEY MARKET FUNDS (Cost $35,891,990)		35,891,990
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $327,033,791)	353,665,745
NET OTHER ASSETS - (3.0)%	(10,249,397)
NET ASSETS - 100%	$ 343,416,348
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 100,000	$ (633)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	50,000	(317)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	100,000	(290)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	200,000	358
TOTAL CREDIT DEFAULT SWAP		450,000	(882)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	280,000	(5,955)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 1,550,000	$ (10,728)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	1,320,000	(7,265)
TOTAL INTEREST RATE SWAP		3,150,000	(23,948)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	500,000	1,591
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	2,500,000	5,292
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	355,000	877
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	135,000	333
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	$ 2,000,000	$ 6,409
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	500,000	5,611
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	500,000	(246)
TOTAL TOTAL RETURN SWAP		6,490,000	19,867
		$ 10,090,000	$ (4,963)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,924,642 or 2.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.3%
AAA,AA,A	6.1
BBB	5.1
BB	1.5
B	3.7
CCC,CC,C	1.0
Not Rated	0.1
Equities	58.2
Short-Term Investments and Net Other Assets	8.0
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $125,599,612 and $119,107,317, respectively, of which long-term U.S. government and government agency obligations aggregated $73,222,957 and $78,417,818, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,579 for the period.
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $284,492 or 0.1% of net assets.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $19,804,000 of which $10,146,000 and $9,658,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $166,474) (cost $327,033,791) - See accompanying schedule		$ 353,665,745
Cash		289,976
Receivable for investments sold		1,030,146
Receivable for fund shares sold		229,374
Dividends receivable		167,696
Interest receivable		1,302,203
Prepaid expenses		771
Other receivables		3,468
Total assets		356,689,379

Liabilities
Payable for investments purchased Regular delivery	$ 123,800
Delayed delivery	12,669,805
Payable for fund shares redeemed	99,188
Swap agreements, at value	4,963
Accrued management fee	121,821
Distribution fees payable	8,545
Other affiliated payables	30,857
Other payables and accrued expenses	43,677
Collateral on securities loaned, at value	170,375
Total liabilities		13,273,031

Net Assets		$ 343,416,348
Net Assets consist of:
Paid in capital		$ 328,325,746
Undistributed net investment income		4,170,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,707,227)
Net unrealized appreciation (depreciation) on investments		26,626,991
Net Assets		$ 343,416,348
Initial Class: Net Asset Value, offering price and redemption price per share ($289,289,943 ÷ 21,266,607 shares)		$ 13.60
Service Class: Net Asset Value, offering price and redemption price per share ($20,876,135 ÷ 1,541,413 shares)		$ 13.54
Service Class 2: Net Asset Value, offering price and redemption price per share ($33,250,270 ÷ 2,465,379 shares)		$ 13.49

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,582,454
Interest		3,390,004
Security lending		860
Total income		4,973,318

Expenses
Management fee	$ 743,817
Transfer agent fees	119,602
Distribution fees	49,872
Accounting and security lending fees	74,000
Non-interested trustees' compensation	831
Custodian fees and expenses	11,768
Audit	24,736
Legal	282
Miscellaneous	5,025
Total expenses before reductions	1,029,933
Expense reductions	(6,660)	1,023,273
Net investment income (loss)		3,950,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,873,025
Foreign currency transactions	(1,576)
Swap agreements	5,522
Total net realized gain (loss)		4,876,971
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,944,600)
Swap agreements	(51,126)
Delayed delivery commitments	(464)
Total change in net unrealized appreciation (depreciation)		(8,996,190)
Net gain (loss)		(4,119,219)
Net increase (decrease) in net assets resulting from operations		$ (169,174)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,950,045	$ 6,987,022
Net realized gain (loss)	4,876,971	3,062,346
Change in net unrealized appreciation (depreciation)	(8,996,190)	38,999,107
Net increase (decrease) in net assets resulting from operations	(169,174)	49,048,475
Distributions to shareholders from net investment income	(6,988,389)	(7,974,845)
Share transactions - net increase (decrease)	3,529,352	32,311,069
Total increase (decrease) in net assets	(3,628,211)	73,384,699

Net Assets
Beginning of period	347,044,559	273,659,860
End of period (including undistributed net investment income of $4,170,838 and undistributed net investment income of $7,087,612, respectively)	$ 343,416,348	$ 347,044,559
Other Information:
Share Transactions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,272,853	44,709	443,323
Reinvested	432,646	31,049	40,193
Redeemed	(1,744,592)	(119,813)	(162,724)
Net increase (decrease)	(39,093)	(44,055)	320,792

Dollars Sold	$ 17,631,316	$ 619,361	$ 6,033,873
Reinvested	6,005,123	429,413	553,854
Redeemed	(23,898,207)	(1,635,813)	(2,209,568)
Net increase (decrease)	$ (261,768)	$ (587,039)	$ 4,378,159

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,747,709	87,816	932,305
Reinvested	599,512	50,167	45,486
Redeemed	(3,372,673)	(205,767)	(374,801)
Net increase (decrease)	1,974,548	(67,784)	602,990

Dollars Sold	$ 61,609,403	$ 1,115,888	$ 11,910,142
Reinvested	6,882,396	573,909	518,540
Redeemed	(42,908,423)	(2,600,420)	(4,790,366)
Net increase (decrease)	$ 25,583,376	$ (910,623)	$ 7,638,316

Distributions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,005,122	$ 429,413	$ 553,854
From net realized gain	-	-	-
Total	$ 6,005,122	$ 429,413	$ 553,854
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
From net realized gain	-	-	-
Total	$ 6,882,396	$ 573,909	$ 518,540

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Income from Investment Operations
Net investment income (loss) E	.16	.30	.36	.42	.48	.45
Net realized and unrealized gain (loss)	(.16)	1.78	(1.53)	(.63)	(1.15)	.24
Total from investment operations	-	2.08	(1.17)	(.21)	(.67)	.69
Distributions from net investment income	(.28)	(.36)	(.39)	(.52)	(.48)	(.37)
Distributions from net realized gain	-	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	-	(.05)	-
Total distributions	(.28)	(.36)	(.39)	(.52)	(.88)	(.80)
Net asset value, end of period	$ 13.60	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Total Return B, C, D	(0.04)%	17.72%	(8.72)%	(1.58)%	(4.30)%	4.55%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.59%	.57%	.57%	.58%	.57%
Expenses net of voluntary waivers, if any	.56% A	.59%	.57%	.57%	.58%	.57%
Expenses net of all reductions	.56% A	.58%	.55%	.55%	.56%	.55%
Net investment income (loss)	2.29% A	2.32%	2.84%	3.11%	3.18%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,290	$ 295,656	$ 235,064	$ 264,608	$ 250,802	$ 325,371
Portfolio turnover rate	75% A	102%	134%	126%	126%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.15	.28	.34	.41	.46	.43
Net realized and unrealized gain (loss)	(.15)	1.77	(1.51)	(.64)	(1.14)	.24
Total from investment operations	-	2.05	(1.17)	(.23)	(.68)	.67
Distributions from net investment income	(.27)	(.35)	(.38)	(.50)	(.47)	(.37)
Distributions from net realized gain	-	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	-	(.05)	-
Total distributions	(.27)	(.35)	(.38)	(.50)	(.87)	(.80)
Net asset value, end of period	$ 13.54	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Total Return B, C, D	(0.04)%	17.53%	(8.75)%	(1.72)%	(4.38)%	4.43%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.69%	.67%	.67%	.68%	.67%
Expenses net of voluntary waivers, if any	.67% A	.69%	.67%	.67%	.68%	.67%
Expenses net of all reductions	.66% A	.68%	.65%	.65%	.66%	.66%
Net investment income (loss)	2.18% A	2.22%	2.74%	3.01%	3.08%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,876	$ 21,903	$ 20,019	$ 25,455	$ 27,563	$ 27,054
Portfolio turnover rate	75% A	102%	134%	126%	126%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.14	.26	.32	.38	.40
Net realized and unrealized gain (loss)	(.15)	1.77	(1.51)	(.63)	(.75)
Total from investment operations	(.01)	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.25)	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.25)	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 13.49	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total Return B, C, D	(0.11)%	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.84%	.83%	.83%	.85% A
Expenses net of voluntary waivers, if any	.82% A	.84%	.83%	.83%	.85% A
Expenses net of all reductions	.81% A	.84%	.81%	.81%	.83% A
Net investment income (loss)	2.03% A	2.06%	2.58%	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,250	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	75% A	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	6.5
Omnicom Group, Inc.	5.8
BellSouth Corp.	5.0
Morgan Stanley	5.0
Wells Fargo & Co.	4.7
27.0
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	21.1
Consumer Discretionary	19.0
Consumer Staples	15.4
Telecommunication Services	10.8
Information Technology	6.7
Asset Allocation as of June 30, 2004
% of fund's net assets *
Stocks	93.0%
Short-Term Investments and Net Other Assets	7.0%

* Foreign investments 4.6%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.0%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	152,200	$ 7,153,400
Media - 15.6%
E.W. Scripps Co. Class A	313,700	32,938,500
EchoStar Communications Corp. Class A (a)	3,300,000	101,475,000
News Corp. Ltd. ADR	509,100	18,032,322
Omnicom Group, Inc.	1,194,600	90,658,194
		243,104,016
Multiline Retail - 2.4%
Dollar Tree Stores, Inc. (a)	144,700	3,969,121
Kohl's Corp. (a)	783,900	33,143,292
		37,112,413
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	205,800	7,404,684
TOTAL CONSUMER DISCRETIONARY		294,774,513
CONSUMER STAPLES - 15.4%
Beverages - 1.0%
The Coca-Cola Co.	315,100	15,906,248
Food & Staples Retailing - 5.8%
Costco Wholesale Corp.	444,800	18,267,936
Wal-Mart Stores, Inc.	1,000,500	52,786,380
Walgreen Co.	526,400	19,060,944
		90,115,260
Food Products - 1.0%
McCormick & Co., Inc. (non-vtg.)	457,000	15,538,000
Household Products - 3.1%
Colgate-Palmolive Co.	335,700	19,621,665
Kimberly-Clark Corp.	419,900	27,663,012
		47,284,677
Personal Products - 3.4%
Gillette Co.	1,250,000	53,000,000
Tobacco - 1.1%
Altria Group, Inc.	346,260	17,330,313
TOTAL CONSUMER STAPLES		239,174,498
ENERGY - 5.1%
Oil & Gas - 5.1%
BP PLC sponsored ADR	511,300	27,390,341
Exxon Mobil Corp.	1,174,456	52,157,591
		79,547,932
FINANCIALS - 21.1%
Capital Markets - 11.0%
Goldman Sachs Group, Inc.	406,400	38,266,624
Merrill Lynch & Co., Inc.	1,014,900	54,784,302
Morgan Stanley	1,481,900	78,199,863
		171,250,789

	Shares	Value (Note 1)
Commercial Banks - 4.7%
Wells Fargo & Co.	1,287,700	$ 73,695,071
Consumer Finance - 0.9%
American Express Co.	257,100	13,209,798
Insurance - 4.5%
Allstate Corp.	313,100	14,574,805
American International Group, Inc.	493,605	35,184,164
PartnerRe Ltd.	111,600	6,331,068
St. Paul Travelers Companies, Inc.	326,639	13,241,945
		69,331,982
TOTAL FINANCIALS		327,487,640
HEALTH CARE - 3.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	233,300	12,731,181
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	1	43
Alcon, Inc.	124,300	9,776,195
Medtronic, Inc.	102,200	4,979,184
		14,755,422
Health Care Providers & Services - 0.0%
Wellcare Group, Inc.	1,000	17,000
Pharmaceuticals - 1.9%
Allergan, Inc.	98,500	8,817,720
Pfizer, Inc.	608,000	20,842,240
		29,659,960
TOTAL HEALTH CARE		57,163,563
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	115,500	6,015,240
Northrop Grumman Corp.	166,200	8,924,940
		14,940,180
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	668,500	7,600,845
MAIR Holdings, Inc. (a)	435,200	3,551,232
Northwest Airlines Corp. (a)	320,000	3,558,400
Southwest Airlines Co.	179,500	3,010,215
		17,720,692
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	5,914,524
Industrial Conglomerates - 1.9%
General Electric Co.	923,400	29,918,160
Road & Rail - 0.5%
Union Pacific Corp.	136,200	8,097,090
TOTAL INDUSTRIALS		76,590,646
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,236,900	$ 29,314,530
Foundry Networks, Inc. (a)	300	4,221
		29,318,751
Computers & Peripherals - 0.7%
Diebold, Inc.	185,600	9,812,672
IT Services - 0.5%
Paychex, Inc.	241,819	8,192,828
Software - 3.6%
Microsoft Corp.	1,969,700	56,254,632
TOTAL INFORMATION TECHNOLOGY		103,578,883
MATERIALS - 5.4%
Containers & Packaging - 3.0%
Ball Corp.	6	432
Packaging Corp. of America	186,400	4,454,960
Smurfit-Stone Container Corp. (a)	2,090,700	41,709,465
		46,164,857
Paper & Forest Products - 2.4%
International Paper Co.	839,100	37,507,770
TOTAL MATERIALS		83,672,627
TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 10.8%
BellSouth Corp.	2,998,100	78,610,182
SBC Communications, Inc.	972,530	23,583,853
Verizon Communications, Inc.	1,837,000	66,481,030
		168,675,065
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	247,700	13,873,677
TOTAL COMMON STOCKS (Cost $1,305,233,216)		1,444,539,044
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b)	103,457,245	$ 103,457,245
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	11,518,500	11,518,500
TOTAL MONEY MARKET FUNDS (Cost $114,975,745)		114,975,745
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,420,208,961)		1,559,514,789
NET OTHER ASSETS - (0.4)%		(6,664,212)
NET ASSETS - 100%		$ 1,552,850,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $292,726,963 and $153,931,944.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,804 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $166,422,000 of which $49,149,000, $107,382,000 and $9,891,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,743,080) (cost $1,420,208,961) - See accompanying schedule		$ 1,559,514,789
Receivable for investments sold		5,999,415
Receivable for fund shares sold		523,783
Dividends receivable		1,193,880
Interest receivable		114,687
Prepaid expenses		3,157
Other receivables		29,679
Total assets		1,567,379,390

Liabilities
Payable to custodian bank	$ 1,390,899
Payable for investments purchased	17,000
Payable for fund shares redeemed	689,142
Accrued management fee	613,687
Distribution fees payable	121,737
Other affiliated payables	127,783
Other payables and accrued expenses	50,065
Collateral on securities loaned, at value	11,518,500
Total liabilities		14,528,813

Net Assets		$ 1,552,850,577
Net Assets consist of:
Paid in capital		$ 1,584,686,559
Undistributed net investment income		6,363,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(177,505,742)
Net unrealized appreciation (depreciation) on investments		139,305,828
Net Assets		$ 1,552,850,577
Initial Class: Net Asset Value, offering price and redemption price per share ($733,237,691 ÷ 55,816,920 shares)		$ 13.14

Service Class: Net Asset Value, offering price and redemption price per share ($379,250,003 ÷ 29,037,278 shares)		$ 13.06
Service Class 2: Net Asset Value, offering price and redemption price per share ($440,362,883 ÷ 33,969,343 shares)		$ 12.96

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 11,025,391
Interest		722,642
Security lending		42,466
Total income		11,790,499

Expenses
Management fee	$ 3,633,939
Transfer agent fees	510,844
Distribution fees	679,210
Accounting and security lending fees	254,278
Non-interested trustees' compensation	3,603
Custodian fees and expenses	10,667
Audit	25,288
Legal	1,685
Miscellaneous	40,288
Total expenses before reductions	5,159,802
Expense reductions	(52,142)	5,107,660
Net investment income (loss)		6,682,839
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,142,382)
Foreign currency transactions	(11,098)
Total net realized gain (loss)		(8,153,480)
Change in net unrealized appreciation (depreciation) on investment securities		(895,019)
Net gain (loss)		(9,048,499)
Net increase (decrease) in net assets resulting from operations		$ (2,365,660)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,682,839	$ 11,563,948
Net realized gain (loss)	(8,153,480)	(8,957,165)
Change in net unrealized appreciation (depreciation)	(895,019)	256,023,394
Net increase (decrease) in net assets resulting from operations	(2,365,660)	258,630,177
Distributions to shareholders from net investment income	(12,447,351)	(12,772,749)
Share transactions - net increase (decrease)	82,595,302	210,037,372
Total increase (decrease) in net assets	67,782,291	455,894,800

Net Assets
Beginning of period	1,485,068,286	1,029,173,486
End of period (including undistributed net investment income of $6,363,932 and undistributed net investment income of $12,027,562, respectively)	$ 1,552,850,577	$ 1,485,068,286
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,870,914	2,022,767	8,109,891
Reinvested	498,735	216,143	212,315
Redeemed	(5,802,379)	(335,541)	(486,624)
Net increase (decrease)	(3,432,730)	1,903,369	7,835,582

Dollars Sold	$ 24,906,434	$ 26,650,935	$ 106,026,256
Reinvested	6,722,963	2,898,471	2,825,917
Redeemed	(76,684,201)	(4,409,348)	(6,342,125)
Net increase (decrease)	$ (45,054,804)	$ 25,140,058	$ 102,510,048

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	8,588,135	4,730,597	14,305,974
Reinvested	791,445	298,276	164,516
Redeemed	(8,881,933)	(1,062,769)	(1,468,648)
Net increase (decrease)	497,647	3,966,104	13,001,842

Dollars Sold	$ 102,662,499	$ 56,731,473	$ 170,921,383
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(103,784,385)	(12,033,144)	(17,233,203)
Net increase (decrease)	$ 6,958,770	$ 47,728,808	$ 155,349,794

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,722,963	$ 2,898,471	$ 2,825,917

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Income from Investment Operations
Net investment income (loss)E	.06	.12	.15	.18	.20	.18
Net realized and unrealized gain (loss)	(.06)	2.42	(2.32)	(1.45)	(.81)	1.27
Total from investment operations	-	2.54	(2.17)	(1.27)	(.61)	1.45
Distributions from net investment income	(.12)	(.14)	(.16)	(.19)	(.19)	(.10)
Distributions from net realized gain	-	-	-	(.61)	(1.24)	(.20)
Total distributions	(.12)	(.14)	(.16)	(.80)	(1.43)	(.30)
Net asset value, end of period	$ 13.14	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Total ReturnB,C,D	(.06)%	23.77%	(16.61)%	(8.75)%	(3.62)%	9.17%
Ratios to Average Net AssetsF
Expenses before expense reductions	.59%A	.59%	.59%	.58%	.58%	.60%
Expenses net of voluntary waivers, if any	.59%A	.59%	.59%	.58%	.58%	.60%
Expenses net of all reductions	.58%A	.59%	.58%	.56%	.57%	.59%
Net investment income (loss)	.96%A	1.02%	1.30%	1.34%	1.26%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 733,238	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396
Portfolio turnover rate	22%A	25%	43%	58%	72%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Income from Investment Operations
Net investment income (loss)E	.06	.11	.14	.16	.18	.16
Net realized and unrealized gain (loss)	(.07)	2.40	(2.31)	(1.44)	(.80)	1.27
Total from investment operations	(.01)	2.51	(2.17)	(1.28)	(.62)	1.43
Distributions from net investment income	(.11)	(.13)	(.15)	(.18)	(.19)	(.10)
Distributions from net realized gain	-	-	-	(.61)	(1.24)	(.20)
Total distributions	(.11)	(.13)	(.15)	(.79)	(1.43)	(.30)
Net asset value, end of period	$ 13.06	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Total ReturnB,C,D	(.13)%	23.60%	(16.69)%	(8.85)%	(3.69)%	9.06%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.69%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.69%A	.69%	.69%	.68%	.69%	.70%
Expenses net of all reductions	.68%A	.69%	.68%	.66%	.68%	.69%
Net investment income (loss)	.86%A	.92%	1.20%	1.24%	1.16%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,250	$ 357,585	$ 250,160	$ 281,194	$ 212,994	$ 95,600
Portfolio turnover rate	22%A	25%	43%	58%	72%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss)E	.05	.09	.12	.14	.15
Net realized and unrealized gain (loss)	(.08)	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	(.03)	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.10)	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(1.24)
Total distributions	(.10)	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 12.96	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total ReturnB,C,D	(.25)%	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.85%	.85%	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.85%	.85%	.84%	.85%A
Expenses net of all reductions	.83%A	.84%	.84%	.82%	.84%A
Net investment income (loss)	.71%A	.76%	1.05%	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,363	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	22%A	25%	43%	58%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Citigroup, Inc.	3.4
Pfizer, Inc.	3.2
General Electric Co.	3.2
Microsoft Corp.	3.1
American International Group, Inc.	2.5
15.4
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	19.4
Financials	16.4
Consumer Discretionary	16.1
Health Care	13.6
Industrials	11.4
Asset Allocation as of June 30, 2004
% of fund's net assets *
Stocks	97.9%
Short-Term Investments and Net Other Assets	2.1%

* Foreign investments 5.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.8%
Harley-Davidson, Inc.	89,500	$ 5,543,630
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	47,800	2,246,600
Hilton Hotels Corp.	226,370	4,224,064
McDonald's Corp.	95,200	2,475,200
Royal Caribbean Cruises Ltd.	23,500	1,020,135
Starwood Hotels & Resorts Worldwide, Inc. unit	77,700	3,484,845
		13,450,844
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	47,700	2,594,880
Media - 8.6%
Clear Channel Communications, Inc.	65,600	2,423,920
Comcast Corp. Class A (special) (a)	52,508	1,449,746
Dow Jones & Co., Inc.	11,900	536,690
Fox Entertainment Group, Inc. Class A (a)	255,300	6,816,510
Lamar Advertising Co. Class A (a)	53,500	2,319,225
McGraw-Hill Companies, Inc.	35,700	2,733,549
Meredith Corp.	41,800	2,297,328
News Corp. Ltd. ADR	294,600	10,434,732
Omnicom Group, Inc.	77,700	5,896,653
The DIRECTV Group, Inc. (a)	77,500	1,325,250
Time Warner, Inc. (a)	362,200	6,367,476
Univision Communications, Inc. Class A (a)	261,700	8,356,081
Viacom, Inc. Class B (non-vtg.)	284,820	10,173,770
Walt Disney Co.	112,900	2,877,821
		64,008,751
Multiline Retail - 1.0%
Kohl's Corp. (a)	47,700	2,016,756
Nordstrom, Inc.	95,000	4,047,950
Target Corp.	35,700	1,516,179
		7,580,885
Specialty Retail - 2.5%
Best Buy Co., Inc.	47,800	2,425,372
Home Depot, Inc.	212,000	7,462,400
Lowe's Companies, Inc.	18,800	987,940
Staples, Inc.	250,400	7,339,224
		18,214,936
Textiles Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	53,600	2,422,184
NIKE, Inc. Class B	23,900	1,810,425
Polo Ralph Lauren Corp. Class A	65,200	2,246,140
Warnaco Group, Inc. (a)	53,800	1,144,326
		7,623,075
TOTAL CONSUMER DISCRETIONARY		119,017,001

	Shares	Value (Note 1)
CONSUMER STAPLES - 11.2%
Beverages - 2.3%
PepsiCo, Inc.	112,900	$ 6,083,052
The Coca-Cola Co.	213,000	10,752,240
		16,835,292
Food & Staples Retailing - 2.9%
Albertsons, Inc.	71,700	1,902,918
CVS Corp.	71,600	3,008,632
Safeway, Inc. (a)	41,600	1,054,144
Sysco Corp.	23,800	853,706
Wal-Mart Stores, Inc.	275,100	14,514,276
		21,333,676
Food Products - 2.4%
Archer-Daniels-Midland Co.	144,000	2,416,320
Bunge Ltd.	77,200	3,006,168
Dean Foods Co. (a)	113,000	4,216,030
Hershey Foods Corp.	118,800	5,496,876
Kellogg Co.	23,800	996,030
The J.M. Smucker Co.	42,378	1,945,574
		18,076,998
Household Products - 1.1%
Clorox Co.	53,800	2,893,364
Colgate-Palmolive Co.	70,500	4,120,725
Procter & Gamble Co.	21,640	1,178,082
		8,192,171
Personal Products - 2.2%
Avon Products, Inc.	31,044	1,432,370
Gillette Co.	353,270	14,978,648
		16,411,018
Tobacco - 0.3%
Altria Group, Inc.	47,520	2,378,376
TOTAL CONSUMER STAPLES		83,227,531
ENERGY - 5.0%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	65,700	2,473,605
Halliburton Co.	23,900	723,214
Schlumberger Ltd. (NY Shares)	125,100	7,945,101
		11,141,920
Oil & Gas - 3.5%
BP PLC sponsored ADR	146,790	7,863,540
Exxon Mobil Corp.	387,800	17,222,198
Valero Energy Corp.	11,900	877,744
		25,963,482
TOTAL ENERGY		37,105,402
FINANCIALS - 16.4%
Capital Markets - 4.2%
Charles Schwab Corp.	67,300	646,753
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	322,500	$ 3,595,875
Goldman Sachs Group, Inc.	47,500	4,472,600
Lehman Brothers Holdings, Inc.	22,700	1,708,175
Merrill Lynch & Co., Inc.	173,200	9,349,336
Morgan Stanley	220,900	11,656,893
		31,429,632
Commercial Banks - 3.1%
Bank of America Corp.	215,200	18,210,224
Wells Fargo & Co.	77,700	4,446,771
		22,656,995
Consumer Finance - 2.0%
American Express Co.	283,600	14,571,368
Diversified Financial Services - 3.4%
Citigroup, Inc.	548,507	25,505,575
Insurance - 2.9%
AFLAC, Inc.	35,700	1,456,917
American International Group, Inc.	258,662	18,437,427
MetLife, Inc.	41,700	1,494,945
		21,389,289
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	78,100	5,573,216
TOTAL FINANCIALS		121,126,075
HEALTH CARE - 13.6%
Biotechnology - 1.2%
Celgene Corp. (a)	27,900	1,597,554
Genentech, Inc. (a)	95,600	5,372,720
Genzyme Corp. - General Division (a)	11,900	563,227
OSI Pharmaceuticals, Inc. (a)	19,000	1,338,360
		8,871,861
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	65,500	5,151,575
Bausch & Lomb, Inc.	53,600	3,487,752
Becton, Dickinson & Co.	91,700	4,750,060
Boston Scientific Corp. (a)	35,700	1,527,960
C.R. Bard, Inc.	47,600	2,696,540
Dade Behring Holdings, Inc. (a)	47,500	2,257,200
Guidant Corp.	23,900	1,335,532
Medtronic, Inc.	85,200	4,150,944
St. Jude Medical, Inc. (a)	42,830	3,240,090
		28,597,653
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	53,105	3,720,005
UnitedHealth Group, Inc.	77,700	4,836,825
WebMD Corp. (a)	217,300	2,025,236
Wellcare Group, Inc.	500	8,500
		10,590,566

	Shares	Value (Note 1)
Pharmaceuticals - 7.1%
Abbott Laboratories	95,630	$ 3,897,879
Eli Lilly & Co.	35,800	2,502,778
Johnson & Johnson	151,000	8,410,700
Merck & Co., Inc.	124,900	5,932,750
Pfizer, Inc.	684,593	23,467,848
Schering-Plough Corp.	196,500	3,631,320
Wyeth	139,000	5,026,240
		52,869,515
TOTAL HEALTH CARE		100,929,595
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	179,100	6,560,433
Lockheed Martin Corp.	35,800	1,864,464
Northrop Grumman Corp.	53,800	2,889,060
The Boeing Co.	100,800	5,149,872
		16,463,829
Air Freight & Logistics - 1.9%
FedEx Corp.	95,400	7,793,226
United Parcel Service, Inc. Class B	83,500	6,276,695
		14,069,921
Airlines - 0.4%
Southwest Airlines Co.	183,950	3,084,842
Commercial Services & Supplies - 0.4%
Manpower, Inc.	23,800	1,208,326
Monster Worldwide, Inc. (a)	62,700	1,612,644
		2,820,970
Construction & Engineering - 0.4%
Fluor Corp.	59,500	2,836,365
Industrial Conglomerates - 5.4%
3M Co.	90,300	8,127,903
General Electric Co.	719,350	23,306,940
Tyco International Ltd.	255,500	8,467,270
		39,902,113
Machinery - 0.7%
Caterpillar, Inc.	11,700	929,448
Danaher Corp.	14,000	725,900
Deere & Co.	47,600	3,338,664
		4,994,012
TOTAL INDUSTRIALS		84,172,052
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	624,860	14,809,182
Juniper Networks, Inc. (a)	304,100	7,471,737
Motorola, Inc.	267,500	4,881,875
QUALCOMM, Inc.	83,600	6,101,128
Sonus Networks, Inc. (a)	247,900	1,184,962
		34,448,884
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.1%
Dell, Inc. (a)	150,300	$ 5,383,746
Diebold, Inc.	89,100	4,710,717
EMC Corp. (a)	190,700	2,173,980
International Business Machines Corp.	41,700	3,675,855
Network Appliance, Inc. (a)	328,100	7,063,993
		23,008,291
Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	267,300	9,711,009
IT Services - 0.4%
Paychex, Inc.	84,266	2,854,932
Office Electronics - 0.4%
Xerox Corp. (a)	184,300	2,672,350
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	121,500	5,720,220
Applied Materials, Inc. (a)	47,600	933,912
Intel Corp.	378,010	10,433,076
KLA-Tencor Corp. (a)	16,300	804,894
Lam Research Corp. (a)	45,600	1,222,080
National Semiconductor Corp. (a)	321,600	7,071,984
Teradyne, Inc. (a)	41,700	946,590
Texas Instruments, Inc.	191,200	4,623,216
Xilinx, Inc.	92,900	3,094,499
		34,850,471
Software - 4.9%
Microsoft Corp.	795,320	22,714,339
Novell, Inc. (a)	53,800	451,382
Oracle Corp. (a)	173,000	2,063,890
Red Hat, Inc. (a)	105,699	2,427,906
Symantec Corp. (a)	101,383	4,438,548
VERITAS Software Corp. (a)	150,488	4,168,518
		36,264,583
TOTAL INFORMATION TECHNOLOGY		143,810,520
MATERIALS - 2.4%
Chemicals - 2.0%
Dow Chemical Co.	169,300	6,890,510
International Flavors & Fragrances, Inc.	17,900	669,460
Monsanto Co.	41,600	1,601,600
Praxair, Inc.	143,300	5,719,103
		14,880,673
Metals & Mining - 0.1%
Alcoa, Inc.	23,700	782,811
Paper & Forest Products - 0.3%
International Paper Co.	47,600	2,127,720
TOTAL MATERIALS		17,791,204

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	35,500	$ 930,810
SBC Communications, Inc.	270,560	6,561,080
Verizon Communications, Inc.	210,800	7,628,852
		15,120,742
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	41,600	1,109,056
SpectraSite, Inc. (a)	40,900	1,767,698
		2,876,754
TOTAL TELECOMMUNICATION SERVICES		17,997,496
TOTAL COMMON STOCKS (Cost $602,142,869)		725,176,876
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.16% (b) (Cost $12,875,320)	12,875,320	12,875,320
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $615,018,189)	738,052,196
NET OTHER ASSETS - 0.4%	3,067,953
NET ASSETS - 100%	$ 741,120,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $297,534,470 and $306,441,026, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,093 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $277,246,000 of which $11,753,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $615,018,189) - See accompanying schedule		$ 738,052,196
Receivable for investments sold		5,350,279
Receivable for fund shares sold		45,012
Dividends receivable		545,598
Interest receivable		13,949
Prepaid expenses		1,699
Other receivables		50,106
Total assets		744,058,839

Liabilities
Payable to custodian bank	$ 5,590
Payable for investments purchased	1,394,152
Payable for fund shares redeemed	1,054,735
Accrued management fee	354,363
Distribution fees payable	30,327
Other affiliated payables	64,118
Other payables and accrued expenses	35,405
Total liabilities		2,938,690

Net Assets		$ 741,120,149
Net Assets consist of:
Paid in capital		$ 883,737,339
Undistributed net investment income		1,756,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,414,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,041,531
Net Assets		$ 741,120,149
Initial Class: Net Asset Value, offering price and redemption price per share ($463,957,156 ÷ 30,512,996 shares)		$ 15.21
Service Class: Net Asset Value, offering price and redemption price per share ($218,543,676 ÷ 14,378,075 shares)		$ 15.20
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,619,317 ÷ 3,875,404 shares)		$ 15.13

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 4,570,178
Interest		163,801
Security lending		10,172
Total income		4,744,151

Expenses
Management fee	$ 2,201,800
Transfer agent fees	260,305
Distribution fees	185,990
Accounting and security lending fees	142,345
Non-interested trustees' compensation	1,836
Custodian fees and expenses	14,372
Audit	21,250
Legal	935
Miscellaneous	27,494
Total expenses before reductions	2,856,327
Expense reductions	(67,845)	2,788,482
Net investment income (loss)		1,955,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,610,642
Foreign currency transactions	1,269
Futures contracts	1,324,924
Total net realized gain (loss)		14,936,835
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,251,243)
Assets and liabilities in foreign currencies	(2,317)
Futures contracts	(853,313)
Total change in net unrealized appreciation (depreciation)		(7,106,873)
Net gain (loss)		7,829,962
Net increase (decrease) in net assets resulting from operations		$ 9,785,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,955,669	$ 3,979,285
Net realized gain (loss)	14,936,835	18,204,829
Change in net unrealized appreciation (depreciation)	(7,106,873)	154,484,695
Net increase (decrease) in net assets resulting from operations	9,785,631	176,668,809
Distributions to shareholders from net investment income	(3,865,122)	(4,842,328)
Share transactions - net increase (decrease)	(40,299,015)	(29,607,058)
Total increase (decrease) in net assets	(34,378,506)	142,219,423

Net Assets
Beginning of period	775,498,655	633,279,232
End of period (including undistributed net investment income of $1,756,028 and undistributed net investment income of $3,663,993, respectively)	$ 741,120,149	$ 775,498,655
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,675,863	626,797	529,286
Reinvested	170,805	67,879	13,011
Redeemed	(3,894,591)	(1,231,415)	(680,023)
Net increase (decrease)	(2,047,923)	(536,739)	(137,726)

Dollars Sold	$ 25,593,351	$ 9,521,663	$ 7,947,026
Reinvested	2,623,558	1,042,625	198,939
Redeemed	(58,494,260)	(18,564,309)	(10,167,608)
Net increase (decrease)	$ (30,277,351)	$ (8,000,021)	$ (2,021,643)

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,861,113	1,609,284	1,388,002
Reinvested	309,123	114,933	19,452
Redeemed	(7,052,265)	(2,906,117)	(959,886)
Net increase (decrease)	(1,882,029)	(1,181,900)	447,568

Dollars Sold	$ 63,883,410	$ 21,117,379	$ 18,018,110
Reinvested	3,375,625	1,255,069	211,634
Redeemed	(88,846,190)	(36,517,831)	(12,104,264)
Net increase (decrease)	$ (21,587,155)	$ (14,145,383)	$ 6,125,480

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,623,558	$ 1,042,625	$ 198,939

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,625	$ 1,255,069	$ 211,634

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Income from Investment Operations
Net investment income (loss)E	.04	.08	.09	.12	.06	.27
Net realized and unrealized gain (loss)	.18	3.38	(3.37)	(2.67)	(3.77)	.66
Total from investment operations	.22	3.46	(3.28)	(2.55)	(3.71)	.93
Distributions from net investment income	(.08)	(.10)	(.14)	(.06)	(.29)	(.23)
Distributions from net realized gain	-	-	-	-	(1.41)	(.43)
Total distributions	(.08)	(.10)	(.14)	(.06)	(1.70)	(.66)
Net asset value, end of period	$ 15.21	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Total ReturnB,C,D	1.45%	29.87%	(21.84)%	(14.42)%	(17.07)%	4.27%
Ratios to Average Net AssetsF
Expenses before expense reductions	.70%A	.72%	.70%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.70%A	.72%	.70%	.69%	.68%	.69%
Expenses net of all reductions	.68%A	.70%	.66%	.67%	.66%	.68%
Net investment income (loss)	.56%A	.64%	.68%	.79%	.31%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 463,957	$ 490,710	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587
Portfolio turnover rate	82%A	62%	60%	89%	117%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Income from Investment Operations
Net investment income (loss)E	.03	.07	.08	.11	.04	.25
Net realized and unrealized gain (loss)	.18	3.37	(3.37)	(2.67)	(3.76)	.66
Total from investment operations	.21	3.44	(3.29)	(2.56)	(3.72)	.91
Distributions from net investment income	(.07)	(.08)	(.12)	(.04)	(.28)	(.22)
Distributions from net realized gain	-	-	-	-	(1.41)	(.43)
Total distributions	(.07)	(.08)	(.12)	(.04)	(1.69)	(.65)
Net asset value, end of period	$ 15.20	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Total ReturnB,C,D	1.39%	29.66%	(21.92)%	(14.49)%	(17.13)%	4.18%
Ratios to Average Net AssetsF
Expenses before expense reductions	.80%A	.82%	.80%	.79%	.79%	.79%
Expenses net of voluntary waivers, if any	.80%A	.82%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.78%A	.80%	.77%	.77%	.76%	.78%
Net investment income (loss)	.46%A	.54%	.58%	.69%	.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,544	$ 224,660	$ 188,318	$ 278,446	$ 345,960	$ 344,778
Portfolio turnover rate	82%A	62%	60%	89%	117%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss)E	.02	.05	.05	.08	.01
Net realized and unrealized gain (loss)	.18	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	.20	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.05)	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	-	(1.41)
Total distributions	(.05)	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 15.13	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total ReturnB,C,D	1.33%	29.40%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.99%	.97%	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.99%	.97%	.95%	.95%A
Expenses net of all reductions	.94%A	.96%	.94%	.93%	.93%A
Net investment income (loss)	.30%A	.37%	.41%	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,619	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	82%A	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets)
As of June 30, 2004
U.S.Government and U.S.Government Agency Obligations	52.7%
AAA	8.5%
AA	5.5%
A	10.9%
BBB	15.9%
BB and Below	1.0%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	5.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of June 30, 2004
Years	5.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	13.9
Utilities	2.5
Consumer Discretionary	2.2
Telecommunication Services	2.0
Energy	1.9
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,056,333
Automobiles - 0.7%
General Motors Corp.:
7.2% 1/15/11	4,000,000	4,191,180
8.25% 7/15/23	2,510,000	2,628,600
8.375% 7/15/33	3,080,000	3,260,155
		10,079,935
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	2,500,000	2,705,353
Cox Communications, Inc. 7.75% 11/1/10	3,350,000	3,797,470
Liberty Media Corp. 8.25% 2/1/30	3,150,000	3,588,965
News America Holdings, Inc. 7.75% 12/1/45	3,000,000	3,420,357
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,693,372
		15,205,517
TOTAL CONSUMER DISCRETIONARY		30,341,785
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.4%
Kroger Co. 6.8% 4/1/11	2,285,000	2,489,907
Safeway, Inc. 6.5% 3/1/11	3,050,000	3,231,664
		5,721,571
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	1,870,000	2,048,952
Tobacco - 0.6%
Altria Group, Inc. 7% 11/4/13	3,125,000	3,182,259
Philip Morris Companies, Inc.:
7.65% 7/1/08	5,000,000	5,387,640
7.75% 1/15/27	1,000,000	1,022,464
		9,592,363
TOTAL CONSUMER STAPLES		17,362,886
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	1,740,000	1,843,553
Oil & Gas - 1.1%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	470,902
7.125% 3/15/33	1,145,000	1,141,360
7.375% 10/1/09	1,010,000	1,099,902
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,420,084
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	4,894,400

	Principal Amount	Value (Note 1)
Williams Companies, Inc.:
7.125% 9/1/11	$ 2,320,000	$ 2,354,800
7.5% 1/15/31	505,000	457,025
		15,838,473
TOTAL ENERGY		17,682,026
FINANCIALS - 13.6%
Capital Markets - 2.5%
Amvescap PLC yankee 6.6% 5/15/05	1,890,000	1,946,604
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,463,335
6.5% 1/15/12	3,520,000	3,782,553
Goldman Sachs Group, Inc.:
4.125% 1/15/08	3,270,000	3,279,905
5.7% 9/1/12	2,935,000	2,977,223
J.P. Morgan Chase & Co.:
4.875% 3/15/14	2,650,000	2,496,658
5.75% 1/2/13	3,500,000	3,557,260
6.75% 2/1/11	3,505,000	3,820,117
Merrill Lynch & Co., Inc. 4.125% 1/15/09	7,285,000	7,185,669
Morgan Stanley 6.6% 4/1/12	5,695,000	6,131,032
		38,640,356
Commercial Banks - 2.1%
Bank of America Corp. 7.4% 1/15/11	7,300,000	8,273,221
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,041,840
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,500,165
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	845,000	819,702
5.25% 2/10/14 (a)	3,130,000	3,000,725
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,051,080
Korea Development Bank 3.875% 3/2/09	3,500,000	3,350,827
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,665,921
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,467,238
Wachovia Corp. 4.875% 2/15/14	1,455,000	1,389,826
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,036,008
		31,596,553
Consumer Finance - 2.0%
American General Finance Corp. 2.75% 6/15/08	145,000	137,028
Capital One Bank 4.875% 5/15/08	4,295,000	4,341,184
Ford Motor Credit Co.:
7.375% 10/28/09	6,870,000	7,331,843
7.875% 6/15/10	1,350,000	1,468,885
General Motors Acceptance Corp. 7.75% 1/19/10	5,650,000	6,133,493
Household Finance Corp.:
6.375% 10/15/11	1,290,000	1,376,955
7% 5/15/12	840,000	927,893
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household International, Inc. 8.875% 2/15/08	$ 3,775,000	$ 4,110,820
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,018,393
7.5% 3/15/12	3,005,000	3,406,883
		31,253,377
Diversified Financial Services - 4.9%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,588,875
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,224,606
Citigroup, Inc. 7.25% 10/1/10	4,550,000	5,124,233
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	292,332
7.92% 5/18/12	3,700,000	2,422,563
Deutsche Telekom International Finance BV 8.75% 6/15/30	3,250,000	3,955,692
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,260,000	1,281,864
Goldman Sachs Capital I 6.345% 2/15/34	4,225,000	3,967,583
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	830,632
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (a)	1,630,000	1,580,239
7.45% 11/24/33 (a)	1,200,000	1,148,500
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	2,275,000	2,236,298
NiSource Finance Corp. 7.875% 11/15/10	6,905,000	7,915,844
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,711,675
7.375% 12/15/14	2,000,000	2,040,000
7.875% 2/1/09 (d)	1,200,000	1,305,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,710,109
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(d)	5,870,000	5,680,299
Sprint Capital Corp. 6.875% 11/15/28	4,040,000	3,883,438
Telecom Italia Capital 5.25% 11/15/13 (a)	4,500,000	4,355,307
Tyco International Group SA yankee 6.75% 2/15/11	3,000,000	3,259,743
Verizon Global Funding Corp.:
7.25% 12/1/10	4,965,000	5,550,746
7.75% 12/1/30	5,000,000	5,615,900
		75,681,478
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,441,858
Real Estate - 1.1%
Arden Realty LP 7% 11/15/07	5,000,000	5,469,450

	Principal Amount	Value (Note 1)
AvalonBay Communities, Inc. 5% 8/1/07	$ 2,315,000	$ 2,398,907
EOP Operating LP:
7% 7/15/11	1,725,000	1,880,102
8.1% 8/1/10	3,450,000	3,945,486
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,061,711
		16,755,656
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,331,750
5.5% 8/1/06	4,500,000	4,689,648
Independence Community Bank Corp. 3.75% 4/1/14 (d)	1,320,000	1,255,969
Washington Mutual, Inc.:
4.375% 1/15/08	2,330,000	2,344,819
4.625% 4/1/14	3,000,000	2,736,099
		13,358,285
TOTAL FINANCIALS		208,727,563
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,845,000	2,416,395
7.45% 5/1/34 (a)	840,000	691,659
Raytheon Co. 8.3% 3/1/10	1,500,000	1,759,505
		4,867,559
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 6.5% 11/15/28	6,685,000	6,474,971
MATERIALS - 0.4%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	735,924
6.875% 7/15/33 (a)	1,565,000	1,579,739
		2,315,663
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	635,000	624,224
5.5% 1/15/14	1,595,000	1,561,456
Weyerhaeuser Co. 6.75% 3/15/12	1,675,000	1,813,945
		3,999,625
TOTAL MATERIALS		6,315,288
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 8.875% 12/15/30	3,000,000	3,701,061
France Telecom SA 9.5% 3/1/31	6,550,000	8,220,381
Koninklijke KPN NV 8.375% 10/1/30	4,500,000	5,467,082
KT Corp. 5.875% 6/24/14 (a)	1,410,000	1,396,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	$ 245,000	$ 258,827
Telefonica Europe BV 7.75% 9/15/10	2,500,000	2,859,385
		21,903,299
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,585,000	1,488,678
5.5% 3/1/14 (a)	1,430,000	1,317,299
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,070,000	1,217,085
8.75% 3/1/31	3,090,000	3,767,232
		7,790,294
TOTAL TELECOMMUNICATION SERVICES		29,693,593
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	1,320,000	1,284,508
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,172,264
Duke Capital Corp.:
6.25% 2/15/13	805,000	816,136
6.75% 2/15/32	4,610,000	4,422,765
Exelon Corp. 6.75% 5/1/11	2,250,000	2,446,929
FirstEnergy Corp. 6.45% 11/15/11	2,770,000	2,871,822
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,815,152
5.875% 10/1/12	1,955,000	1,985,123
Monongahela Power Co. 5% 10/1/06	2,260,000	2,307,503
Pacific Gas & Electric Co.:
4.2% 3/1/11	565,000	537,993
4.8% 3/1/14	750,000	710,655
Progress Energy, Inc.:
6.85% 4/15/12	1,970,000	2,128,823
7.1% 3/1/11	2,690,000	2,947,675
Southern California Edison Co. 5% 1/15/14	165,000	160,528
		26,607,876
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	445,000	487,307
Multi-Utilities & Unregulated Power - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	5,150,000	5,608,180

	Principal Amount	Value (Note 1)
Dominion Resources, Inc.:
6.25% 6/30/12	$ 4,220,000	$ 4,423,071
8.125% 6/15/10	1,200,000	1,384,802
		11,416,053
TOTAL UTILITIES		38,511,236
TOTAL NONCONVERTIBLE BONDS (Cost $355,263,845)		359,976,907
U.S. Government and Government Agency Obligations - 16.2%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,164,100
5.5% 3/15/11	13,505,000	14,125,447
Freddie Mac:
2.375% 2/15/07	13,300,000	12,960,717
3.625% 9/15/08	8,515,000	8,393,985
4% 6/12/13	4,640,000	4,235,332
4.5% 1/15/14	25,000,000	23,759,125
5.75% 1/15/12	7,740,000	8,165,607
5.875% 3/21/11	6,035,000	6,343,407
6.25% 7/15/32	1,001,000	1,054,396
6.625% 9/15/09	3,000,000	3,315,105
6.75% 3/15/31	1,479,000	1,651,101
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	605,010	642,333
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	445	447
Series 1993-D, 5.23% 5/15/05	1,702	1,729
Series 1994-A, 7.12% 4/15/06	2,304	2,402
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	2,124	2,231
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		86,817,464
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds:
6.25% 5/15/30	32,015,000	35,845,531
8% 11/15/21	10,890,000	14,273,556
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,707,040
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/07	$ 14,018,000	$ 14,018,000
6.5% 2/15/10 (c)	69,950,000	78,819,450
TOTAL U.S. TREASURY OBLIGATIONS		162,663,577
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,285,178)		249,481,041
U.S. Government Agency - Mortgage Securities - 33.9%

Fannie Mae - 29.1%
4% 8/1/18 to 10/1/18	1,525,288	1,456,378
4% 7/1/19 (b)	8,309,930	7,912,611
4.5% 7/1/19 (b)	26,330,000	25,712,891
4.5% 6/1/33 to 10/1/33	19,249,011	18,028,398
5% 10/1/17 to 4/1/19	45,481,253	45,664,256
5% 7/1/19 to 7/1/34 (b)	88,860,997	85,914,973
5.5% 4/1/13 to 2/1/29	43,979,377	45,017,174
5.5% 7/1/34 (b)	98,771,299	98,246,570
6% 2/1/13 to 1/1/34	19,490,436	20,321,813
6.5% 3/1/13 to 2/1/33	85,982,302	90,164,615
6.5% 7/1/19 (b)	2,075,384	2,189,530
7% 3/1/15 to 8/1/32	2,185,465	2,318,766
7.5% 8/1/08 to 11/1/31	4,360,061	4,680,767
8% 3/1/30	4,218	4,587
8.5% 3/1/25 to 6/1/25	4,910	5,385
TOTAL FANNIE MAE		447,638,714
Freddie Mac - 0.0%
8.5% 3/1/20 to 1/1/28	491,103	539,354
Government National Mortgage Association - 4.8%
6% 8/15/08 to 8/15/29	6,408,273	6,606,498
6% 7/1/34 (b)	38,667,795	39,586,155
6.5% 10/15/27 to 8/15/32	2,773,835	2,908,997
7% 1/15/28 to 11/15/32	16,025,315	17,038,037
7% 7/1/34 (b)	5,758,802	6,107,929
7.5% 3/15/06 to 10/15/28	1,035,651	1,120,892
8% 2/15/17	35,289	38,973
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,407,481
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $520,820,324)		521,585,549
Asset-Backed Securities - 4.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 1.8% 2/25/34 (d)	650,000	650,054

	Principal Amount	Value (Note 1)
Class M2, 2.4% 2/25/34 (d)	$ 725,000	$ 725,143
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4A, 3.1% 11/6/09	1,705,000	1,701,789
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,115,000	2,090,340
Class A4B, 1.53% 1/6/10 (d)	1,570,000	1,581,275
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.73% 4/25/34 (d)	360,000	359,984
Class M2, 1.78% 4/25/34 (d)	275,000	274,988
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (d)	745,000	746,515
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (d)	1,165,000	1,166,432
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	1,390,000	1,439,605
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	1,144,000	1,119,950
Series 2003-B4 Class B4, 2.0388% 7/15/11 (d)	2,230,000	2,272,242
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	4,209,611	4,271,463
Class CTFS, 5.06% 2/15/08	253,816	257,230
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (d)	2,655,000	2,664,358
Series 2002-C1 Class C1, 2.17% 2/9/09 (d)	4,500,000	4,566,082
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (d)	1,525,000	1,524,932
Series 2004-3 Class M1, 1.8% 6/25/34 (d)	425,000	425,435
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,354,748
Series 2003-4 Class B1, 1.5688% 5/16/11 (d)	2,620,000	2,629,149
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.85% 3/25/34 (d)	125,000	124,994
Class M4, 2.2% 3/25/34 (d)	100,000	99,996
Class M6, 2.55% 3/25/34 (d)	100,000	99,594
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	755,000	756,288
Series 2001-C Class B, 5.54% 12/15/05	1,400,000	1,406,790
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (d)	1,350,000	1,349,940
Class M2, 2.45% 1/25/34 (d)	1,550,000	1,549,930
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust Series 2004-FM2:
Class M1, 1.8% 1/25/34 (d)	$ 1,000,000	$ 999,956
Class M2, 2.4% 1/25/34 (d)	400,000	399,982
Class M3, 2.6% 1/25/34 (d)	400,000	399,982
Home Equity Asset Trust Series 2002-4 Class M2, 3.35% 3/25/33 (d)	550,000	558,616
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	1,263,164	1,265,497
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	4,875,000	5,110,274
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,888,890
Series 2001-B2 Class B2, 1.5988% 1/15/09 (d)	12,100,000	12,145,852
Series 2003-B3 Class B3, 1.6138% 1/18/11 (d)	1,810,000	1,815,484
Series 2003-B5 Class B5, 1.6088% 2/15/11 (d)	725,000	730,091
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.8% 7/25/34 (d)	625,000	624,972
Class M2, 1.85% 7/25/34 (d)	100,000	99,996
Class M3, 2.25% 7/25/34 (d)	225,000	224,990
Class M4, 2.4% 7/25/34 (d)	150,000	149,993
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.2% 5/25/33 (d)	455,000	463,686
Series 2003-NC5 Class M2, 3.3% 4/25/33 (d)	825,000	842,844
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (d)	750,000	759,102
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,362,092
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.66% 2/25/34 (d)	581,886	581,861
TOTAL ASSET-BACKED SECURITIES (Cost $73,609,224)		74,633,406
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.4%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (d)	1,480,926	1,484,054
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	569,772	582,037
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 11/25/16	700,000	725,594

	Principal Amount	Value (Note 1)
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.6288% 6/10/35 (a)(d)	$ 1,214,895	$ 1,233,507
Class B4, 2.8288% 6/10/35 (a)(d)	1,087,011	1,103,501
Class B5, 3.4288% 6/10/35 (a)(d)	742,709	756,421
Class B6, 3.9288% 6/10/35 (a)(d)	437,756	445,646
TOTAL PRIVATE SPONSOR		6,330,760
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	3,857,552	4,027,676
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	1,972,536	1,546,744
TOTAL U.S. GOVERNMENT AGENCY		5,574,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,988,591)		11,905,180
Commercial Mortgage Securities - 5.1%

Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	1,345,000	1,447,423
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,631,305
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (a)(d)	735,000	734,795
Series 2003-FL9 Class B, 1.7388% 11/15/15 (a)(d)	1,450,000	1,451,339
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (a)(d)(f)	4,995,000	235,931
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	2,933,755	3,040,562
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 1.5588% 11/15/14 (a)(d)	2,500,000	2,500,286
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,223,368
Series 1999-C1 Class A2, 7.29% 9/15/41	3,500,000	3,909,489
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,245,726
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,447,768
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,901,608
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class C, 6.78% 5/17/40	$ 5,000,000	$ 5,395,010
Series 2001-CKN5 Class AX, 1.0026% 9/15/34 (a)(d)(f)	31,322,883	2,088,416
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (a)(d)(f)	24,490,000	1,087,692
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,120,000	1,205,969
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,406,681
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	533,627
Class C1, 7.52% 5/15/06 (a)	500,000	534,324
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,422,324	3,521,901
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,844,764
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,160,534
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,150,000	1,238,228
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,173,957
Series 1998-GLII Class E, 6.9702% 4/13/31 (d)	245,000	256,050
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,245,424
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,513,307
Series 2001-C3 Class A1, 6.058% 6/15/20	5,378,723	5,681,559
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,402,140
Class C, 4.13% 11/20/37 (a)	2,600,000	2,292,420
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,433,238

	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 2,500,000	$ 2,667,665
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,468,243
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,376,952
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,661,876)		78,297,701
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic:
6.875% 4/28/09	2,300,000	2,526,320
7.125% 1/11/12	3,470,000	3,864,713
South African Republic 6.5% 6/2/14	1,295,000	1,295,000
State of Israel 4.625% 6/15/13	725,000	671,531
United Mexican States:
4.625% 10/8/08	3,835,000	3,781,310
7.5% 4/8/33	8,587,000	8,350,858
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,187,201)		20,489,732
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,854,385
Fixed-Income Funds - 12.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $189,752,518)	1,909,521	190,150,091
Cash Equivalents - 17.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.53%, dated 6/30/04 due 7/1/04) (g) (Cost $272,990,000)	$ 273,001,630	272,990,000
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $1,775,265,305)	1,781,363,992
NET OTHER ASSETS - (15.7)%	(242,415,184)
NET ASSETS - 100%	$ 1,538,948,808
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	$ (11,398)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	(4,432)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(4,055)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	6,000,000	10,727

	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	$ 5,000,000	$ 54,556
TOTAL CREDIT DEFAULT SWAP		14,900,000	45,398
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	33,400,000	(710,405)
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	19,000,000	(330,344)
Receive quarterly a fixed rate equal to 3.5146% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Nov. 2008	2,000,000	(43,034)
TOTAL INTEREST RATE SWAP		54,400,000	(1,083,783)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	10,000,000	31,812
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America

	Dec. 2004	$ 10,000,000	$ 112,452
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	10,000,000	112,220
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	10,000,000	(4,915)
TOTAL RETURN SWAP		40,000,000	251,569
		$ 109,300,000	$ (786,816)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,812,985 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,014,117.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$272,990,000 due 7/1/04 at 1.53%
Bank of America, National Association	$ 38,254,349
Banc of America Securities LLC	33,472,555
Countrywide Securities Corporation	8,607,229
Goldman, Sachs & Co.	19,127,175
Greenwich Capital Markets, Inc.	7,650,870
Lehman Brothers Inc.	38,254,349
Merrill Lynch Government Securities, Inc.	12,860,424
Morgan Stanley & Co. Incorporated	66,945,112
BNP Paribas Securities Corp.	9,563,587
Wachovia Capital Markets, LLC	19,127,175
UBS Securities LLC	19,127,175
$ 272,990,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,116,133,722 and $1,278,548,418, respectively, of which long-term U.S. government and government agency obligations aggregated $956,790,456 and $1,105,903,540, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $272,990,000) (cost $1,775,265,305) - See accompanying schedule		$ 1,781,363,992
Cash		707
Receivable for investments sold		10,673,280
Receivable for fund shares sold		1,037,181
Interest receivable		12,631,394
Prepaid expenses		4,618
Total assets		1,805,711,172

Liabilities
Payable for investments purchased Regular delivery	$ 159,957
Delayed delivery	263,319,099
Payable for fund shares redeemed	1,408,756
Swap agreements, at value	786,816
Accrued management fee	545,850
Distribution fees payable	31,527
Other affiliated payables	135,555
Other payables and accrued expenses	374,804
Total liabilities		266,762,364

Net Assets		$ 1,538,948,808
Net Assets consist of:
Paid in capital		$ 1,487,792,308
Undistributed net investment income		30,790,748
Accumulated undistributed net realized gain (loss) on investments		15,053,881
Net unrealized appreciation (depreciation) on investments		5,311,871
Net Assets		$ 1,538,948,808
Initial Class: Net Asset Value, offering price and redemption price per share ($1,361,024,540 ÷ 107,230,673 shares)		$ 12.69
Service Class: Net Asset Value, offering price and redemption price per share ($36,228,064 ÷ 2,867,267 shares)		$ 12.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($141,696,204 ÷ 11,294,883 shares)		$ 12.55

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 34,970,783
Security lending		10,262
Total income		33,981,045

Expenses
Management fee	$ 3,415,456
Transfer agent fees	542,454
Distribution fees	174,078
Accounting and security lending fees	316,077
Non-interested trustees' compensation	3,937
Custodian fees and expenses	43,492
Audit	28,338
Legal	913
Miscellaneous	62,448
Total expenses before reductions	4,587,193
Expense reductions	(1,199)	4,585,994
Net investment income (loss)		29,395,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,923,245
Swap agreements	656,692
Total net realized gain (loss)		18,579,937
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,745,065)
Swap agreements	(1,368,046)
Delayed delivery commitments	(6,281)
Total change in net unrealized appreciation (depreciation)		(47,119,392)
Net gain (loss)		(28,539,455)
Net increase (decrease) in net assets resulting from operations		$ 855,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,395,051	$ 67,814,156
Net realized gain (loss)	18,579,937	46,329,913
Change in net unrealized appreciation (depreciation)	(47,119,392)	(17,351,198)
Net increase (decrease) in net assets resulting from operations	855,596	96,792,871
Distributions to shareholders from net investment income	(66,752,508)	(82,217,412)
Distributions to shareholders from net realized gain	(48,129,691)	(28,967,100)
Total distributions	(114,882,199)	(111,184,512)
Share transactions - net increase (decrease)	(9,157,498)	(361,117,397)
Total increase (decrease) in net assets	(123,184,101)	(375,509,038)

Net Assets
Beginning of period	1,662,132,909	2,037,641,947
End of period (including undistributed net investment income of $30,790,748 and undistributed net investment income of $68,804,726, respectively)	$ 1,538,948,808	$ 1,662,132,909
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,722,764	2,053,822	3,739,349
Reinvested	8,127,198	133,843	666,249
Redeemed	(17,605,646)	(665,637)	(1,661,110)
Net increase (decrease)	(4,755,684)	1,522,028	2,744,488

Dollars Sold	$ 61,467,081	$ 26,706,437	$ 47,933,069
Reinvested	104,678,316	1,715,870	8,488,014
Redeemed	(230,215,698)	(8,580,750)	(21,349,837)
Net increase (decrease)	$ (64,070,301)	$ 19,841,557	$ 35,071,246

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	23,978,195	1,752,061	7,214,822
Reinvested	8,213,993	2,020	300,111
Redeemed	(63,630,168)	(480,248)	(4,242,792)
Net increase (decrease)	(31,437,980)	1,273,833	3,272,141

Dollars Sold	$ 320,978,012	$ 23,516,680	$ 95,735,008
Reinvested	107,274,755	26,323	3,883,434
Redeemed	(849,723,435)	(6,448,689)	(56,359,485)
Net increase (decrease)	$ (421,470,668)	$ 17,094,314	$ 43,258,957

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 60,884,326	$ 1,005,257	$ 4,862,925
From net realized gain	43,793,989	710,613	3,625,089
Total	$ 104,678,315	$ 1,715,870	$ 8,488,014

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96
Income from Investment Operations
Net investment income (loss)E	.240	.467	.610	.685G	.771	.743
Net realized and unrealized gain (loss)	(.220)	.213	.680	.335G	.499	(.873)
Total from investment operations	.020	.680	1.290	1.020	1.270	(.130)
Distributions from net investment income	(.570)	(.540)	(.510)	(.690)	(.840)	(.510)
Distributions from net realized gain	(.410)	(.190)	-	-	-	(.160)
Total distributions	(.980)	(.730)	(.510)	(.690)	(.840)	(.670)
Net asset value, end of period	$ 12.69	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Total ReturnB,C,D	.04%	5.20%	10.34%	8.46%	11.22%	(1.05)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.55%A	.54%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.55%A	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.55%A	.54%	.53%	.54%	.54%	.54%
Net investment income (loss)	3.71%A	3.48%	4.71%	5.47%G	6.50%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,025	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911	$ 658,852
Portfolio turnover rate	136%A	218%	192%	278%	154%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income (loss)E	.228	.448	.591	.674H	.377
Net realized and unrealized gain (loss)	(.208)	.212	.679	.326H	.403
Total from investment operations	.020	.660	1.270	1.000	.780
Distributions from net investment income	(.580)	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.990)	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 12.64	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total ReturnB,C,D	.04%	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%A	.64%	.64%	.64%	.64%A
Expenses net of voluntary waivers, if any	.66%A	.64%	.64%	.64%	.64%A
Expenses net of all reductions	.66%A	.64%	.64%	.64%	.64%A
Net investment income (loss)	3.60%A	3.38%	4.60%	5.37%H	6.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,228	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	136%A	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income (loss)E	.219	.427	.571	.643H	.686
Net realized and unrealized gain (loss)	(.209)	.213	.679	.327H	.634
Total from investment operations	.010	.640	1.250	.970	1.320
Distributions from net investment income	(.550)	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.960)	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.55	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total ReturnB,C,D	(.03)%	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.79%	.79%	.82%	1.75%A
Expenses net of voluntary waivers, if any	.81%A	.79%	.79%	.82%	1.05%A
Expenses net of all reductions	.81%A	.79%	.79%	.82%	1.05%A
Net investment income (loss)	3.45%A	3.23%	4.45%	5.19%H	5.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141,696	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	136%A	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to Decmeber 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Newmont Mining Corp.	3.5
Invitrogen Corp.	2.9
Nucor Corp.	2.6
Charles River Laboratories International, Inc.	2.0
Steel Dynamics, Inc.	1.9
12.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Materials	21.0
Health Care	19.1
Energy	15.6
Consumer Discretionary	12.1
Industrials	8.6
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	98.9%
Short-Term Investments and Net Other Assets	1.1%

* Foreign investments	26.8%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.5%
Autoliv, Inc.	192,500	$ 8,123,500
China Yuchai International Ltd.	100	1,822
Gentex Corp.	340,900	13,526,912
IMPCO Technologies, Inc. (a)(c)	1,134,900	7,183,917
Johnson Controls, Inc.	200	10,676
Nokian Tyres Ltd.	158,750	15,502,473
Starcraft Corp. (a)	105	1,428
Superior Industries International, Inc.	100	3,345
		44,354,073
Automobiles - 0.1%
Bajaj Auto Ltd.	35,300	678,589
Denway Motors Ltd.	4,000	1,449
Fiat Spa sponsord ADR	100	845
Harley-Davidson, Inc.	100	6,194
Hero Honda Motors Ltd.	155,171	1,710,341
Mahindra & Mahindra Ltd.	100	962
Maruti Udyog Ltd.	100	877
Monaco Coach Corp.	200	5,634
Tata Motors Ltd.	100	827
Thor Industries, Inc.	200	6,692
		2,412,410
Distributors - 0.0%
Advanced Marketing Services, Inc.	100	1,291
Educational Development Corp.	100	1,103
Li & Fung Ltd.	2,000	2,923
		5,317
Hotels, Restaurants & Leisure - 2.4%
Accor SA	100	4,231
AFC Enterprises, Inc. (a)	100	2,150
Applebee's International, Inc.	150	3,453
Buffalo Wild Wings, Inc.	91,400	2,527,210
Chicago Pizza & Brewery, Inc. (a)	100	1,521
Greek Organization of Football Prognostics SA	100	1,893
GTECH Holdings Corp.	22	998
Jurys Doyle Hotel Group PLC (Ireland)	100	1,268
Krispy Kreme Doughnuts, Inc. (a)	93,000	1,775,370
Kuoni Reisen Holding AG Class B (Reg.)	100	43,141
Outback Steakhouse, Inc.	808,100	33,423,016
P.F. Chang's China Bistro, Inc. (a)	100	4,115
Panera Bread Co. Class A (a)	100	3,588
Red Robin Gourmet Burgers, Inc. (a)	8,800	240,856
Royal Caribbean Cruises Ltd.	120,800	5,243,928
Sonic Corp. (a)	1,298,025	29,530,069
Starbucks Corp. (a)	100	4,348
Total Entertainment Restaurant Corp. (a)	100	1,353
		72,812,508
Household Durables - 1.7%
Alba PLC	756,464	11,113,708
CFM, Inc. (a)	100	731

	Shares	Value (Note 1)
Fedders Corp.	100	$ 435
Garmin Ltd.	51	1,889
Harman International Industries, Inc.	155,300	14,132,300
Hovnanian Enterprises, Inc. Class A (a)	200	6,942
Lennar Corp.:
Class A	200	8,944
Class B	20	829
LG Electronics, Inc.	167,270	7,939,712
Makita Corp. sponsored ADR	100	1,530
Mohawk Industries, Inc. (a)	100	7,333
Rational AG	39,471	2,565,800
Sekisui House Ltd.	877,000	9,875,876
Skyworth Digital Holdings Ltd.	2,000	526
Techtronic Industries Co. Ltd.	4,000	6,385
The Stanley Works	100	4,558
Toll Brothers, Inc. (a)	94,300	3,990,776
William Lyon Homes, Inc. (a)	100	9,215
		49,667,489
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,628
Alloy, Inc. (a)	100	615
Drugstore.com, Inc. (a)	100	349
eBay, Inc. (a)	100	9,195
GSI Commerce, Inc. (a)	100	963
InterActiveCorp (a)	487	14,678
J. Jill Group, Inc. (a)	100	2,359
Netflix, Inc. (a)	400	14,380
Overstock.com, Inc. (a)	100	3,908
Rakuten, Inc.	1	7,746
Sportsmans Guide, Inc. (a)	100	2,340
ValueVision Media, Inc. Class A (a)	100	1,302
		59,463
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	100	2,753
Asia Optical Co., Inc.	25,000	151,921
Leapfrog Enterprises, Inc. Class A (a)	100	1,989
Mega Bloks, Inc. (a)	100	1,649
Oakley, Inc.	100	1,294
Polaris Industries, Inc.	200	9,600
SCP Pool Corp.	150	6,750
SHIMANO, Inc.	100	2,418
		178,374
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	365,800	7,801,942
British Sky Broadcasting Group PLC (BSkyB)	100	1,132
Chum Ltd. Class B (non-vtg.)	200	4,198
Clear Media Ltd. (a)	1,000	795
Cumulus Media, Inc. Class A (a)	100	1,681
E.W. Scripps Co. Class A	100	10,500
EchoStar Communications Corp. Class A (a)	100	3,075
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)	100	$ 3,730
Entravision Communications Corp. Class A (a)	100	768
Fox Entertainment Group, Inc. Class A (a)	100	2,670
Gemstar-TV Guide International, Inc. (a)	100	480
Getty Images, Inc. (a)	100	6,000
Grupo Televisa SA de CV sponsored ADR	100	4,527
Harris Interactive, Inc. (a)	100	672
Insignia Systems, Inc. (a)	100	150
Modern Times Group AB (MTG) (B Shares) (a)	100	1,943
News Corp. Ltd. sponsored ADR	9	296
Omnicom Group, Inc.	100	7,589
Padmalaya Telefilms Ltd.	100	115
Pixar (a)	100	6,951
Radio One, Inc. Class A (a)	100	1,611
Saga Communications, Inc. Class A (a)	100	1,825
Salem Communications Corp. Class A (a)	36,900	1,001,097
SBS Broadcasting SA (a)	100	3,071
Scholastic Corp. (a)	100	2,995
SKY Perfect Communications, Inc.	4,246	4,974,878
Sogecable SA (a)	129,200	5,223,522
Spanish Broadcasting System, Inc. Class A (a)	100	931
Television Broadcasts Ltd.	1,000	4,282
The DIRECTV Group, Inc. (a)	82	1,402
The Reader's Digest Association, Inc. (non-vtg.)	100	1,599
TiVo, Inc. (a)	195,200	1,383,968
Torstar Corp. Class B	100	2,023
Univision Communications, Inc. Class A (a)	100	3,193
Washington Post Co. Class B	100	93,001
Westwood One, Inc. (a)	100	2,380
Yell Group PLC	100	627
Zee Telefilms Ltd.	695,914	1,907,993
		22,469,612
Multiline Retail - 0.2%
99 Cents Only Stores (a)	100	1,525
Big Lots, Inc. (a)	100	1,446
Dollar General Corp.	100	1,956
Dollar Tree Stores, Inc. (a)	100	2,743
Don Quijote Co. Ltd.	94,000	6,066,235
Family Dollar Stores, Inc.	100	3,042
Kohl's Corp. (a)	100	4,228
		6,081,175
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A	100	3,875
AC Moore Arts & Crafts, Inc. (a)	707,100	19,452,321

	Shares	Value (Note 1)
Advance Auto Parts, Inc. (a)	200	$ 8,836
AutoZone, Inc. (a)	100	8,010
Bed Bath & Beyond, Inc. (a)	100	3,845
Best Buy Co., Inc.	200	10,148
Cabela's, Inc. Class A	900	24,255
Cache, Inc. (a)	150	2,027
CarMax, Inc. (a)	1,313,800	28,732,806
Chico's FAS, Inc. (a)	42,700	1,928,332
Christopher & Banks Corp.	51	903
Cole National Corp. Class A (a)	100	2,335
Cost Plus, Inc. (a)	100	3,245
Deb Shops, Inc.	100	2,406
Esprit Holdings Ltd.	500	2,237
Forzani Group Ltd. Class A (a)	100	1,026
French Connection Group PLC	100	755
Genesco, Inc. (a)	100	2,363
Group 1 Automotive, Inc. (a)	100	3,321
Guitar Center, Inc. (a)	100	4,447
Hibbett Sporting Goods, Inc. (a)	150	4,103
Hot Topic, Inc. (a)	181,983	3,728,832
Kirkland's, Inc. (a)	100	1,193
KOMERI Co. Ltd.	659,700	17,912,707
Michaels Stores, Inc.	100	5,500
Nitori Co. Ltd.	274,600	17,465,802
O'Reilly Automotive, Inc. (a)	100	4,520
Pacific Sunwear of California, Inc. (a)	151,100	2,957,027
Peacock Group PLC	1,271,844	5,993,242
PETsMART, Inc.	100	3,245
Pier 1 Imports, Inc.	100	1,769
RONA, Inc. (a)	100,000	2,159,832
Ross Stores, Inc.	408,200	10,923,432
Sa Sa International Holdings Ltd.	2,000	782
Select Comfort Corp. (a)	346,900	9,851,960
Sharper Image Corp. (a)	100	3,139
Shimamura Co. Ltd.	100	8,797
Signet Group PLC	100	208
Sports Authority, Inc. (a)	100	3,590
Staples, Inc.	100	2,931
Talbots, Inc.	100	3,915
TBC Corp. (a)	100	2,380
The Bombay Company, Inc. (a)	100	613
Tiffany & Co., Inc.	100	3,685
TJX Companies, Inc.	100	2,414
Too, Inc. (a)	100	1,670
Tractor Supply Co. (a)	100	4,182
Urban Outfitters, Inc. (a)	200	12,182
Weight Watchers International, Inc. (a)	100	3,914
Williams-Sonoma, Inc. (a)	200	6,592
		121,271,651
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	11,968
Brown Shoe Co., Inc.	100	4,093
Coach, Inc. (a)	200	9,038
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Columbia Sportswear Co. (a)	579,600	$ 31,657,752
Compagnie Financiere Richemont unit	100	2,617
DHB Industries, Inc. (a)	100	1,518
Fossil, Inc. (a)	258,600	7,046,850
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	2,870
K-Swiss, Inc. Class A	200	4,042
Kenneth Cole Productions, Inc. Class A	100	3,427
Liz Claiborne, Inc.	100	3,598
NIKE, Inc. Class B	100	7,575
Polo Ralph Lauren Corp. Class A	100	3,445
Quiksilver, Inc. (a)	200	4,762
Ted Baker PLC	300,835	2,279,668
The Swatch Group AG (Bearer)	100	13,046
Timberland Co. Class A (a)	100	6,459
Weyco Group, Inc.	100	3,429
Wolverine World Wide, Inc.	100	2,625
		41,068,782
TOTAL CONSUMER DISCRETIONARY		360,380,854
CONSUMER STAPLES - 5.4%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	2,014
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,007
Fomento Economico Mexicano SA de CV sponsored ADR	100	4,584
Grupo Modelo SA de CV Series C	100	251
Hansen Natural Corp. (a)	100	2,533
Harbin Brewery Group Ltd.	2,000	1,436
MGP Ingredients, Inc.	100	3,869
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	885
		17,579
Food & Staples Retailing - 0.4%
Central European Distribution Corp. (a)	150	3,887
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,730
Costco Wholesale Corp.	100	4,107
Massmart Holdings Ltd.	622,969	3,311,026
Plant Co. Ltd.	113,700	1,733,949
United Natural Foods, Inc. (a)	200	5,782
Whole Foods Market, Inc.	64,100	6,118,345
		11,178,826
Food Products - 4.7%
Archer-Daniels-Midland Co.	316,500	5,310,870
Barry Callebaut AG	100	23,571
Bunge Ltd.	293,900	11,444,466
Central Garden & Pet Co. Class A (a)	100	3,577
Corn Products International, Inc.	432,000	20,109,600
Delta & Pine Land Co.	74,316	1,631,236

	Shares	Value (Note 1)
Fresh Del Monte Produce, Inc.	100	$ 2,527
Glanbia PLC	784,887	2,536,708
Green Mountain Coffee Roasters, Inc. (a)	248,711	4,618,563
Hershey Foods Corp.	504,300	23,333,961
Hormel Foods Corp.	100	3,110
IAWS Group PLC (Ireland)	50	598
Lindt & Spruengli AG (participation certificate)	2,770	2,915,439
McCormick & Co., Inc. (non-vtg.)	496,000	16,864,000
Peet's Coffee & Tea, Inc. (a)	100	2,499
People's Food Holdings Ltd.	8,370,665	5,506,055
PT Indofood Sukses Makmur Tbk	78,659,500	5,857,624
Riviana Foods, Inc.	100	2,617
Smithfield Foods, Inc. (a)	1,357,300	39,904,620
SunOpta, Inc. (a)	92,100	789,882
Tootsie Roll Industries, Inc.	103	3,348
Wimm-Bill-Dann Foods OJSC ADR (a)	65,400	912,330
Wm. Wrigley Jr. Co.	100	6,305
Yakult Honsha Co. Ltd.	1,000	14,692
		141,798,198
Household Products - 0.0%
Godrej Consumer Products Ltd. (a)	178,876	776,199
Hindustan Lever Ltd.	104,300	288,796
Kao Corp.	1,000	24,456
Reckitt Benckiser PLC	100	2,840
Uni-Charm Corp.	100	5,059
		1,097,350
Personal Products - 0.3%
Alberto-Culver Co.	150	7,521
Clarins SA	100	6,519
Hengan International Group Co. Ltd.	11,594,000	7,432,242
Kose Corp.	110	4,296
NBTY, Inc. (a)	100	2,939
USANA Health Sciences, Inc. (a)	200	6,216
		7,459,733
TOTAL CONSUMER STAPLES		161,551,686
ENERGY - 15.6%
Energy Equipment & Services - 9.2%
BJ Services Co. (a)	622,810	28,549,610
Cal Dive International, Inc. (a)	258,600	7,840,752
Carbo Ceramics, Inc.	25,000	1,706,250
Cooper Cameron Corp. (a)	317,000	15,437,900
Core Laboratories NV (a)	100	2,300
FMC Technologies, Inc. (a)	226,600	6,526,080
Global Industries Ltd. (a)	1,355,189	7,751,681
GlobalSantaFe Corp.	651,750	17,271,375
Gulf Island Fabrication, Inc.	168,300	3,640,329
Helmerich & Payne, Inc.	169,800	4,440,270
Hydril Co. (a)	239,600	7,547,400
Input/Output, Inc. (a)	1,239,000	10,271,310
Matrix Service Co. (a)	232,600	2,128,290
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	480,300	$ 21,719,166
National-Oilwell, Inc. (a)	235,300	7,409,597
Noble Corp. (a)	258,200	9,783,198
NS Group, Inc. (a)	100	1,644
Oceaneering International, Inc. (a)	334,986	11,473,271
Parker Drilling Co. (a)	1,344,400	5,135,608
Pason Systems, Inc.	626,100	14,550,641
Pioneer Drilling Co. (a)	718,200	5,515,776
Precision Drilling Corp. (a)	115,900	5,537,377
Pride International, Inc. (a)	519,500	8,888,645
Rowan Companies, Inc. (a)	549,900	13,379,067
Smith International, Inc. (a)	233,890	13,041,706
Tidewater, Inc.	100	2,980
Transocean, Inc. (a)	272,800	7,894,832
Trico Marine Services, Inc. (a)	686,600	308,970
Unit Corp. (a)	188,700	5,934,615
Varco International, Inc. (a)	1,084,548	23,740,745
Weatherford International Ltd. (a)	118,100	5,312,138
		272,743,523
Oil & Gas - 6.4%
Apache Corp.	100	4,355
Burlington Resources, Inc.	219,200	7,930,656
Caltex Australia Ltd.	1,004,943	6,483,197
China Petroleum & Chemical Corp. sponsored ADR	100	3,695
Comstock Resources, Inc. (a)	454,200	8,838,732
Enbridge Energy Partners LP	45,800	2,120,540
Golar LNG Ltd. (a)	312,000	4,818,289
Golar LNG Ltd. (Nasdaq) (a)	70	1,097
JKX Oil & Gas	91	202
KFX, Inc. (a)	65,600	499,872
Niko Resources Ltd.	138,000	3,993,403
Noble Energy, Inc.	214,700	10,949,700
OAO Gazprom sponsored ADR	100	2,870
Petro-Canada	100	4,322
PetroChina Co. Ltd. sponsored ADR	100	4,630
PetroKazakhstan, Inc. Class A	1,292,100	35,094,672
Petroleo Brasileiro SA Petrobras sponsored:
ADR	100	2,807
ADR (non-vtg.)	100	2,520
Pioneer Natural Resources Co.	309,500	10,857,260
Plains Exploration & Production Co. (a)	510,438	9,366,537
Pogo Producing Co.	120,500	5,952,700
Premcor, Inc. (a)	304,600	11,422,500
Southwestern Energy Co. (a)	1,058,900	30,358,663
Suncor Energy, Inc.	100	2,550
Surgutneftegaz JSC sponsored ADR	100	3,270
Talisman Energy, Inc.	457,200	9,974,151
Tesoro Petroleum Corp. (a)	436,500	12,047,400
Valero Energy Corp.	252,000	18,587,520

	Shares	Value (Note 1)
Vintage Petroleum, Inc.	70,700	$ 1,199,779
World Fuel Services Corp.	23,900	1,077,412
XTO Energy, Inc.	125	3,724
YUKOS Corp. sponsored ADR	100	3,180
		191,612,205
TOTAL ENERGY		464,355,728
FINANCIALS - 7.0%
Capital Markets - 0.2%
A.G. Edwards, Inc.	100	3,403
BlackRock, Inc. Class A	100	6,383
Charles Schwab Corp.	100	961
E*TRADE Financial Corp. (a)	100	1,115
Eaton Vance Corp. (non-vtg.)	100	3,821
Federated Investors, Inc. Class B (non-vtg.)	100	3,034
Franklin Resources, Inc.	100	5,008
International Assets Holding Corp. (a)	100	987
Investment Technology Group, Inc. (a)	100	1,279
Investors Financial Services Corp.	100	4,358
Mitsubishi Securities Co. Ltd.	556,000	7,408,885
Nuveen Investments, Inc. Class A	100	2,680
T. Rowe Price Group, Inc.	200	10,080
		7,451,994
Commercial Banks - 3.4%
Capitalia Spa	9,229,479	28,951,133
Banco Itau Holding Financeira SA sponsored ADR	8,000	373,120
Bank Austria Creditanstalt AG	170,570	10,026,910
Bank of Baroda	659,249	2,151,611
Bank of Fukuoka Ltd.	1,587,000	9,548,015
Bank of India	6,108,556	6,211,528
Bank of Yokohama Ltd.	2,431,000	15,417,048
BOK Financial Corp.	103	4,045
Boston Private Financial Holdings, Inc.	142,900	3,309,564
Bryn Mawr Bank Corp.	20	455
Cathay General Bancorp	10	667
Charter One Financial, Inc.	100	4,419
City National Corp.	100	6,570
Commerce Bancorp, Inc., New Jersey	183,800	10,110,838
CVB Financial Corp.	110	2,396
East West Bancorp, Inc.	200	6,140
First Horizon National Corp.	100	4,547
Fulton Financial Corp.	231	4,653
Great Southern Bancorp, Inc.	200	5,850
Hancock Holding Co.	300	8,718
Harleysville National Corp., Pennsylvania	125	3,200
HDFC Bank Ltd. sponsored ADR	100	2,686
Hiroshima Bank Ltd.	327,000	1,778,834
Independent Bank Corp., Massachusetts	100	2,895
International Bancshares Corp.	125	5,069
Irwin Financial Corp.	100	2,640
Kookmin Bank sponsored ADR (a)	100	3,138
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	100	$ 3,350
M&T Bank Corp.	100	8,730
Marshall & Ilsley Corp.	100	3,909
Nara Bancorp, Inc.	434,780	7,447,781
National Commerce Financial Corp.	100	3,250
North Fork Bancorp, Inc., New York	100	3,805
OTP Bank Rt.	100	2,047
Pacific Capital Bancorp	133	3,741
Popular, Inc.	100	4,277
PrivateBancorp, Inc.	200	5,492
SouthTrust Corp.	100	3,881
State Bancorp, Inc., New York	105	2,565
State Bank of India	326,976	3,208,454
Sterling Bancshares, Inc.	10	142
Sumitomo Trust & Banking Co. Ltd.	1,000	7,225
Synovus Financial Corp.	100	2,532
TCF Financial Corp.	100	5,805
Texas Regional Bancshares, Inc. Class A	100	4,591
Tompkins Trustco, Inc.	100	4,750
UCBH Holdings, Inc.	100	3,952
UnionBanCal Corp.	100	5,640
Valley National Bancorp	105	2,654
West Coast Bancorp, Oregon	100	2,144
Westcorp	100	4,545
Wintrust Financial Corp.	42,200	2,131,522
Zions Bancorp	100	6,145
		100,829,618
Consumer Finance - 0.0%
American Express Co.	100	5,138
Capital One Financial Corp.	100	6,838
First Cash Financial Services, Inc. (a)	150	3,192
Student Loan Corp.	100	13,650
		28,818
Diversified Financial Services - 0.1%
Deutsche Boerse AG	100	5,094
eSpeed, Inc. Class A (a)	100	1,765
Moody's Corp.	58,600	3,789,076
Power Financial Corp.	100	4,112
Principal Financial Group, Inc.	100	3,478
TSX Group, Inc.	100	3,568
		3,807,093
Insurance - 2.6%
ACE Ltd.	100	4,228
AFLAC, Inc.	2,800	114,268
Arthur J. Gallagher & Co.	100	3,045
Assurant, Inc.	232,000	6,120,160
Brown & Brown, Inc.	38,000	1,637,800
Erie Indemnity Co. Class A	100	4,678
Genworth Financial, Inc. Class A	100	2,295
Great-West Lifeco, Inc.	100	3,613

	Shares	Value (Note 1)
Hilb Rogal & Hobbs Co.	200	$ 7,136
Horace Mann Educators Corp.	100	1,748
MBIA, Inc.	22,700	1,296,624
Mercury General Corp.	34,500	1,712,925
MetLife, Inc.	100	3,585
Ohio Casualty Corp. (a)	281,300	5,662,569
Old Republic International Corp.	150	3,558
PartnerRe Ltd.	100	5,673
Progressive Corp.	67,100	5,723,630
Protective Life Corp.	100	3,867
Reinsurance Group of America, Inc.	456,400	18,552,660
Scottish Re Group Ltd.	8,100	188,325
StanCorp Financial Group, Inc.	84,300	5,648,100
Triad Guaranty, Inc. (a)	100	5,820
UICI (a)	33,400	795,254
UnumProvident Corp.	100	1,590
W.R. Berkley Corp.	706,275	30,334,511
Zenith National Insurance Corp.	300	14,580
		77,852,242
Real Estate - 0.4%
CBL & Associates Properties, Inc.	43,400	2,387,000
Corporate Office Properties Trust (SBI)	100	2,485
Equity Residential (SBI)	100	2,973
Kimco Realty Corp.	100	4,550
Pan Pacific Retail Properties, Inc.	76,600	3,869,832
Plum Creek Timber Co., Inc.	132,400	4,313,592
		10,580,432
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	146,600	5,057,700
Farmer Mac Class C (non-vtg.) (a)	100	2,393
Golden West Financial Corp., Delaware	30,770	3,272,390
MGIC Investment Corp.	100	7,586
NetBank, Inc.	76,900	840,517
New York Community Bancorp, Inc.	133	2,611
R&G Financial Corp. Class B	150	4,959
Radian Group, Inc.	100	4,790
Sterling Financial Corp., Washington (a)	110	3,506
W Holding Co., Inc.	153	2,627
Washington Federal, Inc.	110	2,640
		9,201,719
TOTAL FINANCIALS		209,751,916
HEALTH CARE - 19.1%
Biotechnology - 8.4%
Actelion Ltd. (Reg.) (a)	100	11,526
Affymetrix, Inc. (a)	157,100	5,141,883
Alnylam Pharmaceuticals, Inc.	100	756
Bachem Holding AG (B Shares)	100	5,731
BioSource International, Inc. (a)	100	706
Caliper Life Sciences, Inc. (a)	100	465
Celgene Corp. (a)	100	5,726
Cell Genesys, Inc. (a)	100	1,039
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celltech Group PLC sponsored ADR (a)	100	$ 1,993
Charles River Laboratories International, Inc. (a)	1,215,400	59,396,598
Ciphergen Biosystems, Inc. (a)	100	732
Connetics Corp. (a)	100	2,020
CSL Ltd.	19,303	300,868
CytRx Corp. (a)	100	112
Dendreon Corp. (a)	146,900	1,799,525
Digene Corp. (a)	100	3,653
Enzon Pharmaceuticals, Inc. (a)	100	1,276
Exact Sciences Corp. (a)	100	615
Gen-Probe, Inc. (a)	200	9,464
Genencor International, Inc. (a)	100	1,637
Genentech, Inc. (a)	32,400	1,820,880
Gilead Sciences, Inc. (a)	100	6,700
Global Bio-Chem Technology Group Co. Ltd.	15,460,000	11,198,877
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,932,500	126,359
Harvard Bioscience, Inc. (a)(c)	3,017,047	13,516,371
IDEXX Laboratories, Inc. (a)	100	6,294
Ilex Oncology, Inc. (a)	100	2,499
ImmunoGen, Inc. (a)	132,000	806,520
Invitrogen Corp. (a)	1,211,100	87,187,089
Kosan Biosciences, Inc. (a)	100	790
Lexicon Genetics, Inc. (a)	100	784
Luminex Corp. (a)	100	1,006
Martek Biosciences (a)	55,900	3,139,903
Medarex, Inc. (a)	100	729
MedImmune, Inc. (a)	100	2,340
Myriad Genetics, Inc. (a)	100	1,492
Nabi Biopharmaceuticals (a)	1,900	27,018
Neogen Corp. (a)	47,063	810,006
ONYX Pharmaceuticals, Inc. (a)	100	4,236
PRAECIS Pharmaceuticals, Inc. (a)	100	380
QIAGEN NV (a)	3,944,300	47,765,473
Renovis, Inc.	100	916
Seattle Genetics, Inc. (a)	81,000	569,430
Serologicals Corp. (a)	84,200	1,683,158
Sirna Therapeutics, Inc. (a)	100	294
Strategic Diagnostics, Inc. (a)	626,000	2,629,200
Tanox, Inc. (a)	100	1,907
Techne Corp. (a)	265,600	11,540,320
Trimeris, Inc. (a)	100	1,443
United Therapeutics Corp. (a)	100	2,565
		249,541,304
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)	100	1,898
Advanced Medical Optics, Inc. (a)	100	4,257
Advanced Neuromodulation Systems, Inc. (a)	150	4,920

	Shares	Value (Note 1)
Alcon, Inc.	100	$ 7,865
Align Technology, Inc. (a)	100	1,900
Apogent Technologies, Inc. (a)	100	3,200
Arthrocare Corp. (a)	100	2,908
Becton, Dickinson & Co.	100	5,180
Biacore International AB sponsored ADR	100	2,263
Bio-Rad Laboratories, Inc. Class A (a)	100	5,886
Biomet, Inc.	100	4,444
Biosite, Inc. (a)	100	4,492
Bruker BioSciences Corp. (a)	163	794
C.R. Bard, Inc.	200	11,330
Cardiodynamics International Corp. (a)	100	505
Cholestech Corp. (a)	291,900	2,378,985
Chromavision Medical Systems, Inc. (a)	100	186
Closure Medical Corp. (a)	100	2,511
CNS., Inc.	100	1,003
Cooper Companies, Inc.	100	6,317
CTI Molecular Imaging, Inc. (a)	100	1,418
Cyberonics, Inc. (a)	100	3,336
Cytyc Corp. (a)	100	2,537
DENTSPLY International, Inc.	100	5,210
Diagnostic Products Corp.	100	4,394
Edwards Lifesciences Corp. (a)	318,400	11,096,240
Epix Medical, Inc. (a)	228,600	4,823,460
Guidant Corp.	3,800	212,344
Illumina, Inc. (a)	200	1,270
INAMED Corp. (a)	150	9,428
Integra LifeSciences Holdings Corp. (a)	98,400	3,470,568
Kensey Nash Corp. (a)	100	3,450
Kinetic Concepts, Inc.	100	4,990
Matthews International Corp. Class A	100	3,294
Merit Medical Systems, Inc. (a)	133	2,124
Millipore Corp. (a)	154,300	8,697,891
Mine Safety Appliances Co.	300	10,110
Molecular Devices Corp. (a)	100	1,778
Nobel Biocare Holding AG (Switzerland)	100	15,688
Nutraceutical International Corp. (a)	100	2,131
Ocular Sciences, Inc. (a)	54,400	2,067,200
Orthologic Corp. (a)	100,600	872,202
Osteotech, Inc. (a)	100	649
PolyMedica Corp.	200	6,208
Possis Medical, Inc. (a)	148,300	5,064,445
Schick Technologies, Inc. (a)	100	1,345
Sola International, Inc. (a)	191,000	3,290,930
Sonic Innovations, Inc. (a)	164,700	935,496
SonoSight, Inc. (a)	100	2,391
St. Jude Medical, Inc. (a)	100	7,565
SurModics, Inc. (a)	100	2,464
Synovis Life Technologies, Inc. (a)	100	1,075
Synthes, Inc.	1,000	114,255
Tecan Group AG	100	4,282
Thoratec Corp. (a)	100	1,073
TriPath Imaging, Inc. (a)	100	941
Varian Medical Systems, Inc. (a)	100	7,935
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ventana Medical Systems, Inc. (a)	100	$ 4,753
VSM MedTech Ltd. (a)	100	222
Wilson Greatbatch Technologies, Inc. (a)	100	2,795
Wright Medical Group, Inc. (a)	100	3,560
Young Innovations, Inc.	100	2,540
Zimmer Holdings, Inc. (a)	100	8,820
		43,225,651
Health Care Providers & Services - 8.6%
Accredo Health, Inc. (a)	100	3,895
Advisory Board Co. (a)	100	3,560
Aetna, Inc.	240,900	20,476,500
American Healthways, Inc. (a)	147,600	3,929,112
AMERIGROUP Corp. (a)	49,400	2,430,480
AmSurg Corp. (a)	150	3,770
Andrx Corp. (a)	100	2,793
Anthem, Inc. (a)	100	8,956
Caremark Rx, Inc. (a)	1,049,006	34,554,258
Centene Corp. (a)	30,000	1,156,500
Cerner Corp. (a)	388,700	17,328,246
CIGNA Corp.	100	6,881
Computer Programs & Systems, Inc.	100	2,038
Covance, Inc. (a)	626,500	24,170,370
Coventry Health Care, Inc. (a)	269,350	13,171,215
Dendrite International, Inc. (a)	100	1,858
Dynacq Healthcare, Inc. (a)	100	590
Eclipsys Corp. (a)	100	1,526
eResearchTechnology, Inc. (a)	73,200	2,049,600
Express Scripts, Inc. (a)	100	7,923
First Health Group Corp. (a)	9,800	152,978
Health Management Associates, Inc. Class A	254,100	5,696,922
HealthExtras, Inc. (a)	131,900	2,185,583
ICON PLC sponsored ADR (a)	380,326	16,730,541
IDX Systems Corp. (a)	100	3,189
IMS Health, Inc.	1,757,800	41,202,832
Inveresk Research Group, Inc. (a)	639,800	19,731,432
iSoft Group PLC	602,200	4,744,133
Laboratory Corp. of America Holdings (a)	100	3,970
Lifeline Systems, Inc. (a)	200	4,732
Lincare Holdings, Inc. (a)	100	3,286
McKesson Corp.	3,500	120,155
MIM Corp.	100	870
Molina Healthcare, Inc.	132,200	5,047,396
NDCHealth Corp.	100	2,320
Odyssey Healthcare, Inc. (a)	200	3,764
Omnicare, Inc.	100	4,281
Orthodontic Centers of America, Inc. (a)	100	819
Oxford Health Plans, Inc.	100	5,504
PAREXEL International Corp. (a)	267,500	5,296,500
Patterson Dental Co. (a)	100	7,649

	Shares	Value (Note 1)
Pediatrix Medical Group, Inc. (a)	71,100	$ 4,966,335
Per-Se Technologies, Inc. (a)	100	1,454
Pharmaceutical Product Development, Inc. (a)	451,700	14,350,509
ProxyMed, Inc. (a)	181,142	3,054,054
Quest Diagnostics, Inc.	200	16,990
Renal Care Group, Inc. (a)	150	4,970
ResCare, Inc. (a)	1,188,803	15,097,798
Tripos, Inc. (a)	100	500
TriZetto Group, Inc. (a)	100	670
Vital Images, Inc. (a)	100	1,240
WebMD Corp. (a)	100	932
Wellcare Group, Inc.	1,900	32,300
WellPoint Health Networks, Inc. (a)	100	11,201
		257,797,880
Pharmaceuticals - 0.7%
Able Laboratories, Inc. (a)	100	2,056
Allergan, Inc.	100	8,952
Alpharma, Inc. Class A	100	2,048
Altana AG sponsored ADR	100	6,038
American Pharmaceutical Partners, Inc. (a)	150	4,557
Bentley Pharmaceuticals, Inc. (a)	100	1,374
Caraco Pharmaceutical Laboratories Ltd. (a)	100	964
Cipla Ltd.	50,500	232,866
Dr. Reddy's Laboratories Ltd. ADR	248,100	4,311,978
Endo Pharmaceuticals Holdings, Inc. (a)	200	4,690
Flamel Technologies SA sponsored ADR (a)	100	2,463
Forest Laboratories, Inc. (a)	200	11,326
Guilford Pharmaceuticals, Inc. (a)	100	475
Hi-Tech Pharmacal Co., Inc. (a)	100	1,634
Impax Laboratories, Inc. (a)	100	1,938
King Pharmaceuticals, Inc. (a)	100	1,145
KV Pharmaceutical Co. Class A (a)	150	3,464
Merck KGaA	117,343	7,084,020
Nektar Therapeutics (a)	100	1,996
Novo Nordisk AS Series B	100	5,161
Pure World, Inc. (a)	100	199
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,346,534
Roche Holding AG (participation certificate)	41,588	4,127,511
Salix Pharmaceuticals Ltd. (a)	100	3,295
Stada Arzneimittel AG	24	1,003
SuperGen, Inc. (a)	100	645
Warner Chilcott PLC ADR	100	5,019
Watson Pharmaceuticals, Inc. (a)	100	2,690
		21,176,041
TOTAL HEALTH CARE		571,740,876
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	100	$ 6,334
Applied Signal Technology, Inc.	100	3,505
Cubic Corp.	100	2,093
DRS Technologies, Inc. (a)	204,900	6,536,310
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	2,859
Engineered Support Systems, Inc.	225	13,165
General Dynamics Corp.	100	9,930
Herley Industries, Inc. (a)	100	1,954
Invision Technologies, Inc. (a)	100	4,990
KVH Industries, Inc. (a)	100	1,273
L-3 Communications Holdings, Inc.	478,800	31,983,840
Rockwell Collins, Inc.	100	3,332
VT Group PLC	100	481
		38,570,066
Air Freight & Logistics - 0.2%
Business Post Group PLC	100	893
C.H. Robinson Worldwide, Inc.	65,850	3,018,564
CNF, Inc.	100	4,156
Expeditors International of Washington, Inc.	54,900	2,712,609
FedEx Corp.	100	8,169
Forward Air Corp. (a)	100	3,740
UTI Worldwide, Inc.	100	5,269
		5,753,400
Airlines - 0.0%
Southwest Airlines Co.	100	1,677
Building Products - 0.0%
American Woodmark Corp.	100	5,985
Quixote Corp.	100	2,005
Simpson Manufacturing Co. Ltd.	100	5,612
Trex Co., Inc. (a)	100	3,775
Wienerberger AG	100	3,489
		20,866
Commercial Services & Supplies - 3.3%
Administaff, Inc. (a)	100	1,660
Apollo Group, Inc.:
- University of Phoenix Online (a)	100	8,759
Class A (a)	200	17,658
Avery Dennison Corp.	100	6,401
Benesse Corp.	100	3,329
Bennett Environmental, Inc. (a)	370,800	4,656,196
Bright Horizons Family Solutions, Inc. (a)(c)	685,300	36,738,933
Bunzl PLC	100	836
Career Education Corp. (a)	200	9,112
ChoicePoint, Inc. (a)	350,500	16,003,830
Cintas Corp.	100	4,767
Coinstar, Inc. (a)	100	2,197
Concorde Career Colleges, Inc. (a)	100	1,749

	Shares	Value (Note 1)
Corinthian Colleges, Inc. (a)	200	$ 4,948
Corporate Executive Board Co.	100	5,779
CoStar Group, Inc. (a)	100	4,593
Danka Business Systems PLC sponsored ADR (a)	17,000	76,840
DeVry, Inc. (a)	3,900	106,938
Education Management Corp. (a)	31,200	1,025,232
FTI Consulting, Inc. (a)	150	2,475
Fullcast Co. Ltd.	5,184	14,461,660
Gevity HR, Inc.	100	2,619
GFK AG	100	3,500
H&R Block, Inc.	100	4,768
Herman Miller, Inc.	100	2,894
HNI Corp.	100	4,233
Intertek Group PLC	100	1,041
Ionics, Inc. (a)	359,900	10,167,175
ITE Group PLC	100	119
ITT Educational Services, Inc. (a)	100	3,802
Labor Ready, Inc. (a)	100	1,550
Manpower, Inc.	38	1,929
National Research Corp. (a)	100	1,700
On Assignment, Inc. (a)	124,300	733,370
Princeton Review, Inc. (a)	578,377	4,378,314
Resources Connection, Inc. (a)	100	3,911
Ritchie Brothers Auctioneers, Inc.	200	5,822
Robert Half International, Inc.	100	2,977
Stericycle, Inc. (a)	100	5,174
Strayer Education, Inc.	100	11,157
Tetra Tech, Inc. (a)	447,374	7,301,144
Trojan Technologies Corp. (a)	100	571
Universal Technical Institute, Inc.	42,900	1,714,713
Vedior NV (Certificaten Van Aandelen)	101	1,476
West Corp. (a)	100	2,615
		97,500,466
Construction & Engineering - 1.3%
Arcadis NV	9,700	133,207
Chicago Bridge & Iron Co. NV	294,400	8,199,040
Dycom Industries, Inc. (a)	218,400	6,115,200
EMCOR Group, Inc. (a)	100	4,398
Fluor Corp.	459,000	21,880,530
Granite Construction, Inc.	100	1,823
Jacobs Engineering Group, Inc. (a)	55,000	2,165,900
Perini Corp. (a)	100	1,067
		38,501,165
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	100	2
BYD Co. Ltd. (H Shares)	184,500	545,235
Fujikura Ltd.	1,000	5,710
II-VI, Inc. (a)	100	3,066
Johnson Electric Holdings Ltd.	500	510
REPower Systems AG	100	2,229
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	259,700	$ 9,741,347
Roper Industries, Inc.	100	5,690
		10,303,789
Industrial Conglomerates - 0.0%
Teleflex, Inc.	18,000	902,700
Machinery - 2.0%
AGCO Corp. (a)	1,402,200	28,562,814
Cascade Corp.	200	6,250
Ceradyne, Inc. (a)	150	5,366
CNH Global NV	100	2,064
CUNO, Inc. (a)	99,900	5,329,665
Donaldson Co., Inc.	200	5,860
ESCO Technologies, Inc. (a)	100	5,336
Graco, Inc.	668,700	20,763,135
Husky Injection Molding Systems Ltd. (a)	100	401
Illinois Tool Works, Inc.	100	9,589
Joy Global, Inc.	100	2,994
Middleby Corp.	100	5,462
PACCAR, Inc.	150	8,699
Pentair, Inc.	200	6,728
Reliance Steel & Aluminum Co.	54,300	2,189,376
Toshiba Machine Co. Ltd.	1,000	4,389
Trinity Industries, Inc.	100	3,179
Wabash National Corp. (a)	100	2,755
Zenon Environmental, Inc. (a)	197,300	3,401,979
		60,316,041
Marine - 0.1%
Alexander & Baldwin, Inc.	48,700	1,629,015
Road & Rail - 0.1%
Canadian National Railway Co.	150	6,495
Guangshen Railway Co. Ltd. sponsored ADR	100	1,422
Heartland Express, Inc.	100	2,736
Knight Transportation, Inc. (a)	100	2,873
Landstar System, Inc. (a)	37,600	1,987,912
Old Dominion Freight Lines, Inc. (a)	150	4,422
		2,005,860
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	11,366
Richelieu Hardware Ltd.	100	1,421
		12,787
Transportation Infrastructure - 0.0%
Sea Containers Ltd. Class B	7,900	139,672
TOTAL INDUSTRIALS		255,657,504
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.4%
3Com Corp. (a)	100	625
Arris Group, Inc. (a)	100	594

	Shares	Value (Note 1)
Avaya, Inc. (a)	43,400	$ 685,286
Avocent Corp. (a)	100	3,674
Black Box Corp.	100	4,726
Comtech Telecommunications Corp. (a)	100	2,256
ECtel Ltd. (a)	100	289
Emulex Corp. (a)	100	1,431
F5 Networks, Inc. (a)	65,400	1,731,792
Harris Corp.	100	5,075
InterDigital Communication Corp. (a)	100	1,881
Juniper Networks, Inc. (a)	281	6,899
Loral Space & Communications Ltd.	67,810	9,832
NETGEAR, Inc.	283,600	3,045,864
Option NV (a)	90	2,289
Packeteer, Inc. (a)	10	162
Plantronics, Inc. (a)	100	4,210
Polycom, Inc. (a)	200	4,482
QLogic Corp. (a)	81	2,154
QUALCOMM, Inc.	100	7,298
Research in Motion Ltd. (a)	110,600	7,565,972
Scientific-Atlanta, Inc.	100	3,450
SeaChange International, Inc. (a)	100	1,688
SpectraLink Corp.	100	1,490
ViaSat, Inc. (a)	100	2,495
		13,095,914
Computers & Peripherals - 0.0%
Applied Films Corp. (a)	100	2,902
Avid Technology, Inc. (a)	100	5,457
Compal Electronics, Inc.	1,000	1,087
Drexler Technology Corp. (a)	100	1,333
EMC Corp. (a)	6,300	71,820
iCAD, Inc. (a)	100	370
Lexmark International, Inc. Class A (a)	100	9,653
M-Systems Flash Disk Pioneers Ltd. (a)	900	13,419
Moser-Baer India Ltd.	200	781
Network Appliance, Inc. (a)	100	2,153
Overland Storage, Inc. (a)	100	1,329
Psion PLC (a)	100	113
SanDisk Corp. (a)	200	4,338
Stratasys, Inc. (a)	150	3,714
Synaptics, Inc. (a)	100	1,915
		120,384
Electronic Equipment & Instruments - 4.9%
AU Optronics Corp. sponsored ADR	17,850	291,669
Brightpoint, Inc. (a)	150	2,063
CDW Corp.	90,892	5,795,274
CellStar Corp. (a)	100	736
Cognex Corp.	100	3,848
Dionex Corp. (a)	100	5,517
Elec & Eltek International Co. Ltd.	1,929,000	5,401,200
Excel Technology, Inc. (a)	100	3,325
Fargo Electronics, Inc. (a)	100	1,111
Flir Systems, Inc. (a)	136,745	7,507,301
Global Imaging Systems, Inc. (a)	100	3,666
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Hon Hai Precision Industries Co. Ltd.	7,609,400	$ 28,334,078
I. D. Systems Inc. (a)	100	1,507
Identix, Inc. (a)	100	747
INFICON Holding AG (a)	100	8,724
Itron, Inc. (a)	100	2,294
Keyence Corp.	19,700	4,559,561
Landauer, Inc.	100	4,466
Lexar Media, Inc. (a)	100	668
LoJack Corp. (a)	100	879
Metrologic Instruments, Inc. (a)	200	3,988
Mettler-Toledo International, Inc. (a)	186,700	9,174,438
MOCON, Inc.	100	850
MTS Systems Corp.	100	2,345
Nam Tai Electronics, Inc.	30	646
National Instruments Corp.	150	4,598
ScanSource, Inc. (a)	100	5,942
Symbol Technologies, Inc.	2,608,600	38,450,764
Thermo Electron Corp. (a)	100	3,074
Trimble Navigation Ltd. (a)	150	4,169
Universal Display Corp. (a)	100	1,074
Varian, Inc. (a)	100	4,215
Viisage Technology, Inc. (a)	100	872
Waters Corp. (a)	978,720	46,763,242
Yageo Corp. sponsored GDR (a)	100	245
		146,349,096
Internet Software & Services - 0.4%
Aquantive, Inc. (a)	190,200	1,879,176
Ariba, Inc. (a)	100	198
AsiaInfo Holdings, Inc. (a)	100	528
Ask Jeeves, Inc. (a)	100	3,903
Autobytel, Inc. (a)	100	908
Blue Coat Systems, Inc. (a)	100	3,349
CNET Networks, Inc. (a)	100	1,107
Digital Impact, Inc. (a)	100	190
Digital Insight Corp. (a)	10	207
Digital River, Inc. (a)	100	3,263
DoubleClick, Inc. (a)	515,559	4,005,893
EarthLink, Inc. (a)	100	1,035
FindWhat.com (a)	100	2,314
FreeMarkets, Inc. (a)	100	652
Internet Commerce Corp. Class A (a)	100	120
iPass, Inc.	100	1,059
j2 Global Communications, Inc. (a)	200	5,560
LookSmart Ltd. (a)	100	217
Neoforma, Inc. (a)	100	1,214
Netease.com, Inc. sponsored ADR (a)	100	4,132
Netegrity, Inc. (a)	100	846
NetRatings, Inc. (a)	10	163
NIC, Inc. (a)	10	72
Open Text Corp. (a)	100	3,201
PEC Solutions, Inc. (a)	100	1,193

	Shares	Value (Note 1)
Quovadx, Inc. (a)	10	$ 12
Raindance Communications, Inc. (a)	10	21
RealNetworks, Inc. (a)	647,309	4,427,594
Retek, Inc. (a)	100	614
Sina Corp. (a)	100	3,299
Sohu.com, Inc. (a)	39,000	775,320
Supportsoft, Inc. (a)	10	87
United Online, Inc. (a)	150	2,642
ValueClick, Inc. (a)	100	1,198
VeriSign, Inc. (a)	100	1,990
WebEx Communications, Inc. (a)	100	2,176
Websense, Inc. (a)	27,400	1,020,102
Yahoo!, Inc. (a)	200	7,266
		12,162,821
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	262,700	13,907,338
Alliance Data Systems Corp. (a)	100	4,225
Anteon International Corp. (a)	100	3,262
CACI International, Inc. Class A (a)	300	12,132
CheckFree Corp. (a)	100	3,000
Cognizant Technology Solutions Corp. Class A (a)	600	15,246
DST Systems, Inc. (a)	150,800	7,251,972
First Data Corp.	36	1,603
Global Payments, Inc.	100	4,502
Hewitt Associates, Inc. Class A (a)	100	2,750
iGate Corp. (a)	100	398
Indra Sistemas SA	90	1,150
Infocrossing, Inc. (a)	100	1,350
Infosys Technologies Ltd. sponsored ADR	100	9,277
infoUSA, Inc. (a)	100	1,014
InteliData Technologies Corp. (a)	100	66
Intrado, Inc. (a)	100	1,609
ManTech International Corp. Class A (a)	141,100	2,648,447
Maximus, Inc. (a)	100	3,546
Paychex, Inc.	100	3,388
Satyam Computer Services Ltd.	100	664
SRA International, Inc. Class A (a)	200	8,464
StarTek, Inc.	100	3,580
SunGard Data Systems, Inc. (a)	200	5,200
Syntel, Inc.	100	1,655
The BISYS Group, Inc. (a)	100	1,406
TietoEnator Oyj	100	3,043
Total System Services, Inc.	100	2,190
Tyler Technologies, Inc. (a)	100	946
		23,903,423
Office Electronics - 0.5%
Neopost SA	2,200	130,346
Zebra Technologies Corp. Class A (a)	172,750	15,029,250
		15,159,596
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. Class A (a)	100	230
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	100	$ 4,708
ARM Holdings PLC sponsored ADR	100	665
ASM Pacific Technology Ltd.	500	1,875
ATI Technologies, Inc. (a)	100	1,886
Broadcom Corp. Class A (a)	100	4,677
Cabot Microelectronics Corp. (a)	100	3,061
Cree, Inc. (a)	46,100	1,073,208
Hi/fn, Inc. (a)	8	96
International Rectifier Corp. (a)	77,600	3,214,192
Intersil Corp. Class A	57,000	1,234,620
KLA-Tencor Corp. (a)	100	4,938
Lam Research Corp. (a)	100	2,680
Linear Technology Corp.	100	3,947
Marvell Technology Group Ltd. (a)	200	5,340
Micrel, Inc. (a)	100	1,215
Microchip Technology, Inc.	100	3,154
Novellus Systems, Inc. (a)	100	3,144
NVIDIA Corp. (a)	209,700	4,298,850
Omnivision Technologies, Inc. (a)	400	6,380
Pixelworks, Inc. (a)	178,900	2,740,748
PLX Technology, Inc. (a)	100	1,726
Rambus, Inc. (a)	100	1,777
RF Micro Devices, Inc. (a)	100	750
Silicon Image, Inc. (a)	100	1,313
Standard Microsystems Corp. (a)	100	2,332
Tundra Semiconductor Corp. Ltd. (a)	100	1,706
Zoran Corp. (a)	100	1,835
		12,621,053
Software - 0.4%
Activision, Inc. (a)	225	3,578
Adobe Systems, Inc.	100	4,650
Altiris, Inc. (a)	100	2,761
Ansys, Inc. (a)	100	4,700
BEA Systems, Inc. (a)	100	822
Borland Software Corp. (a)	100	849
Bottomline Technologies, Inc. (a)	11	116
Business Objects SA sponsored ADR (a)	100	2,263
Cadence Design Systems, Inc. (a)	100	1,463
Check Point Software Technologies Ltd. (a)	100	2,699
Citrix Systems, Inc. (a)	100	2,036
Cognos, Inc. (a)	100	3,613
Concur Technologies, Inc. (a)	100	1,070
Creo, Inc. (a)	100	877
Dassault Systemes SA sponsored ADR	100	4,687
Digimarc Corp. (a)	100	1,335
Dwango Co. Ltd.	1	34,499
Electronic Arts, Inc. (a)	100	5,455
EPIQ Systems, Inc. (a)	100	1,450
Evolving Systems, Inc. (a)	100	475
FactSet Research Systems, Inc.	100	4,727

	Shares	Value (Note 1)
FileNET Corp. (a)	100	$ 3,157
Hudson Soft Co. Ltd.	100	934
Hyperion Solutions Corp. (a)	100	4,372
Informatica Corp. (a)	100	763
Intuit, Inc. (a)	100	3,858
Kewill Systems PLC (a)	100	120
Kronos, Inc. (a)	150	6,180
Macrovision Corp. (a)	100	2,503
Magma Design Automation, Inc. (a)	100	1,923
Manhattan Associates, Inc. (a)	100	3,088
Mercury Interactive Corp. (a)	100	4,983
Merge Technologies, Inc. (a)	100	1,463
MRO Software, Inc. (a)	100	1,361
NDS Group PLC sponsored ADR (a)	100	2,522
Network Associates, Inc. (a)	100	1,813
PeopleSoft, Inc. (a)	100	1,850
Plato Learning, Inc. (a)	94,100	932,531
Quality Systems, Inc. (a)	100	4,909
Quest Software, Inc. (a)	100	1,290
Red Hat, Inc. (a)	100	2,297
Renaissance Learning, Inc.	55,870	1,252,605
Roxio, Inc. (a)	100	491
RSA Security, Inc. (a)	100	2,047
ScanSoft, Inc. (a)	100	495
SERENA Software, Inc. (a)	100	1,909
Symantec Corp. (a)	17,700	774,906
Synopsys, Inc. (a)	100	2,843
TALX Corp.	83,200	2,032,576
Temenos Group AG (a)	100	916
THQ, Inc. (a)	182,500	4,179,250
Trend Micro, Inc. sponsored ADR	100	4,497
Vastera, Inc. (a)	392,400	1,177,200
WatchGuard Technologies, Inc. (a)	10	72
		10,495,849
TOTAL INFORMATION TECHNOLOGY		233,908,136
MATERIALS - 21.0%
Chemicals - 1.2%
American Vanguard Corp.	150	5,060
Asian Paints India Ltd. (a)	45,800	312,307
Balchem Corp.	100	2,750
BOC Group PLC	100	1,679
Cambrex Corp.	100	2,523
Ecolab, Inc.	500,300	15,859,510
Headwaters, Inc. (a)	100	2,593
IMC Global, Inc.	100	1,340
International Flavors & Fragrances, Inc.	100	3,740
Minerals Technologies, Inc.	56,200	3,259,600
Nitto Denko Corp.	233,100	12,095,069
Novozymes AS Series B	18,800	849,946
Potash Corp. of Saskatchewan	100	9,626
Praxair, Inc.	200	7,982
Quaker Chemical Corp.	100	2,762
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1,000	$ 1
Sensient Technologies Corp.	100	2,148
Sigma Aldrich Corp.	100	5,961
Sinopec Beijing Yanhua Petrochemical Co. Ltd. sponsored ADR (a)	100	1,617
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	667
sponsored ADR	134,900	4,477,331
Spartech Corp.	100	2,594
Terra Nitrogen Co. LP	100	1,200
Valspar Corp.	100	5,039
		36,913,045
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. (H Shares)	1,000,000	1,109,003
Cemex SA de CV sponsored ADR	104	3,026
Cheung Kong Infrastructure Holdings Ltd.	1,000	2,410
Florida Rock Industries, Inc.	150	6,326
James Hardie Industries NV	100	419
Vulcan Materials Co.	100	4,755
		1,125,939
Containers & Packaging - 0.4%
Aptargroup, Inc.	100	4,369
Essel Propack Ltd.	13,700	56,022
IPL, Inc. Class A	100	693
Packaging Corp. of America	443,600	10,602,040
		10,663,124
Metals & Mining - 19.0%
Agnico-Eagle Mines Ltd.	1,180,230	15,722,833
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
AK Steel Holding Corp. (a)	380,000	2,002,600
Alumina Ltd.	1,236,600	4,563,618
Alumina Ltd. sponsored ADR	131,100	1,959,945
Apex Silver Mines Ltd. (a)	100	1,705
Arch Coal, Inc.	340,200	12,447,918
AUR Resources, Inc. (a)	100	450
Barrick Gold Corp.	100	1,993
BHP Billiton Ltd. sponsored ADR	100	1,752
BHP Steel Ltd.	1,037,200	4,886,169
Brush Engineered Materials, Inc. (a)	100	1,890
Commercial Metals Co.	83,600	2,712,820
Compania de Minas Buenaventura SA sponsored ADR	1,405,000	31,050,500
CONSOL Energy, Inc.	681,900	24,548,400
Dofasco, Inc.	100	2,969
Falconbridge Ltd.	352,900	8,664,424
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300,600	43,114,890

	Shares	Value (Note 1)
Glamis Gold Ltd. (a)	146,800	$ 2,580,748
Goldcorp, Inc.	50,000	583,627
Golden Star Resources Ltd. (a)	250,000	1,167,629
Harmony Gold Mining Co. Ltd.	1,049,100	11,126,172
High River Gold Mines Ltd. (a)	1,989,600	2,431,253
IMCO Recycling, Inc. (a)	100	1,322
Inco Ltd. (a)	100	3,449
Inmet Mining Corp. (a)	658,400	9,131,419
International Steel Group, Inc.	2,500	74,375
IPSCO, Inc.	1,165,900	26,291,530
Kinross Gold Corp. (a)	3,984,866	22,166,359
Massey Energy Co.	562,800	15,876,588
Meridian Gold, Inc. (a)	100	1,294
Newmont Mining Corp.	2,665,980	103,333,371
Nippon Steel Corp.	3,401,000	7,242,258
Noranda, Inc.	100	1,720
Nucor Corp.	991,100	76,076,836
Peabody Energy Corp.	395,000	22,116,050
Phelps Dodge Corp.	160,700	12,455,857
Placer Dome, Inc.	100	1,679
POSCO sponsored ADR	100	3,351
Quanex Corp.	100	4,870
Ryerson Tull, Inc.	100	1,588
Schnitzer Steel Industries, Inc. Class A	150	5,094
Sons of Gwalia Ltd. ADR (a)	100	965
Steel Dynamics, Inc. (a)	1,977,210	56,607,522
Steel Technologies, Inc.	100	2,208
Stillwater Mining Co. (a)	100	1,501
Teck Cominco Ltd. Class B (sub. vtg.)	1,118,800	20,129,845
United States Steel Corp.	460,700	16,179,784
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	164,400	1,709,014
WMC Resources Ltd.	1,265,500	4,351,844
Xstrata PLC	276,600	3,708,923
		567,120,301
Paper & Forest Products - 0.4%
Aracruz Celulose SA sponsored ADR	100	3,266
International Forest Products (Interfor) Class A (a)	9,100	46,390
Lee & Man Paper Manufacturing Ltd.	6,292,000	5,646,811
MAXXAM, Inc. (a)	100	2,660
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,375,400	4,380,751
Votorantim Celulose e Papel SA sponsored ADR	100	3,180
		10,083,058
TOTAL MATERIALS		625,905,467
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
BCE, Inc.	100	2,002
Covad Communications Group, Inc. (a)	387,261	929,426
General Communications, Inc. Class A (a)	100	794
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Golden Telecom, Inc.	139,500	$ 3,925,530
Hungarian Telephone & Cable Corp. (a)	100	970
Matav Rt. sponsored ADR	100	2,031
Philippine Long Distance Telephone Co. (a)	100	2,052
Philippine Long Distance Telephone Co. sponsored ADR (a)	516,100	10,765,846
PT Indosat Tbk sponsored ADR	100	2,120
PT Telkomunikasi Indonesia Tbk sponsored ADR	695,200	10,810,360
Rostelecom sponsored ADR	100	1,292
Telefonica del Peru SA sponsored ADR	100	261
Teleglobe International Holdings Ltd. (a)	5	25
Warwick Valley Telephone Co.	300	6,375
		26,449,084
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL (For. Reg.)	100	217
America Movil SA de CV sponsored ADR	224,300	8,157,791
At Road, Inc. (a)	211,427	1,617,417
Boston Communications Group, Inc. (a)	100	1,025
Mobile TeleSystems OJSC sponsored ADR	55,700	6,795,400
MTN Group Ltd. (a)	2,190,216	10,145,657
Nextel Communications, Inc. Class A (a)	100	2,666
Nextel Partners, Inc. Class A (a)	100	1,592
NII Holdings, Inc. (a)	471,908	15,898,581
Telemig Celular Participacoes SA ADR	100	2,950
Telephone & Data Systems, Inc.	100	7,120
Vimpel Communications sponsored ADR (a)	100	9,645
		42,640,061
TOTAL TELECOMMUNICATION SERVICES		69,089,145
UTILITIES - 0.0%
Electric Utilities - 0.0%
Ameren Corp.	100	4,296
Black Hills Corp.	100	3,150
Cinergy Corp.	100	3,800
Empire District Electric Co.	100	2,011
FPL Group, Inc.	100	6,395
Otter Tail Corp.	100	2,686
PPL Corp.	100	4,590
Wisconsin Energy Corp.	100	3,261
		30,189
Gas Utilities - 0.0%
KeySpan Corp.	100	3,670
Multi-Utilities & Unregulated Power - 0.0%
Energy East Corp.	100	2,425
Equitable Resources, Inc.	1,100	56,881

	Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	100	$ 4,003
Questar Corp.	5,600	216,384
		279,693
TOTAL UTILITIES		313,552
TOTAL COMMON STOCKS (Cost $2,283,944,287)		2,952,654,864
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	100	67,084
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	122
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,459)		67,206
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.16% (b)	19,807,160	19,807,160
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	71,001,350	71,001,350
TOTAL MONEY MARKET FUNDS (Cost $90,808,510)		90,808,510
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,374,811,256)	3,043,530,580
NET OTHER ASSETS - (1.9)%	(58,193,567)
NET ASSETS - 100%	$2,985,337,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,314,182,787 and $878,592,003, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86,513 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $11,369,500. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.2%
Canada	6.9%
Japan	4.4%
Netherlands	1.9%
Cayman Islands	1.1%
Peru	1.0%
Italy	1.0%
India	1.0%
Others (individually less than 1%)	9.5%
100.0%

Companies which are affiliates of the fund at period end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bright Horizons Family Solutions, Inc.	$ 28,782,600	$ -	$ -	$ -	$ 36,738,933
Harvard Bioscience, Inc.	24,939,580	1,588,729	1,104,712	-	13,516,371
IMPCO Technologies, Inc.	1,771,032	6,691,612	791,283	-	7,183,917
TOTALS	$ 55,493,212	$ 8,280,341	$ 1,895,995	$ -	$ 57,439,221
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $128,510,000 of which $28,092,000 and $100,418,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,587,070) (cost $2,374,811,256) - See accompanying schedule		$ 3,043,530,580
Cash		617,427
Foreign currency held at value (cost $9,038,195)		8,993,492
Receivable for investments sold		4,201,220
Receivable for fund shares sold		4,928,190
Dividends receivable		1,817,550
Interest receivable		27,940
Prepaid expenses		4,347
Other receivables		256,232
Total assets		3,064,376,978
Liabilities
Payable for investments purchased	$ 5,321,531
Payable for fund shares redeemed	653,409
Accrued management fee	1,371,554
Distribution fees payable	364,734
Other affiliated payables	236,506
Other payables and accrued expenses	90,881
Collateral on securities loaned, at value	71,001,350
Total liabilities		79,039,965
Net Assets		$ 2,985,337,013
Net Assets consist of:
Paid in capital		$ 2,346,608,712
Accumulated net investment loss		(81,196)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,863,309)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		668,672,806
Net Assets		$ 2,985,337,013
Initial Class: Net Asset Value, offering price and redemption price per share ($747,711,432 ÷ 29,146,847 shares)		$ 25.65
Service Class: Net Asset Value, offering price and redemption price per share ($666,339,889 ÷ 26,053,220 shares)		$ 25.58
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,571,285,692 ÷ 61,790,767 shares)		$ 25.43

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 9,539,548
Interest		184,569
Security lending		495,497
Total income		10,219,614

Expenses
Management fee	$ 7,805,781
Transfer agent fees	909,886
Distribution fees	2,028,967
Accounting and security lending fees	433,156
Non-interested trustees' compensation	6,198
Custodian fees and expenses	197,020
Audit	25,377
Legal	1,465
Interest	709
Miscellaneous	61,611
Total expenses before reductions	11,470,170
Expense reductions	(422,281)	11,047,889
Net investment income (loss)		(828,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain of $497,820 on sales of investments in affiliated issuers)	102,252,078
Foreign currency transactions	(90,332)
Total net realized gain (loss)		102,161,746
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $336,495)	55,881,976
Assets and liabilities in foreign currencies	(49,956)
Total change in net unrealized appreciation (depreciation)		55,832,020
Net gain (loss)		157,993,766
Net increase (decrease) in net assets resulting from operations		$ 157,165,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (828,275)	$ (2,294,177)
Net realized gain (loss)	102,161,746	29,542,718
Change in net unrealized appreciation (depreciation)	55,832,020	575,223,419
Net increase (decrease) in net assets resulting from operations	157,165,491	602,471,960
Distributions to shareholders from net investment income	-	(5,082,393)
Share transactions - net increase (decrease)	391,938,620	440,089,337
Total increase (decrease) in net assets	549,104,111	1,037,478,904

Net Assets
Beginning of period	2,436,232,902	1,398,753,998
End of period (including accumulated net investment loss of $81,196 and undistributed net investment income of $76,412, respectively)	$ 2,985,337,013	$ 2,436,232,902
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	3,033,539	2,796,337	15,362,035
Redeemed	(1,972,466)	(820,174)	(2,686,035)
Net increase (decrease)	1,061,073	1,976,163	12,676,000

Dollars Sold	$ 75,752,954	$ 69,585,537	$ 380,650,840
Redeemed	(48,337,345)	(20,166,493)	(65,546,873)
Net increase (decrease)	$ 27,415,609	$ 49,419,044	$ 315,103,967

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,434,612	4,691,539	24,537,608
Reinvested	131,528	76,717	95,288
Redeemed	(5,011,471)	(2,353,097)	(5,472,778)
Net increase (decrease)	(445,331)	2,415,159	19,160,118

Dollars Sold	$ 95,795,053	$ 94,175,028	$ 482,784,357
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(89,867,137)	(43,168,976)	(104,711,381)
Net increase (decrease)	$ 8,134,952	$ 52,291,059	$ 379,663,326

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.01	-G	.09	.20	.19	-G
Net realized and unrealized gain (loss)	1.48	6.73	(2.00)	(.86)	4.95	5.05
Total from investment operations	1.49	6.73	(1.91)	(.66)	5.14	5.05
Distributions from net investment income	-	(.08)	(.18)	-	(.08)	-
Distributions from net realized gain	-	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	-	(.05)	(.02)
Total distributions	-	(.08)	(.18)	-	(.13)	(.11)
Net asset value, end of period	$ 25.65	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Total ReturnB,C,D	6.17%	38.64%	(9.82)%	(3.26)%	33.78%	49.04%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.70%	.70%	.69%	.74%	3.34%
Expenses net of voluntary waivers, if any	.69%A	.70%	.70%	.69%	.74%	1.00%
Expenses net of all reductions	.66%A	.68%	.63%	.62%	.69%	.97%
Net investment income (loss)	.09%A	-%	.51%	1.06%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 747,711	$ 678,480	$ 499,557	$ 574,934	$ 589,026	$ 1,744
Portfolio turnover rate	66%A	51%	135%	144%	245%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Income from Investment Operations
Net investment income (loss)E	-G	(.02)	.08	.18	.17	(.01)
Net realized and unrealized gain (loss)	1.48	6.72	(2.00)	(.86)	4.93	5.05
Total from investment operations	1.48	6.70	(1.92)	(.68)	5.10	5.04
Distributions from net investment income	-	(.06)	(.16)	-	(.07)	-
Distributions from net realized gain	-	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	-	(.05)	(.02)
Total distributions	-	(.06)	(.16)	-	(.12)	(.11)
Net asset value, end of period	$ 25.58	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Total ReturnB,C,D	6.14%	38.52%	(9.90)%	(3.36)%	33.54%	48.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.80%	.80%	.79%	.84%	3.41%
Expenses net of voluntary waivers, if any	.79%A	.80%	.80%	.79%	.84%	1.10%
Expenses net of all reductions	.76%A	.78%	.73%	.72%	.79%	1.07%
Net investment income (loss)	(.01)%A	(.10)%	.41%	.96%	.92%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,340	$ 580,179	$ 378,264	$ 366,665	$ 282,941	$ 25,908
Portfolio turnover rate	66%A	51%	135%	144%	245%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003H	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss)E	(.02)	(.05)	.05	.15	.14
Net realized and unrealized gain (loss)	1.47	6.69	(1.99)	(.86)	5.35
Total from investment operations	1.45	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	-	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	-	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 25.43	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total ReturnB,C,D	6.05%	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	.95%A	.95%	.95%	.94%	.99%A
Expenses net of voluntary waivers, if any	.95%A	.95%	.95%	.94%	.99%A
Expenses net of all reductions	.91%A	.93%	.88%	.88%	.94%A
Net investment income (loss)	(.16)%A	(.25)%	.25%	.81%	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571,286	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	66%A	51%	135%	144%	245%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Ameritech Capital Funding Corp.
10/15/04	1.15%	$ 10,500,000	$ 10,653,657
Bell Trace Obligated Group
7/7/04	1.38 (c)	11,600,000	11,600,000
TOTAL CORPORATE BONDS			22,253,657
Certificates of Deposit - 19.7%

Domestic Certificates Of Deposit - 0.9%
Washington Mutual Bank, California
9/7/04	1.31	5,000,000	5,000,000
Washington Mutual Bank, Seattle
7/14/04	1.12	5,000,000	5,000,000
8/10/04	1.19	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 6.2%
BNP Paribas SA
9/14/04	1.43	10,000,000	10,000,000
Credit Agricole Indosuez
8/5/04	1.39	10,000,000	10,000,000
8/5/04	1.40	10,000,000	10,000,000
Credit Suisse First Boston Bank
7/13/04	1.11	10,000,000	10,000,000
DEPFA BANK PLC
9/16/04	1.15	5,000,000	5,000,000
Landesbank Hessen-Thuringen
9/14/04	1.30	10,000,000	10,000,000
Royal Bank of Scotland PLC
7/19/04	1.05	25,000,000	25,000,000
Unicredito Italiano Spa
7/22/04	1.08	20,000,000	20,000,000
			100,000,000
New York Branch, Yankee Dollar, Foreign Banks - 12.6%
Bank of Scotland Treasury Services
8/31/04	1.23 (c)	5,000,000	4,999,543
BNP Paribas SA
7/22/04	1.20 (c)	10,000,000	9,995,092
8/5/04	1.41	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
7/15/04	1.29 (c)	20,000,000	20,000,000
7/28/04	1.27 (c)	25,000,000	24,996,533
7/29/04	1.27 (c)	10,000,000	9,997,512
Credit Agricole Indosuez
7/22/04	1.15 (c)	5,000,000	5,002,129

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Dresdner Bank AG
8/23/04	1.13%	$ 5,000,000	$ 5,000,000
HBOS Treasury Services PLC
9/4/04	1.29 (c)	20,000,000	20,000,000
HSH Nordbank AG
10/29/04	1.50	15,000,000	14,983,339
Landesbank Baden-Wuerttemberg
8/25/04	1.21 (c)	15,000,000	14,995,956
9/7/04	1.29 (c)	5,000,000	4,998,967
Societe Generale
7/1/04	1.05 (c)	15,000,000	14,998,667
7/8/04	1.09 (c)	5,000,000	4,998,962
7/20/04	1.19 (c)	15,000,000	14,994,827
UBS AG
10/5/04	1.52 (c)	20,000,000	19,989,856
			204,951,383
TOTAL CERTIFICATES OF DEPOSIT			319,951,383
Commercial Paper - 11.9%

Charta LLC
8/12/04	1.30	14,325,000	14,303,274
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/12/04	1.10	5,000,000	4,998,319
7/29/04	1.34	15,000,000	14,984,367
Comcast Corp.
7/14/04	1.50 (a)	5,000,000	4,997,292
CRC Funding LLC
9/1/04	1.47	5,000,000	4,987,342
DaimlerChrysler NA Holding Corp.
7/16/04	1.38	5,000,000	4,997,125
7/20/04	1.48	5,000,000	4,996,094
Dorada Finance, Inc.
9/22/04	1.51	5,000,000	4,982,708
Dresdner U.S. Finance, Inc.
8/13/04	1.11	10,000,000	9,986,742
Emerald (MBNA Credit Card Master Note Trust)
7/27/04	1.13	28,800,000	28,776,496
Ford Motor Credit Co.
7/8/04	1.35	10,000,000	9,997,375
7/15/04	1.40	5,000,000	4,997,278
Grampian Funding Ltd.
11/3/04	1.48	10,000,000	9,948,958
11/10/04	1.48	5,000,000	4,973,050
Motown Notes Program
7/16/04	1.10	5,000,000	4,997,708
8/10/04	1.35	5,000,000	4,992,500
8/12/04	1.34	5,000,000	4,992,183
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Park Granada LLC
7/2/04	1.08%	$ 30,000,000	$ 29,999,100
7/19/04	1.09	10,000,000	9,994,550
9/21/04	1.31	10,000,000	9,970,389
TOTAL COMMERCIAL PAPER			192,872,850
Federal Agencies - 25.7%

Fannie Mae - 10.4%
Agency Coupons - 10.2%
7/7/04	1.25 (b)(c)	21,000,000	20,978,194
9/23/04	1.49 (c)	25,000,000	24,996,351
2/15/05	1.40	10,000,000	10,000,000
2/23/05	1.33	20,000,000	20,000,000
2/25/05	1.40	25,000,000	25,000,000
3/29/05	1.40	15,000,000	15,000,000
5/4/05	1.54	20,000,000	20,000,000
5/13/05	1.59	20,000,000	20,000,000
5/16/05	1.64	5,000,000	5,000,000
6/3/05	1.84	5,000,000	5,000,000
			165,974,545
Discount Notes - 0.2%
11/10/04	1.51	3,915,000	3,893,468
			169,868,013
Federal Home Loan Bank - 15.3%
Agency Coupons - 15.3%
7/16/04	1.15 (c)	22,000,000	21,986,620
9/21/04	1.48 (c)	34,000,000	33,995,075
12/17/04	1.42	2,000,000	1,997,263
2/25/05	1.40	25,000,000	25,000,000
2/25/05	1.82	5,000,000	4,986,556
3/1/05	1.49	5,000,000	5,000,000
3/11/05	1.44	35,000,000	35,000,000
4/1/05	1.40	55,000,000	55,000,001
4/1/05	1.45	10,240,000	10,236,249
4/27/05	1.30	10,000,000	10,000,000
4/27/05	1.74	5,000,000	4,982,242
4/28/05	1.35	5,000,000	5,000,000
4/29/05	2.03	5,000,000	4,972,274
5/2/05	1.92	5,000,000	4,977,365
5/3/05	1.37	20,000,000	20,000,000
5/16/05	1.65	5,000,000	5,000,000
			248,133,645
TOTAL FEDERAL AGENCIES			418,001,658
Master Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/04	1.61% (c)(f)	$ 15,000,000	$ 15,000,000
Goldman Sachs Group, Inc.
7/8/04	1.25 (f)	14,000,000	14,000,000
8/26/04	1.22 (f)	36,000,000	36,000,000
9/14/04	1.21 (f)	5,000,000	5,000,000
TOTAL MASTER NOTES			70,000,000
Medium-Term Notes - 17.2%

American Express Credit Corp.
7/6/04	1.20 (c)	10,000,000	10,001,004
7/27/04	1.44 (c)	5,000,000	5,004,070
Bank of New York Co., Inc.
7/27/04	1.34 (a)(c)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
9/14/04	1.52 (a)(c)	10,000,000	10,004,521
BellSouth Telecommunications
9/4/04	1.40 (c)	5,000,000	5,000,000
Citigroup Global Markets Holdings, Inc.
9/7/04	1.42 (c)	5,000,000	5,005,252
Descartes Funding Trust
7/15/04	1.24 (c)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/04	1.25 (c)	25,000,000	25,000,000
7/19/04	1.36 (c)	20,000,000	20,000,000
HBOS Treasury Services PLC
9/24/04	1.58 (c)	20,000,000	20,000,000
Household Finance Corp.
8/26/04	1.29 (c)	5,000,000	5,000,000
Morgan Stanley
7/6/04	1.13 (c)	5,000,000	5,000,000
7/15/04	1.36 (c)	20,000,000	20,000,000
7/27/04	1.33 (c)	10,000,000	10,000,000
National City Bank
9/1/04	1.23 (c)	10,000,000	9,997,247
RACERS
7/22/04	1.28 (a)(c)	10,000,000	10,000,000
SLM Corp.
7/26/04	1.32 (c)	20,000,000	20,002,339
Verizon Global Funding Corp.
9/15/04	1.61 (c)	15,000,000	15,000,346
9/15/04	1.63 (c)	5,000,000	5,000,000
9/15/04	1.97 (c)	30,000,000	30,000,000
Wells Fargo & Co.
7/15/04	1.30 (c)	15,000,000	15,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Westpac Banking Corp.
9/13/04	1.39% (c)	$ 10,000,000	$ 9,997,104
9/13/04	1.41 (c)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			280,011,883
Short-Term Notes - 5.0%

Jackson National Life Insurance Co.
7/1/04	1.25 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/04	1.30 (c)(f)	10,000,000	10,000,000
7/28/04	1.36 (c)	5,000,000	5,000,000
8/1/04	1.33 (c)(f)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/04	1.25 (c)(f)	5,000,000	5,000,000
7/1/04	1.28 (c)(f)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/04	1.24 (c)(f)	30,000,000	30,000,000
Pacific Life Insurance Co.
9/10/04	1.58 (c)(f)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/04	1.34 (c)(f)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 3.6%

Alaska Hsg. Fin. Corp. Bonds Series A, 1.4%, tender 9/1/04 (FSA Insured) (c)		10,000,000	10,000,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 1.34%, LOC Dexia Cr. Local de France, VRDN (c)		11,700,000	11,700,000
San Jose Redev. Agcy. Rev. Series A, 1.34%, LOC JPMorgan Chase Bank, VRDN (c)(d)		11,250,000	11,250,000
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C3, 1.27% tender 7/14/04 (Liquidity Facility Texas Comptroller Pub. Acnts), CP mode		16,600,000	16,600,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.27% tender 7/14/04, CP mode		9,400,000	9,400,000
TOTAL MUNICIPAL SECURITIES			58,950,000
Repurchase Agreements - 13.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/04 due 7/1/04 At 1.55%)	$ 873,038	$ 873,000
With:
Banc of America Securities LLC At 1.63%, dated 6/30/04 due 7/1/04 (Collateralized by Corporate Obligations with principal amounts of $86,513,121, 1.57% - 8.98%, 8/15/06 - 11/20/36)	80,003,622	80,000,000
Goldman Sachs & Co. At 1.12%, dated 4/22/04 due 7/13/04 (Collateralized by Corporate Obligations with principal amounts of $5,050,913, 3.95%, 8/25/32)	5,012,756	5,000,000
J.P. Morgan Securities, Inc. At 1.57%, dated 6/30/04 due 7/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $68,380,000, 0%, 7/1/04 - 7/23/04)	67,002,922	67,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.65%, dated 5/10/04 due 8/9/04 (Collateralized by Corporate Obligations with principal amounts of $34,617,000, 6% - 12.13%, 9/1/07 - 10/1/20) (c)(e)	25,104,271	25,000,000
Morgan Stanley & Co. At:
1.13%, dated 5/5/04 due 7/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $508,676,467, 1.07%, 4/15/36)	25,044,729	25,000,000
1.58%, dated 6/30/04 due 7/1/04 (Collateralized by Corporate Obligations with principal amounts of $20,456,564, 0.79% - 3.85%, 7/1/04 - 6/25/33)	20,000,878	20,000,000
TOTAL REPURCHASE AGREEMENTS		222,873,000
TOTAL INVESTMENT PORTFOLIO - 102.5%	1,666,914,431
NET OTHER ASSETS - (2.5)%	(41,385,274)
NET ASSETS - 100%	$ 1,625,529,157
Total Cost for Federal Income Tax Purposes $ 1,666,914,431
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,001,813 or 2.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) For financial statement purposes, the maturity amount is calculated based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,000,000 or 9.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit 1.61%, 7/1/04	6/1/04	$ 15,000,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 5,000,000
1.22%, 8/26/04	1/27/04	$ 36,000,000
1.25%, 7/8/04	1/5/04	$ 14,000,000
Jackson National Life Insurance Co. 1.25%, 7/1/04	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.3%, 7/1/04	3/26/02	$ 10,000,000
1.33%, 8/1/04	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 1.25%, 7/1/04	9/17/98	$ 5,000,000
1.28%, 7/1/04	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.24%, 7/1/04	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 1.58%, 9/10/04	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.34%, 8/1/04	4/28/00	$ 10,000,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,969,714. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $3,928 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $109,000 all of which will expire on December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $222,873,000) - See accompanying schedule		$ 1,666,914,431
Cash		126,845
Receivable for investments sold		1,728
Receivable for fund shares sold		321,432
Interest receivable		3,181,423
Prepaid expenses		5,493
Other receivables		31
Total assets		1,670,551,383

Liabilities
Payable for investments purchased Regular delivery	$ 19,989,856
Delayed delivery	20,978,194
Payable for fund shares redeemed	3,549,771
Accrued management fee	288,945
Distribution fees payable	2,705
Other affiliated payables	120,218
Other payables and accrued expenses	92,537
Total liabilities		45,022,226

Net Assets		$ 1,625,529,157
Net Assets consist of:
Paid in capital		$ 1,625,672,754
Accumulated net realized gain (loss) on investments		(143,597)
Net Assets		$ 1,625,529,157
Initial Class: Net Asset Value, offering price and redemption price per share ($1,584,089,444 ÷ 1,584,153,650 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($34,590,107 ÷ 34,590,447 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,849,606 ÷ 6,849,820 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 10,779,359

Expenses
Management fee	$ 1,726,441
Transfer agent fees	588,523
Distribution fees	14,059
Accounting fees and expenses	94,198
Non-interested trustees' compensation	4,317
Custodian fees and expenses	19,179
Audit	20,034
Legal	1,054
Miscellaneous	94,342
Total expenses before reductions	2,562,147
Expense reductions	(272)	2,561,875
Net investment income		8,217,484
Net realized gain (loss) on investment securities		(34,998)
Net increase in net assets resulting from operations		$ 8,182,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,217,484	$ 23,975,974
Net realized gain (loss)	(34,998)	(133,557)
Net increase (decrease) in net assets resulting from operations	8,182,486	23,842,417
Distributions to shareholders from net investment income	(8,217,484)	(23,975,974)
Share transactions - net increase (decrease)	(214,549,398)	(920,442,277)
Total increase (decrease) in net assets	(214,584,396)	(920,575,834)

Net Assets
Beginning of period	1,840,113,553	2,760,689,387
End of period	$ 1,625,529,157	$ 1,840,113,553
Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
Sold	632,365,586	28,301,387	5,311,766
Reinvested	8,131,151	71,180	15,137
Redeemed	(873,812,194)	(13,388,086)	(1,545,325)
Net increase (decrease)	(233,315,457)	14,984,481	3,781,578

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Sold	6,056,411,700	54,027,987	82,930,007
Reinvested	23,602,029	128,154	208,645
Redeemed	(6,967,511,919)	(42,565,009)	(127,673,871)
Net increase (decrease)	(887,498,190)	11,591,132	(44,535,219)

Distributions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,131,151	$ 71,180	$ 15,153

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,625,076	$ 137,269	$ 213,629

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.010	.017	.041	.062	.050
Distributions from net investment income	(.005)	(.010)	(.017)	(.041)	(.062)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.47%	1.00%	1.69%	4.18%	6.30%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.29%	.29%	.28%	.33%	.27%
Expenses net of voluntary waivers, if any	.29% A	.29%	.29%	.28%	.33%	.27%
Expenses net of all reductions	.29% A	.29%	.29%	.28%	.33%	.27%
Net investment income	.94% A	1.00%	1.68%	3.99%	6.18%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,584,089	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.009	.016	.040	.031
Distributions from net investment income	(.004)	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.42%	.90%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.39% A	.38%	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.39% A	.38%	.39%	.39%	.45% A
Expenses net of all reductions	.39% A	.38%	.39%	.39%	.45% A
Net investment income	.84% A	.91%	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,590	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.014	.039	.058
Distributions from net investment income	(.003)	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.34%	.75%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.55%	.60% A
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.60% A
Net investment income	.69% A	.75%	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,850	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Reclassification of Financial Information. As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. Net investment loss for the fund decreased by $669,090, with a corresponding decrease to net realized gain. The reclassification has no impact on total net assets or total return of the fund.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences for the Money Market Portfolio. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, net operating losses, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager: Growth	$ 311,151,031	$ 33,314,192	$ (10,762,386)	$ 22,551,806
Balanced	$ 327,211,964	$ 35,446,019	$ (8,992,238)	$ 26,453,781
Growth & Income	$ 1,423,075,186	$ 200,759,690	$ (64,320,087)	$ 136,439,603
Growth Opportunities	$ 616,883,481	$ 139,433,880	$ (18,265,165)	$ 121,168,715
Investment Grade Bond	$ 1,768,350,467	$ 27,160,189	$ (14,146,664)	$ 13,013,525
Mid Cap	$ 2,380,675,545	$ 723,183,925	$ (60,328,890)	$ 662,855,035

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio, the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $617,350 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%	|
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.57%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2
Asset Manager: Growth	$ 3,307	$ 8,807
Balanced	$ 10,825	$ 39,047
Growth & Income	$ 185,695	$ 493,515
Growth Opportunities	$ 111,356	$ 74,634
Investment Grade Bond	$ 14,564	$ 159,514
Mid Cap	$ 312,435	$ 1,716,532
Money Market	$ 8,533	$ 5,526

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses were as follows:

Asset Manager: Growth		|
Initial Class	$ 113,172
Service Class	3,335
Service Class 2	4,916
	$ 121,423
Balanced
Initial Class	$ 99,859
Service Class	7,971
Service Class 2	11,772
	$ 119,602
Growth & Income
Initial Class	$ 252,343
Service Class	123,656
Service Class 2	134,845
	$ 510,844
Growth Opportunities
Initial Class	$ 160,979
Service Class	75,315
Service Class 2	24,011
	$ 260,305
Investment Grade Bond
Initial Class	$ 486,213
Service Class	10,264
Service Class 2	45,977
	$ 542,454
Mid Cap
Initial Class	$ 237,895
Service Class	208,428
Service Class 2	463,563
	$ 909,886
Money Market
Initial Class	$ 581,184
Service Class	5,815
Service Class 2	1,524
	$ 588,523

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 210,682
Balanced	$ 264,942
Growth & Income	$ 722,438
Growth Opportunities	$ 154,750
Investment Grade Bond	$ 1,627,259
Mid Cap	$ 182,572

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody Expense Reduction

Asset Manager: Growth	$ 21,533	$ 322
Balanced	$ 6,494	$ 166
Growth & Income	$ 52,073	$ 69
Growth Opportunities	$ 67,741	$ 104
Investment Grade Bond	$ -	$ 1,199
Mid Cap	$ 421,598	$ 683
Money Market	$ -	$ 272

Semiannual Report

8. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager: Growth	69%	-	-
Balanced	56%	1	24%
Growth & Income	22%	1	44%
Growth Opportunities	22%	1	46%
Investment Grade Bond	46%	1	12%
Mid Cap	21%	2	44%
Money Market	63%	1	13%

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPGRP2-SANN-0804
1.803535.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Mid Cap Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Mid Cap Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 30, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 26, 2004